PRESIDENT'S MESSAGE

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Aggressive Growth Fund for the six-month period from December 1, 1997 through May 31, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings and financial statements.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 73.1% of the fund's $144.6-million in net assets were invested across stocks, including large-cap value, large-cap growth, small cap and foreign stocks. The rest of the portfolio consisted of U.S. and foreign bonds.*

During the first half of the fund's fiscal year, the fund's Institutional Shares delivered a total return of 9.89%** through a share price increase of $0.46, dividends totaling $0.12 per share, and capital gains totaling $0.69 per share. The fund's Select Shares produced a total return of 9.53%** through a share price increase of $0.46, dividends totaling $0.07 per share, and capital gains totaling $0.69 per share.

Thank you for pursuing your long-term goals through the extremely high diversification and professional management of Federated Managed Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
July 15, 1998

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

Performance For Six Months Ended May 31, 1998

The six month reporting period ended May 31, 1998 was a generally favorable one for financial assets and Federated Managed Aggressive Growth Fund participated in the advance. For the six months ended May 31, 1998, an investor in the fund's Institutional Shares had a total return of 9.89%,* while an investor in the fund's Select Shares had a total return of 9.53%.* As usual, performance among asset classes showed wide variation. Reversing a pattern that has held for the last few years, foreign stocks performed well over the last six months. Shares of large companies in developed foreign countries outperformed on average shares of U.S. large companies. European stock markets did especially well as investors looked forward to the benefits of a new single currency for the European Monetary Union. In the U.S. the strength in the market was primarily in large company stocks as shares in small company stocks had solid but more moderate returns. The bond market also delivered solid single digit returns as interest rates fell during the period in response to an expected recession in Asia's developing economies.

Asset Allocation as of May 31, 1998

Federated Managed Aggressive Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1998.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Asset Categories As A Percentage of Total Net Assets
                                                               Permitted    Percentage as of
                    Asset Category                               Range        May 31, 1998
Bonds(1)                                                           10-30          25.7
Treasury and Government
Securities                                                          0-20          18.0
Mortgage-Backed Securities                                          0-10             0
Investment Grade
Corporate Bonds                                                     0-10             0
High Yield Corporate Bonds                                          0-10           2.9
Foreign Bonds                                                       0-10           4.8
Equities(1)                                                        70-90          73.1
Large Company Stocks                                               40-60          44.4
Small Company Stocks                                               10-20          13.9
Foreign Stocks                                                     10-20          14.8

(1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1998 have been included under the appropriate equity asset category.

The U.S. has enjoyed seven years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Moreover stretched valuation levels for stocks make the bond market look more attractive. Offsetting the valuation factors which favor bonds, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover U.S. monetary policy appears supportive of further price gains in financial assets. Thus fund management moved equity exposure up during the period to normal levels in response to this favorable near-term environment for equities.

Structure of the Bond Portfolio

Within the range of four to six years, the fund's bond duration is set at 4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, lower than normal yield advantages offered by corporate bonds over U.S. Treasurys led fund management to underweight high yield corporate bonds and to avoid the investment grade sector.

Structure of the Equity Portfolio

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as small company stocks and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted seven years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

                            PORTFOLIO OF INVESTMENTS

                    Federated Managed Aggressive Growth Fund

                            May 31, 1998 (unaudited)

                                                                                                         Value
                                                                                                        in U.S.
                                                        Shares                                          Dollars
   *Stocks--73.1%
Large-Cap Value Stocks--17.8%
Basic Industry--0.6%
           20,700  Archer-Daniels-Midland Co.                                                         $    390,713
            3,400  Dow Chemical Co.                                                                        329,375
           18,900  LTV Corporation                                                                         206,719
                   Total                                                                                   926,807
Consumer Durables--0.8%
            5,100  Eastman Kodak Co.                                                                       364,013
            3,600  Ford Motor Co.                                                                          186,750
            4,800  General Motors Corp.                                                                    345,300
           10,900  Rubbermaid, Inc.                                                                        355,613
                   Total                                                                                 1,251,676
Consumer Non-Durables--0.7%
            4,800  BestFoods                                                                               270,900
            6,400  Kimberly-Clark Corp.                                                                    317,200
           10,400  RJR Nabisco Holdings Corp.                                                              293,150
            7,700  UST, Inc.                                                                               205,013
                   Total                                                                                 1,086,263
Energy Minerals--2.4%
            3,800  Atlantic Richfield Co.                                                                  299,725
            5,100  Chevron Corp.                                                                           407,363
           16,500  Exxon Corp.                                                                           1,163,250
           10,000  Occidental Petroleum Corp.                                                              276,250
           12,600  Sun Co., Inc.                                                                           535,500
            7,100  Texaco, Inc.                                                                            410,025
           12,800  USX-Marathon Group                                                                      448,000
                   Total                                                                                 3,540,113
Finance--3.2%
            5,700  Allmerica Financial Corp.                                                               357,319
              943  Associates First Capital Corp., Class A                                                  70,586
           10,000  Banc One Corp.                                                                          551,250

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Value Stocks--continued
                   Finance--continued
            1,700  Bankers Trust New York Corp.                                                       $    209,950
            6,000  Bear Stearns Cos., Inc.                                                                 325,500
           13,200  Block (H&R), Inc.                                                                       580,800
            9,600  CIGNA Corp.                                                                             657,600
            1,800  Chase Manhattan Corp.                                                                   244,688
           11,800  First Union Corp.                                                                       652,688
            2,300  Fleet Financial Group, Inc.                                                             188,600
            1,400  General RE Corp.                                                                        307,825
            4,200  MBIA, Inc.                                                                              313,163
            5,300  Washington Federal, Inc.                                                                147,406
                   Total                                                                                 4,607,375
Health Care--1.1%
           14,800  Pharmacia & Upjohn, Inc.                                                                653,975
           16,500  U.S. Surgical Corp.                                                                     655,875
            5,500  United Healthcare Corp.                                                                 352,000
                   Total                                                                                 1,661,850
Producer Manufacturing--1.4%
           16,400  ITT Industries, Inc.                                                                    604,750
           11,100  Ingersoll-Rand Co.                                                                      500,194
            8,000  Johnson Controls, Inc.                                                                  476,000
            3,000  Loews Corp.                                                                             272,250
            5,900  Parker-Hannifin Corp.                                                                   242,269
                   Total                                                                                 2,095,463
Retail Trade--0.4%
           19,500  (a)K Mart Corp.                                                                         377,813
            8,000  Limited, Inc.                                                                           266,000
                   Total                                                                                   643,813
Services--0.8%
            5,000  CBS Corp.                                                                               158,750
           12,900  Readers Digest Association, Inc., Class A                                               367,650
           18,500  Waste Management, Inc.                                                                  601,250
                   Total                                                                                 1,127,650

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Value Stocks--continued
Technology--1.7%
            7,900  AMP, Inc.                                                                          $    300,200
            8,800  First Data Corp.                                                                        292,600
            3,000  International Business Machines Corp.                                                   352,125
            2,600  Northrop Corp.                                                                          278,688
           36,400  (a)Novell, Inc.                                                                         382,200
            5,400  Raytheon Co., Class A                                                                   287,888
            7,000  Storage Technology Corp.                                                                587,125
                   Total                                                                                 2,480,826
Transportation--0.6%
            8,100  CNF Transportation, Inc.                                                                332,606
            8,700  Ryder Systems, Inc.                                                                     296,344
            8,100  Southwest Airlines Co.                                                                  216,169
                   Total                                                                                   845,119
 Utilities--4.1%
            5,900  AT&T Corp.                                                                              359,163
            7,200  Bell Atlantic Corp.                                                                     659,700
            6,100  CMS Energy Corp.                                                                        265,731
            4,100  Columbia Gas System, Inc.                                                               345,938
           16,300  Entergy Corp.                                                                           428,894
           10,600  GTE Corp.                                                                               618,113
           12,300  Houston Industries, Inc.                                                                352,088
           14,100  MCI Communications Corp.                                                                753,909
           13,200  P G & E Corp.                                                                           415,800
            7,000  Pacificorp                                                                              161,438
            8,300  Public Service Enterprises Group, Inc.                                                  274,419
            5,900  Texas Utilities Co.                                                                     233,050
           11,800  U.S. West, Inc.                                                                         598,850
                   Total                                                                                 5,467,093
                   Total Large-Cap Value Stocks                                                         25,734,048
Large Cap Growth Stocks--26.6%
Basic Industry--0.9%
            2,400  Air Products & Chemicals, Inc.                                                          208,800

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Growth Stocks--continued
                   Basic Industry--continued
            3,000  Avery Dennison Corp.                                                               $    155,438
            3,000  Bemis Co., Inc.                                                                         126,563
            6,100  Crown Cork & Seal Co., Inc.                                                             316,438
            3,200  Hercules, Inc.                                                                          141,000
            3,500  Martin Marietta Materials                                                               161,000
            3,400  Monsanto Co.                                                                            188,275
                   Total                                                                                 1,297,514
Consumer Durables--0.1%
            3,500  Harley Davidson, Inc.                                                                   125,125
Consumer Non-Durables--3.7%
            6,400  Campbell Soup Co.                                                                       348,800
           11,600  Coca-Cola Co.                                                                           909,150
           16,200  Dial Corp.                                                                              401,963
            2,100  Gillette Co.                                                                            245,963
            5,200  (a)Jones Apparel Group, Inc.                                                            329,550
            9,200  PepsiCo, Inc.                                                                           375,475
           18,000  Philip Morris Cos., Inc.                                                                672,750
            6,800  Procter & Gamble Co.                                                                    570,775
            3,300  Quaker Oats Co.                                                                         190,369
            3,700  Sara Lee Corp.                                                                          217,838
            4,100  UST, Inc.                                                                               109,163
            4,800  Universal Corp.                                                                         180,300
            5,600  Wolverine World Wide, Inc.                                                              138,250
            6,800  Wrigley (Wm.), Jr. Co.                                                                  654,500
                   Total                                                                                 5,344,846
Energy Minerals--0.5%
            7,800  (a)BJ Services Co.                                                                      254,963
            4,900  Diamond Offshore Drilling, Inc.                                                         234,281
            6,800  (a)Global Marine, Inc.                                                                  151,725
            3,300  Halliburton Co.                                                                         156,338
                   Total                                                                                   797,307

                                             Federated Managed Aggressive Growth Fund

                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Growth Stocks--continued
Finance--5.7%
            5,000  Ahmanson (H.F.) & Co.                                                              $    381,250
            6,200  Allstate Corp.                                                                          583,575
            1,750  American International Group, Inc.                                                      216,672
            4,400  American Express Co.                                                                    451,550
            4,200  Bank of New York Co., Inc.                                                              256,725
            3,000  BankAmerica Corp.                                                                       248,063
            9,000  (a)Catellus Development Corp.                                                           167,063
            1,400  Citicorp                                                                                208,775
            6,900  Conseco, Inc.                                                                           321,713
            6,900  Equitable Companies Inc.                                                                475,238
            5,700  Federal National Mortgage Association                                                   341,288
            5,300  (a)Golden State Bancorp, Inc.                                                           203,056
            1,200  Household International, Inc.                                                           162,375
           15,200  MBNA Corp.                                                                              481,650
            2,000  MGIC Investment Corp.                                                                   119,875
            5,500  Marsh & McLennan Cos., Inc.                                                             481,594
            3,800  Mellon Bank Corp.                                                                       256,263
            3,200  Merrill Lynch & Co., Inc.                                                               286,400
           10,200  Morgan Stanley, Dean Witter, Discover & Co.                                             796,238
            8,800  NationsBank Corp.                                                                       666,600
            6,900  Old Republic International Corp.                                                        196,650
            4,300  Sunamerica, Inc.                                                                        209,088
            4,100  Torchmark Corp.                                                                         175,788
            8,050  Travelers Group, Inc.                                                                   491,050
                   Total                                                                                 8,178,539
Health Care--4.6%
            9,500  Abbott Laboratories                                                                     704,781
           19,500  (a)Beverly Enterprises, Inc.                                                            279,094
            6,300  Bristol-Myers Squibb Co.                                                                677,250
            2,800  (a)Centocor, Inc.                                                                       109,200
            9,500  (a)Chiron Corp.                                                                         171,594
            3,300  Guidant Corp.                                                                           212,644

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Growth Stocks--continued
                   Health Care--continued
            6,900  HBO & Co.                                                                          $    398,259
            7,700  (a)HEALTHSOUTH Corp.                                                                    218,488
            7,200  Johnson & Johnson                                                                       497,250
            4,000  Lilly (Eli) & Co.                                                                       245,750
            9,300  Merck & Co., Inc.                                                                     1,088,681
            4,300  Pfizer, Inc.                                                                            450,694
            4,600  (a)Quintiles Transnational Corp.                                                        223,675
            4,300  Schering Plough Corp.                                                                   359,856
            3,100  United Healthcare Corp.                                                                 198,400
            4,500  (a)Universal Health Services, Inc., Class B                                             247,500
            8,100  Warner-Lambert Co.                                                                      516,881
                   Total                                                                                 6,599,997
Producer Manufacturing--1.9%
            2,300  Allied-Signal, Inc.                                                                      98,325
            5,100  Dover Corp.                                                                             191,250
            5,100  (a)EVI, Inc.                                                                            257,876
           16,000  General Electric Co.                                                                  1,334,000
            5,000  (a)Lexmark Intl. Group, Class A                                                         277,500
            3,700  Masco Corp.                                                                             208,125
            5,500  Miller Herman, Inc.                                                                     152,281
            3,200  Precision Castparts Corp.                                                               184,400
                   Total                                                                                 2,703,757
Retail Trade--1.6%
            9,300  (a)General Nutrition Cos., Inc.                                                         293,531
            4,650  Home Depot, Inc.                                                                        365,316
            8,700  (a)Safeway, Inc.                                                                        317,006
           10,200  TJX Cos., Inc.                                                                          476,850
           15,800  Wal-Mart Stores, Inc.                                                                   871,963
                   Total                                                                                 2,324,666
Services--1.7%
            4,708  (a)Cendant Corp.                                                                        102,105
            3,900  (a)Chancellor Media Corp., Class A                                                      163,069

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Growth Stocks--continued
                   Services--continued
            2,500  Disney (Walt) Co.                                                                  $    282,813
            2,900  Gannett Co., Inc.                                                                       191,219
            7,050  (a)Liberty Media Group, Class A                                                         232,650
            2,700  McDonald's Corp.                                                                        177,188
            8,900  Service Corp. International                                                             363,788
           10,100  (a)Tricon Global Restaurants, Inc.                                                      313,731
            7,800  (a)Viacom, Inc., Class A                                                                429,488
            4,600  (a)Viacom, Inc., Class B                                                                253,000
                   Total                                                                                 2,509,051
Technology--4.8%
            5,100  (a)America Online, Inc.                                                                 424,894
            4,300  (a)Applied Materials, Inc.                                                              137,600
           10,200  (a)BMC Software, Inc.                                                                   469,838
            6,800  (a)Cabletron Systems, Inc.                                                               87,550
            6,400  (a)Cadence Design Systems, Inc.                                                         225,600
            7,150  (a)Cisco Systems, Inc.                                                                  540,719
            3,200  Computer Associates International, Inc.                                                 168,000
            4,600  (a)Dell Computer Corp.                                                                  379,069
            8,400  (a)EMC Corp. Mass                                                                       348,075
            9,300  First Data Corp.                                                                        309,225
            3,300  Hillenbrand Industries, Inc.                                                            203,775
            7,400  Intel Corp.                                                                             528,638
            5,200  Lucent Technologies, Inc.                                                               368,875
           13,000  (a)Microsoft Corp.                                                                    1,102,563
            5,600  (a)Peoplesoft, Inc.                                                                     244,650
            4,500  (a)SCI Systems, Inc.                                                                    153,563
           10,600  (a)Seagate Technology, Inc.                                                             245,125
            7,200  (a)Sun Microsystems, Inc.                                                               288,450
            3,600  (a)Tellabs, Inc.                                                                        247,388
            3,300  United Technologies Corp.                                                               310,200
                   Total                                                                                 6,783,797


                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Large-Cap Growth Stocks--continued
Transportation--0.1%
            2,600  (a)Continental Airlines, Inc., Class B                                             $    147,063
Utilities--1.0%
            8,200  (a)Airtouch Communications, Inc.                                                        390,525
            7,800  Coastal Corp.                                                                           549,900
            3,600  (a)PanAmSat Corp.                                                                       196,650
            3,900  (a)Teleport Communications Group, Inc., Class A                                         218,156
            7,100  (a)WorldCom, Inc.                                                                       323,050
                   Total                                                                                 1,678,281
                   Total Large Cap Growth Stocks                                                        38,489,943
Small-Cap Stocks--13.9%
Basic Industry--0.8%
            3,500  Cambrex Corp.                                                                           195,781
            5,100  (a)Carbide/Graphite Group, Inc.                                                         166,706
            8,900  Furon Co.                                                                               141,844
            3,200  Lone Star Industries, Inc.                                                              240,600
            4,200  (a)Lone Star Technologies, Inc.                                                          79,800
           11,200  Spartech Corp.                                                                          250,600
                   Total                                                                                 1,075,331
 Consumer Durables--1.0%
            5,100  (a)Action Performance Companies, Inc.                                                   141,844
            6,500  (a)American Homestar Corporation                                                        138,125
            2,900  Carlisle Cos., Inc.                                                                     140,288
            6,100  (a)Dura Automotive Systems, Inc.                                                        221,125
            3,800  (a)Gentex Corp.                                                                         139,175
           10,600  (a)Helen of Troy Ltd.                                                                   202,725
            5,000  Oakwood Homes Corp.                                                                     135,938
            9,000  (a)Stanley Furniture Co. Inc.                                                           182,250
            3,900  (a)Toll Brothers, Inc.                                                                  100,425
                   Total                                                                                 1,401,895
  Consumer Non-Durables--0.7%
            4,600  (a)Blyth Industries, Inc.                                                               141,163
            7,400  (a)Nautica Enterprise, Inc.                                                             216,450

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Small-Cap Stocks--continued
                   Consumer Non-Durables--continued
            5,200  (a)North Face, Inc.                                                                $    129,025
            6,400  (a)Smithfield Foods, Inc.                                                               172,800
            3,600  (a)Suiza Foods Corp.                                                                    210,375
            7,300  Wolverine World Wide, Inc.                                                              180,219
                   Total                                                                                 1,050,032
   Energy Minerals--0.4%
            2,600  Camco International, Inc.                                                               181,350
           15,800  (a)Comstock Resources, Inc.                                                             158,000
            5,800  (a)EEX Corp.                                                                             57,275
            4,300  (a)Tuboscope Inc.                                                                        97,288
            7,100  Vintage Petroleum, Inc.                                                                 128,688
                   Total                                                                                   622,601
    Finance--2.1%
            5,000  (a)Amresco, Inc.                                                                        168,750
            3,000  CMAC Investment Corp.                                                                   181,500
            4,000  City National Corp.                                                                     147,000
            8,000  Community First Bankshares, Inc.                                                        195,000
            3,270  (a)Delphi Financial Group, Inc., Class A                                                177,602
            7,100  (a)Delta Financial Corp.                                                                125,138
            2,500  Enhance Financial Services Group, Inc.                                                  162,813
            2,100  Executive Risk, Inc.                                                                    132,169
            3,600  (a)FIRSTPLUS Financial Group, Inc.                                                      143,550
            5,100  (a)FirstFed Financial Corp.                                                             250,219
            7,100  GBC Bancorp                                                                             203,238
            6,300  (a)Imperial Bancorp                                                                     184,275
            5,200  Mutual Risk Management Ltd.                                                             182,325
            9,300  North Fork Bancorp, Inc.                                                                223,781
            5,200  Sirrom Capital Corp.                                                                    138,450
            4,900  (a)Triad Guaranty, Inc.                                                                 161,700
            5,000  (a)United Rentals, Inc.                                                                 172,500
            2,900  Vesta Insurance Group, Inc.                                                             152,794
                   Total                                                                                 3,102,804

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Small-Cap Stocks--continued
                   Health Care--1.3%
            6,100  (a)Access Health, Inc.                                                             $    156,313
            5,100  (a)Alternative Living Services, Inc.                                                    138,338
            7,000  (a)Aurora Bioscences, Inc.                                                               52,938
           23,200  (a)Balanced Care Corp.                                                                  185,600
            3,500  (a)Curative Technologies, Inc.                                                           98,438
            5,200  (a)Genesis Health Ventures, Inc.                                                        131,625
            3,700  (a)Healthcare & Retirement Corp.                                                        143,144
            4,500  (a)Medicis Pharmaceutical Corp., Class A                                                183,656
            2,900  (a)Patterson Dental Co.                                                                  94,250
            5,600  (a)PharMerica, Inc.                                                                      68,250
            6,000  (a)Phycor, Inc.                                                                         101,250
            9,600  (a)Prime Medical Services                                                               100,800
            6,054  (a)Respironics, Inc.                                                                     99,513
            4,200  (a)Sybron International Corp.                                                           100,538
            3,600  (a)Universal Health Services, Inc., Class B                                             198,000
                   Total                                                                                 1,852,653
Producer Manufacturing--0.8%
            6,600  (a)AFC Cable Systems, Inc.                                                              222,750
            7,100  (a)Ballantyne of Omaha, Inc.                                                            130,019
              600  C&D Technologies, Inc.                                                                   33,600
            7,000  (a)Cable Design Technologies, Class A                                                   164,938
            2,600  (a)EVI, Inc.                                                                            131,463
            5,000  (a)Rayovac Corp.                                                                        105,000
            5,000  (a)SLI, Inc.                                                                            142,500
            7,100  (a)US Office Products Co.                                                               120,256
                   Total                                                                                 1,050,526
Retail Trade--1.2%
            4,200  (a)CDW Computer Centers, Inc.                                                           172,988
            8,400  Claire's Stores, Inc.                                                                   158,025
            2,800  (a)Express Scripts, Inc., Class A                                                       215,425
            3,900  (a)Funco, Inc.                                                                           63,863
            3,900  (a)Mens Wearhouse, Inc.                                                                 166,238

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Small-Cap Stocks--continued
                   Retail Trade--continued
            5,900  (a)Microage, Inc.                                                                  $     79,650
            5,000  (a)O'Reilly Automotive, Inc.                                                            162,500
            5,200  (a)Pacific Sunwear of California                                                        232,863
            6,600  (a)Pomeroy Computer Resources                                                           148,500
            4,800  (a)Proffitts, Inc.                                                                      188,400
            6,700  (a)Renters Choice, Inc.                                                                 178,388
            6,400  (a)Zale Corp.                                                                           198,000
                   Total                                                                                 1,964,840
   Services--2.1%
            5,900  (a)ABR Information Services, Inc.                                                       151,188
            4,400  (a)Allied Waste Industries, Inc.                                                        116,600
            7,200  (a)American Business Information, Class A                                                89,100
            7,200  (a)American Business Information, Class B                                                90,900
            6,550  (a)BARRA, Inc.                                                                          133,456
            6,300  (a)Billing Concepts Corp.                                                               146,475
            4,300  (a)Caribiner International, Inc.                                                         95,138
            5,300  (a)Daisytek International Corp.                                                         135,150
            5,100  (a)FactSet Research Systems                                                             165,431
            4,400  (a)Labor Ready, Inc.                                                                    148,775
            6,500  (a)Landrys Seafood Restaurants, Inc.                                                    147,266
            9,000  (a)Newpark Resources, Inc.                                                              163,688
            9,500  (a)Personnel Group of America, Inc.                                                     192,375
            8,900  (a)Prime Hospitality Corp.                                                              159,644
           11,400  (a)ProBusiness Services, Inc.                                                           415,388
            4,800  (a)Rural / Metro Corp.                                                                  113,400
            2,100  (a)Snyder Communications, Inc.                                                           84,656
            5,500  (a)StaffMark, Inc.                                                                      202,125
            5,500  (a)World Access, Inc.                                                                   172,563
                   Total                                                                                 2,923,318
Technology--2.9%
            6,200  (a)ATMI, Inc.                                                                           112,375
            6,400  (a)Apex mPC Solutions, Inc.                                                             160,800

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Small-Cap Stocks--continued
                   Technology--continued
           12,600  (a)Applied Voice Technology, Inc.                                                  $    235,463
            1,700  (a)Aspect Development, Inc.                                                              97,219
            9,800  (a)Atlantic Data Services, Inc.                                                         128,625
            5,900  (a)Benchmark Electronics, Inc.                                                          119,106
            7,300  (a)CHS Electronics, Inc.                                                                145,088
            6,100  (a)Ciber, Inc.                                                                          195,581
            4,100  (a)Comverse Technology, Inc.                                                            204,872
            8,350  (a)Cybex Computer Products Corp.                                                        192,050
            7,600  (a)Cymer, Inc.                                                                          144,638
            8,900  (a)DSP Group, Inc.                                                                      174,663
            4,100  (a)Ducommun, Inc.                                                                       131,713
            4,300  (a)Eltron International, Inc.                                                            94,600
            2,100  (a)Etec Systems, Inc.                                                                    76,781
            4,200  (a)HADCO Corp.                                                                          134,925
            4,800  (a)Integrated Circuit System, Inc.                                                       66,150
            6,800  (a)MRV Communications, Inc.                                                             158,100
            9,900  (a)Mastech Corp.                                                                        187,172
            5,000  (a)Micrel, Inc.                                                                         156,406
            3,500  (a)Microchip Technology, Inc.                                                            85,750
            2,600  (a)Orbotech, Ltd.                                                                        85,800
            5,100  (a)Qlogic Corp.                                                                         206,550
            2,400  (a)RELTEC Corp.                                                                          88,200
            6,200  (a)SS&C Technologies, Inc.                                                              102,300
            2,300  (a)Sanmina Corp.                                                                        179,113
            5,400  (a)Smart Modular Technologies, Inc.                                                      73,913
            3,500  (a)Transaction Systems Architects, Inc., Class A                                        141,750
            3,000  (a)Vitesse Semiconductor Corp.                                                           76,875
                   Total                                                                                 3,956,578
Transportation--0.2%
            2,400  Airlines Express International Corp.                                                     61,950
            3,700  Comair Holdings, Inc.                                                                    98,513
            1,900  Expeditors International Washington, Inc.                                                76,000

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Small-Cap Stocks--continued
                   Transportation--continued
            1,900  (a)Heartland Express, Inc.                                                         $     41,563
            1,600  USFreightways Corp.                                                                      50,400
            2,925  Werner Enterprises, Inc.                                                                 55,575
                   Total                                                                                   384,001
  Utilities--0.4%
            1,000  Central Hudson Gas & Electric Service                                                    43,688
              800  Cilcorp, Inc.                                                                            35,250
            1,400  Commonwealth Energy System                                                               53,200
            2,400  K N Energy, Inc.                                                                        129,900
            1,100  New Jersey Resources Corp.                                                               39,531
            1,900  Piedmont Natural Gas, Inc.                                                               60,206
            4,000  (a)Premiere Technologies, Inc.                                                           95,500
            1,900  Sierra Pacific Resources                                                                 65,194
            4,500  (a)Transaction Network Services, Inc.                                                    91,688
            1,200  WICOR, Inc.                                                                              54,900
                   Total                                                                                   669,057
Total Small-Cap Stocks                                                                                  20,053,636
Foreign Equity--14.8%
Argentina--0.1%
            6,900  (a)Banco Rio de la Plata SA, ADR                                                         82,800
Australia--0.2%
           40,200  Austrim Ltd                                                                              77,288
           55,000  Woolworth's Ltd.                                                                        189,096
                   Total                                                                                   266,384
Belgium--0.1%
            4,500  (a)Global TeleSystems Group, Inc., ADR                                                  172,406
Brazil--0.0%
        1,146,672  Companhia Energetica de Minas Gerais, Preference                                         37,886
Croatia--0.1%
            5,280  (a)Pliva D.D., GDR, 144A                                                                 86,856
Finland--0.3%
           18,000  Finnair                                                                                 185,865

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Foreign Equity--continued
                   Finland--continued
            2,500  OY Nokia AB, ADR, Class A                                                          $    162,344
            1,810  Sampo Insurance Co. Ltd., Class A                                                        84,104
                   Total                                                                                   432,313
 France--2.8%
            1,528  AXA                                                                                     173,921
            2,100  Alcatel Alsthom                                                                         449,273
            5,500  Assurances Generales de France                                                          339,211
            2,500  Banque Nationale de Paris                                                               213,522
              900  Compagnie de Saint Gobain                                                               177,503
            9,000  Dassault Systemes SA                                                                    419,689
            1,070  Elf Aquitaine SA                                                                        148,616
            1,000  Groupe Danon BSN SA                                                                     269,263
              930  Guyenne Et Gascogne                                                                     348,187
              750  Rexel                                                                                   313,263
            3,700  (a)SGS-Thomas Microelectronics N.V. (NY Reg Shs)                                        286,288
            4,670  Scor SA                                                                                 294,265
            1,400  Societe Generale, Paris                                                                 277,286
            3,500  Thomson-CSF                                                                             141,568
            2,061  TOTAL SA-B                                                                              255,946
                   Total                                                                                 4,107,801
Germany, Federal Republic Of--1.5%
              150  Bayerische Motoren Werke AG                                                             158,722
               30  Bayerische Motoren Werke AG, New Share                                                   31,358
            4,000  Bhf-bank                                                                                164,103
            3,380  Deutsche Bank, AG                                                                       290,973
            4,150  Dresdner Bank AG, Frankfurt                                                             233,288
              600  Holzmann (Philipp)                                                                      165,784
              359  Mannesmann AG                                                                           351,103
              315  Muenchener Rueckversicherungs-Gesellschaft AG--REG                                      143,090
            9,050  Skw Trostberg                                                                           367,732
            2,800  Tarkett Sommer AG                                                                       109,850

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Foreign Equity--continued
                   Germany, Federal Republic Of--continued
              220  Volkswagen AG                                                                      $    178,417
                   Total                                                                                 2,194,420
  Hong Kong--0.4%
           40,000  Cheung Kong                                                                             216,286
            2,429  HSBC Holdings PLC                                                                        58,930
           58,000  Henderson Land Development Co. Ltd.                                                     205,085
           85,000  (a)New World Development Co. Ltd.                                                       200,736
                   Total                                                                                   681,037
    Ireland--0.2%
            4,150  (a)Elan Corp. PLC, ADR                                                                  253,928
      Italy--1.3%
            7,900  Assicurazioni Generali                                                                  253,896
           80,000  Banca di Roma                                                                           164,960
           32,000  Banca Commerciale Italiana                                                              188,942
           24,000  Banca Intesa SPA                                                                        149,625
           28,000  CREDITO ITALIANO ORD                                                                    156,166
           30,300  ENI                                                                                     214,237
           48,000  ITALGAS                                                                                 221,160
           21,000  MONDADORI ORD                                                                           256,826
           45,000  TELECOM ITALIA SPA                                                                      340,060
                   Total                                                                                 1,945,872
      Japan--1.4%
               60  Circle K Japan Co. Ltd.                                                                   2,205
           20,000  Fujitsu Ltd.                                                                            229,619
            5,000  Ito-Yokado Co., Ltd.                                                                    249,115
           24,000  Mitsubishi Estate Co. Ltd.                                                              210,903
                6  NTT Data Communications Systems Co.                                                     240,884
               30  Nippon Telegraph & Telephone Corp.                                                      246,949
            3,200  Orix Corp                                                                               208,188
            3,000  Sony Corp.                                                                              253,448
           11,600  Tokyo Electric Power Co.                                                                221,965
                   Total                                                                                 1,863,276


                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Foreign Equity--continued
                   Korea, Republic Of--0.0%
              870  Pohang Iron and Steel Co. Ltd.                                                     $     35,302
   Malaysia--0.0%
            1,000  Malayan United Industries Bhd                                                               130
                   Netherlands--0.9%
            6,483  ABN-Amro Holdings NV                                                                    156,996
            5,435  ING GROEP, NV                                                                           373,225
            5,000  KONINKLIJKE AHOLD NV                                                                    157,878
            2,542  KONINKLIJKE PTT NEDERLAND NV                                                            142,075
              280  ORDINA BEHEER NV                                                                            355
            7,000  ORDINA BEHEER NV                                                                        235,648
            1,505  WOLTERS KLUWER NV                                                                       211,413
                   Total                                                                                 1,277,590
     Norway--0.2%
           36,000  Christiania Bank                                                                        154,322
            3,100  Transocean Offshore, Inc.                                                               152,869
                   Total                                                                                   307,191
   Portugal--0.2%
            3,600  BPI-SGPS SA                                                                             145,853
            3,000  Cimpor Cimentos de Portugal                                                             114,892
                   Total                                                                                   260,745
      Spain--0.8%
            1,260  (a)Azucarera Ebro Agricolas, SA                                                          32,508
            2,400  Banco Popular Espanol                                                                   190,353
            9,800  Endesa SA                                                                               234,734
            5,860  Iberdrola SA                                                                             96,668
            4,350  Repsol SA                                                                               241,683
            7,390  Tabacalera SA                                                                           159,210
            4,090  TELEFONICA SA                                                                           182,707
                   Total                                                                                 1,137,863
     Sweden--0.4%
            7,000  Celsius B                                                                               181,312
           19,000  Skand Enskilda BKN, Class A                                                             316,372

                                             Federated Managed Aggressive Growth Fund
                                                                                                         Value
                                                                                                        in U.S.
     Shares                                                                                             Dollars
                   Stocks--continued
                   Foreign Equity--continued
                   Sweden--continued
            7,300  Telefonaktiebolaget LM Ericsson                                                    $    208,178
                   Total                                                                                   705,862
Switzerland--1.2%
              140  (a)Baloise Holdings--REG                                                                333,108
              240  Nestle SA                                                                               514,020
              183  Novartis AG--REG                                                                        309,797
               24  (a)Roche Holding AG--GENUSS                                                             246,804
              143  UBS--Union Bank of Switzerland--BEARER                                                  240,344
                   Total                                                                                 1,644,073
United Kingdom--2.7%
           19,500  Allied Domecq PLC                                                                       194,440
            9,015  Barclays PLC                                                                            240,594
           20,380  British Aerospace PLC                                                                   180,747
            9,359  British Petroleum Co. PLC                                                               137,422
            7,250  British-Borneo Petroleum Syndicate PLC                                                   45,590
            9,000  Commercial Union PLC                                                                    163,608
           24,000  Croda International                                                                     180,708
           15,263  EMI Group PLC                                                                           129,133
           10,890  General Electric Co. PLC                                                                 89,289
            6,551  Glaxo Wellcome PLC                                                                      176,332
           29,523  Guardian Royal Exchange PLC                                                             187,576
           31,000  (a)Guardian Royal Exchange PLC, Class B                                                  10,126
           24,000  Lasmo                                                                                   113,678
           18,000  National Westminster Bank, PLC, London                                                  328,979
           13,500  Prudential Corp. PLC                                                                    179,483
           10,200  Reed International PLC                                                                   94,544
           47,466  Rolls-Royce                                                                             226,183
           33,000  Securicor PLC                                                                           249,552
            5,942  Siebe PLC                                                                               148,973
           12,519  Smithkline Beecham PLC                                                                  135,668
           33,155  Vodafone Group PLC                                                                      364,444

                                             Federated Managed Aggressive Growth Fund
     Shares,
     Units,
    Principal
    Amount or
     Foreign
    Currency                                                                                             Value
       Par                                                                                               in U.S.
     Amount                                                                                             Dollars
                   Stocks--continued
                   Foreign Equity--continued
                   United Kindom--continued
            8,720  Zeneca Group                                                                       $    354,493
                   Total                                                                                 3,931,562
                   Total Foreign Equity                                                                 21,425,297
                   Total Stocks (identified cost $91,720,687)                                          105,702,924
     Bonds--25.7%
 Treasury and Government Securities--18.0%
                   (b)Repurchase Agreement--5.7%
     $  8,195,000  BT Securities Corp., 5.570%, dated 5/29/1998, due 6/1/1998 (at amortized cost)        8,195,000
 United States Treasury Securities--12.3%
          226,000  United States Treasury Bond, 6.125%, 11/15/2027                                         236,206
        3,100,000  United States Treasury Bond, 8.125%, 5/15/2021                                        3,954,081
          705,000  United States Treasury Note, 6.375%, 8/15/2002                                          725,367
        2,060,000  United States Treasury Note, 6.500%, 10/15/2006                                       2,171,425
          210,000  United States Treasury Note, 6.625%, 5/15/2007                                          223,770
        9,000,000  United States Treasury Bill, 6/18/1998                                                8,983,260
        1,500,000  United States Treasury Bill, 6/25/1998                                                1,495,860
                   Total                                                                                17,789,969
                   Total Treasury and Government Securities                                             25,984,969
High Yield Bonds--2.9%
          427,649  The High Yield Bond Portfolio                                                         4,237,960
Foreign Bonds--4.8%
Australian Dollar--0.2%
           85,000  QTC-Global Notes, Deb., 10.500%, 5/15/2003                                               64,995
          260,000  West Aust T Corp, Local Gov't. Guarantee, 8.000%, 7/15/2003                             182,447
                   Total                                                                                   247,442
Austrian Mark--0.3%
          610,000  Republic of Austria, Unsub., 6.500%, 1/10/2024                                          386,667


                                             Federated Managed Aggressive Growth Fund
Foreign
Currency                                                                                                 Value
Par                                                                                                     in U.S.
Amount                                                                                                  Dollars
                   Bonds--continued
                   Foreign Bonds--continued
Belgium Franc--0.0%
          514,000  Belgian Govt., Bond, 6.500%, 3/31/2005                                             $     15,321
Canadian Dollar--0.4%
          204,000  Canada Government, Deb., 6.500%, 6/1/2004                                               148,804
          405,000  Ontario Hydro, 9.000%, 6/24/2002                                                        314,126
          166,000  Ontario Hydro, Bond, 7.750%, 11/3/2005                                                  129,677
                   Total                                                                                   592,607
Danish Krone--0.3%
        1,927,000  Denmark--Bullet, Bond, 8.000%, 3/15/2006                                                337,187
          500,000  Denmark, 8.000%, 5/15/2003                                                               83,886
                   Total                                                                                   421,073
Deutsche Mark--1.0%
           91,000  DG-HYPBK 5.750%, 1/22/2007                                                               53,654
          195,000  Depfa-Bank, 5.500%, 1/15/2013                                                           111,519
          382,000  European Investment Bank, 5.000%, 4/15/2008                                             420,319
       20,000,000  KFW International Finance, 6.000%, 11/29/1999                                           156,257
          150,000  KFW International Finance, Bank Guarantee, 6.750%, 6/20/2005                             93,369
          435,000  Treuhandanstalt, 7.750%, 10/1/2002                                                      274,763
          500,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                            309,065
                   Total                                                                                 1,418,946
 Greek Drachma--0.3%
      110,000,000  Hellenic Republic, Bond, 8.800%, 6/19/2007                                              382,969
       22,800,000  Hellenic Republic, FRN 10/23/2003                                                        75,676
                   Total                                                                                   458,645
 Hungarian Forint--0.0%
       16,200,000  Hungary Govt. Bond, 14.000%, 12/12/2002                                                  71,299
 Italian Lira--0.6%
      150,000,000  Btps, Bond, 10.500%, 11/1/2000                                                           96,689
      215,000,000  Btps, Deb., 12.000%, 5/18/1999                                                          130,210
      380,000,000  Buoni Poliennali Del Tes, 9.500%, 1/1/2005                                              270,579
      440,000,000  Buoni Poliennali Del Tes, Deb., 12.000%, 1/01/2002                                      309,251
                   Total                                                                                   806,729


                                             Federated Managed Aggressive Growth Fund
     Foreign
    Currency                                                                                             Value
       Par                                                                                              in U.S.
     Amount                                                                                             Dollars
                   Bonds--continued
                   Foreign Bonds--continued
Japanese Yen--0.2%
       28,000,000  Interamerican Development Bank, Deb., 7.000%, 12/27/2000                           $    233,490
       11,000,000  Interamerican Development, Deb., 7.250%, 5/15/2000                                       89,712
                   Total                                                                                   323,202
Mexican Peso--0.1%
           80,000  (a)Mexican Cetes, 2/11/1999                                                              78,639
Netherlands Guilder--0.3%
          255,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                              138,085
          340,000  Bk Ned Gemeenten, Bond, 7.750%, 12/20/2004                                              195,778
          130,000  KBG Global Bd, Bank Guarantee, 6.000%, 1/25/2006                                         77,596
           90,000  Netherlands Government, 6.000%, 1/15/2006                                                48,221
                   Total                                                                                   459,680
New Zealand Dollar--0.0%
           61,000  New Zealand Government, 8.000%, 2/15/2001                                                33,397
           55,000  New Zealand Government, Bond, 8.000%, 7/15/1998                                          29,449
                   Total                                                                                    62,846
Norwegian Krone--0.2%
          641,000  NGB 9.00% 1/31/99, Bond, 9.000%, 1/31/1999                                               87,215
          490,000  Norwegian Government, 5.500%, 5/15/2009                                                  64,660
          330,000  Norwegian Government, Bond, 7.000%, 5/31/2001                                            45,868
          247,000  Norwegian Govt., Foreign Gov't. Guarantee, 5.750%, 11/30/2004                            33,325
                   Total                                                                                   231,068
 Polish Zloty--0.1%
          490,000  Poland Govt. Bond, 12.000%, 6/12/2003                                                   116,850
 South African Rand--0.0%
          365,000  Republic of South Africa, Bond, 12.500%, 12/21/2006                                      65,534
 Spanish Peseta--0.3%
       16,000,000  Spanish Government, 10.000%, 2/28/2005                                                  136,224
       31,900,000  Spanish Govt, Bond, 8.800%, 4/30/2006                                                   262,378
        8,540,000  Spanish Govt., Deb., 10.100%, 2/28/2001                                                  64,494
                   Total                                                                                   463,096


                                             Federated Managed Aggressive Growth Fund
     Foreign
    Currency
       Par
     Amount,
    Principal                                                                                             Value
     Amount,                                                                                             in U.S.
    or Shares                                                                                            Dollars
                   Bonds--continued
                   Foreign Bonds--continued
 Swedish Krona--0.1%
          800,000  Sweden, 6.000%, 2/9/2005                                                           $    108,374
          500,000  Sweden, Deb., 13.000%, 6/15/2001                                                         78,599
                   Total                                                                                   186,973
United Kingdom Pound--0.3%
          187,000  British Gas PLC, 8.875%, 7/8/2008                                                       356,777
           38,000  U.K. TREASURY, DEB., 8.500%, 12/7/2005                                                   72,073
                   Total                                                                                   428,850
United States Dollars--0.1%
     $    115,000  Federal National Mortgage Association, 6.500%, 7/10/2002                                 74,990
          120,000  Tennesee Valley Authority--Global Bond, 6.375%, 9/18/2006                                73,342
                   Total                                                                                   148,332
                   Total Foreign Bonds                                                                   6,983,799
                   Total Bonds (identified cost $32,695,640)                                            37,206,728
                   Total Investments (identified cost $124,416,327)(c)                                $142,909,652

  * The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value of open index futures contracts is $10,089,900 at May 31, 1998, which represents 7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to stocks is 81%, and increasing the total exposure to small company stocks is 21%.
 (a) Non-income producing security.
 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement was through participation in a joint account with other Federated funds.
 (c) The cost of investments for federal tax purposes amounts to $124,416,327. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $18,493,325 which is comprised of $21,458,532 appreciation and $2,965,207 depreciation at May 31, 1998.

Note:    The categories of investments are shown as a percentage of net assets
($144,562,650) at May 31, 1998.
The following acronym(s) are used throughout this portfolio:
ADR  --American Depositary Receipt
FRN  --Floating Rate Note
GDR  --Global Depository Receipt
PLC  --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                    Federated Managed Aggressive Growth Fund

                            May 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $124,416,327)                            $142,909,652
Cash                                                                                                              12,445
Cash denominated in foreign currencies (at identified cost $137,892)                                             137,589
Income receivable                                                                                                505,274
Receivable for investments sold                                                                                2,828,106
Receivable for shares sold                                                                                       129,435
Net receivable for foreign currency exchange contracts purchased & sold                                              541
Receivable for daily variation margin                                                                                504
Deferred organizational costs                                                                                     22,641
Other assets                                                                                                      10,830
   Total assets                                                                                              146,557,017
Liabilities:
Payable for investments purchased                                                      $  1,834,154
Payable for taxes withheld                                                                    9,772
Payable for daily variation margin                                                           91,071
Accrued expenses                                                                             59,370
   Total liabilities                                                                                           1,994,367
Net Assets for 10,303,662 shares outstanding                                                                $144,562,650
Net Assets Consist of:
Paid in capital $120,938,840 Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency 18,255,391 Accumulated net realized gain on investments and foreign currency transactions 5,580,783
Distributions in excess of net investment income (212,364)
 Total Net Assets                                                                                           $144,562,650
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$88,643,860 divide 6,314,517 shares outstanding                                                                        $14.04
Select Shares:
$55,918,790 divide 3,989,145 shares outstanding                                                                        $14.02

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                    Federated Managed Aggressive Growth Fund

                   Six Months Ended May 31, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $28,766)                                                $   752,123
Interest (net of foreign taxes withheld of $3,133)                                                    1,083,285
 Total income                                                                                         1,835,408
Expenses:
Investment advisory fee                                                     $   507,073
Administrative personnel and services fee                                        77,288
Custodian fees                                                                   16,363
Transfer and dividend disbursing agent fees and expenses                         78,703
Directors'/Trustees' fees                                                         2,062
Auditing fees                                                                     9,467
Legal fees                                                                        2,062
Portfolio accounting fees                                                        31,436
Distribution services fee--Select Shares                                        191,042
Shareholder services fee--Institutional Shares                                  105,344
Shareholder services fee--Select Shares                                          63,681
Share registration costs                                                         24,383
Printing and postage                                                             22,641
Insurance premiums                                                                1,821
Taxes                                                                             2,301
Miscellaneous                                                                    12,441
 Total expenses                                                               1,148,108
Waivers --
 Waiver of investment advisory fee                               $   (84,572)
Waiver of distribution services fee--Select Shares                   (63,681)
 Waiver of shareholder services fee--Institutional Shares            (84,275)
   Total waivers                                                               (232,528)
     Net expenses                                                                                     915,580
      Net investment income                                                                           919,828
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions                                  5,445,651
Net change in unrealized appreciation of investments and translation
of assets and liabilities in foreign currency                                                       6,210,878
 Net realized and unrealized gain on investments and foreign currency                              11,656,529
   Change in net assets resulting from operations                                                 $12,576,357

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

Federated Managed Aggressive Growth Fund
                                                                                           Six Months
                                                                                              Ended
                                                                                           (unaudited)    Year Ended
                                                                                             May 31,     November 30,
                                                                                              1998           1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $    919,828   $  1,910,498
Net realized gain (loss) on investments and foreign currency transactions
($5,445,651 and $6,480,249, respectively, as computed for federal tax purposes)              5,445,651      6,131,980
Net change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currency                                6,210,878      5,658,166
 Change in net assets resulting from operations                                             12,576,357     13,700,644
Distributions to Shareholders--
Distributions from net investment income
 Institutional Shares                                                                         (716,773)    (1,427,543)
 Select Shares                                                                                (263,787)      (678,606)
Distributions from net realized gains on investments and foreign currency transactions
 Institutional Shares                                                                       (3,897,323)    (1,462,069)
 Select Shares                                                                              (2,343,704)      (920,615)
   Change in net assets resulting from distributions to shareholders                        (7,221,587)    (4,488,833)
Share Transactions--
Proceeds from sale of shares                                                                33,872,729     65,432,150
Net asset value of shares issued to shareholders in payment of distributions declared        6,387,414      3,820,798
Cost of shares redeemed                                                                    (22,837,303)   (37,784,914)
 Change in net assets resulting from share transactions                                     17,422,840     31,468,034
   Change in net assets                                                                     22,777,610     40,679,845
Net Assets:
Beginning of period                                                                        121,785,040     81,105,195
End of period                                                                             $144,562,650   $121,785,040

(See Notes which are an integral part of the Financial Statements)


                  FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(For a share outstanding throughout each period)
                                                           Six Months
                                                              Ended
                                                           (unaudited)
                                                             May 31,      Year Ended November 30,
                                                              1998        1997      1996      1995     1994(a)
Net asset value, beginning of period                          $ 13.58   $ 12.52   $ 11.59   $  9.82   $ 10.00
Income from investment operations
 Net investment income                                           0.12      0.30      0.33      0.35      0.17
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                            1.15      1.43      1.24      1.77     (0.25)
 Total from investment operations                                1.27      1.73      1.57      2.12     (0.08)
Less distributions
 Distributions from net investment income                       (0.12)    (0.31)    (0.38)    (0.33)    (0.10)
 Distributions from net realized gain on investments
 and foreign currency transactions                              (0.69)    (0.36)    (0.26)    (0.02)       --
 Total distributions                                            (0.81)    (0.67)    (0.64)    (0.35)    (0.10)
Net asset value, end of period                                $ 14.04   $ 13.58   $ 12.52   $ 11.59   $  9.82
Total return (b)                                                 9.89%    14.40%    14.13%    21.96%    (0.87%)
Ratios to average net assets
 Expenses                                                      1.09%*      1.05%     1.05%     1.00%   0.89%*
 Net investment income                                         1.62%*      2.27%     2.96%     3.42%   3.42%*
 Expense waiver/reimbursement (c)                              0.33%*      0.52%     0.88%     1.71%   1.72%*(d)
Supplemental data
 Net assets, end of period (000 omitted)                      $88,644   $76,271   $49,715   $25,611   $15,696
 Average commission rate paid (e)                             $0.0177   $0.0069   $0.0037        --        --
 Portfolio turnover                                                59%      115%       86%      139%       77%

   * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the Fund has no investment activity.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratio shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)


                     FINANCIAL HIGHLIGHTS -- SELECT SHARES


(For a share outstanding throughout each period)

                                                           Six Months
                                                              Ended
                                                           (unaudited)
                                                             May 31,      Year Ended November 30,
                                                              1998        1997      1996      1995     1994(a)
Net asset value, beginning of period                          $ 13.56   $ 12.50   $ 11.59   $  9.80   $ 10.00
Income from investment operations
 Net investment income                                           0.07      0.18      0.28      0.17      0.13
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                            1.15      1.46      1.19      1.89     (0.25)
Total from investment operations                                 1.22      1.64      1.47      2.06     (0.12)
Less distributions
 Distributions from net investment income                       (0.07)    (0.22)    (0.30)    (0.25)    (0.08)
 Distributions from net realized gain on investments
 and foreign currency transactions                              (0.69)    (0.36)    (0.26)    (0.02)       --
 Total distributions                                            (0.76)    (0.58)    (0.56)    (0.27)    (0.08)
Net asset value, end of period                                $ 14.02   $ 13.56   $ 12.50   $ 11.59   $  9.80
Total return (b)                                                 9.53%    13.66%    13.22%    21.36%    (1.20%)
Ratios to average net assets
 Expenses                                                      1.79%*      1.75%     1.75%     1.75%   1.64%*
 Net investment income                                         0.93%*      1.29%     2.26%     2.65%   2.67%*
 Expense waiver/reimbursement (c)                              0.37%*      0.57%     0.93%     1.71%   1.97%*(d)
Supplemental data
 Net assets, end of period (000 omitted)                      $55,919   $45,614   $31,390   $12,342   $ 1,673
 Average commission rate paid (e)                             $0.0177   $0.0069   $0.0037        --        --
Portfolio turnover                                                 59%      115%       86%      139%       77%

   * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the Fund has no investment activity.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratio shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                    Federated Managed Aggressive Growth Fund

                            May 31, 1998 (unaudited)

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1998, the Fund had realized gains of $865,781 on future contracts. At May 31, 1998, the Fund had outstanding futures contracts as set forth below:

                                                    Unrealized
                      Contracts to                 Appreciation
Expiration Date     Deliver/Receive   Position    (Depreciation)
June 1998           37 S&P 500 Index    Long        ($241,014)

Foreign Exchange Contracts

The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 1998, the Fund had outstanding foreign currency commitments as set forth below:

                                    Foreign Currency                             Unrealized
                        Settlement      Units to      In Exchange  Contracts at     Gain
Contracts Purchased:       Date     Deliver/Receive       For         Value        (Loss)
Netherlands Guilder         6/2/98           206,793     $103,293      $102,829       $ 464
Contracts Sold:
Danish Krone                6/3/98         1,310,955      193,367       192,847        (520)
Pound Sterling              6/3/98            61,676      100,563       100,736         173
Mexican Peso                6/1/98           767,750       87,047        87,047          --
Swedish Krona               6/2/98         2,048,573      260,965       261,388         424
Net Unrealized
Appreciation
(Depreciation) on
Foreign Exchange
Contracts                                                                           $   541

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are therefore treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                                         Six Months Ended
                                                                             (unaudited)                  Year Ended
                                                                             May 31, 1998             November 30, 1997
Institutional Shares                                                    Shares        Amount        Shares        Amount
Shares sold                                                            1,524,962   $ 20,656,628    3,204,660   $ 41,207,438
Shares issued to shareholders in payment of distributions declared       306,251      3,951,143      189,433      2,352,593
Shares redeemed                                                       (1,133,062)   (15,656,858)  (1,748,701)   (22,354,908)
 Net change resulting from Institutional Shares transactions             698,151   $  8,950,913    1,645,392   $ 21,205,123

Select Shares
Shares sold                                                              966,597   $ 13,216,101    1,899,443   $ 24,224,712
Shares issued to shareholders in payment of distributions declared       189,301      2,436,271      118,629      1,468,205
Shares redeemed                                                         (522,926)    (7,180,445)  (1,173,146)   (15,430,006)
 Net change resulting from Select Shares transactions                    632,972   $  8,471,927      844,926   $ 10,262,911
 Net change resulting from share transactions                          1,331,123   $ 17,422,840    2,490,318   $ 31,468,034

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. ("the Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fundexpense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $88,333 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended May 31, 1998, the Fund paid $41,625 pursuant to this agreement.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

Purchases                                                 $86,326,887
Sales                                                     $71,903,707

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At May 31, 1998, the diversification of industries was as follows:

                                      Percent of                                          Percent of
              Industry                Net Assets                 Industry                 Net Assets
Aerospace & Military Technology              0.6%  Health & Personal Care                        1.1%
Agency                                       0.5   Insurance                                     1.3
Automobile                                   0.3   Machinery & Engineering                       0.3
Banking                                      2.5   Merchandising                                 0.7
Beverage & Tobacco                           0.2   Metals--Steel                                 0.0
Broadcasting & Publishing                    0.2   Miscellaneous Materials & Commodities         0.1
Building Materials & Components              0.1   Multi-Industry                                0.0
Chemicals                                    0.4   Publishing                                    0.2
Construction & Housing                       0.2   Real Estate                                   0.6
Data Processing & Reproduction               0.6   Recreation, Other Consumer Goods              0.1
Electrical & Electronics                     0.7   Sovereign Government                          2.7
Electronic Components, Instruments           0.2   State/Provincial                              0.0
Energy Equipment & Services                  0.1   Supranational                                 0.5
Energy Sources                               0.8   Technology                                    0.2
Finance                                      0.1   Telecommunications                            1.3
Financial Intermediaries                     0.2   Utilities--Electrical & Gas                   0.8
Financial Services                           0.7   Wholesale & International Trade               0.2
Food & Household Products                    0.5

                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                              William J. Copeland
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Glen R. Johnson
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
               Executive Vice President, Treasurer, and Secretary

                               Richard B. Fisher
                                 Vice President

                               Karen M. Brownlee
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

                                         [logo]
                                         Federated Managed
                                         Aggressive
                                         Growth Fund

                                         Institutional Shares
                                         Select Shares

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investor Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

                                        Semi-Annual Report
                                        to Shareholders
                                        May 31, 1998


Cusip 56166K701
Cusip 56166K800
G00514-01 (7/98)

[recyled logo]

                              PRESIDENT'S MESSAGE
Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Growth Fund for the six-month period from December 1, 1997 through May 31, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 56.0% of the fund's $255.2-million in net assets were invested across stocks, including large company, small company, and foreign. The rest of the portfolio was diversified among U.S. and foreign bonds.*

During the first half of the fund's fiscal year, the fund's Institutional Shares delivered a total return of 8.20%** through dividends totaling $0.17 per share, and capital gains totaling $0.88 per share. The fund's Select Shares produced a total return of 7.85%** through dividends totaling $0.13 per share, and capital gains totaling $0.88 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Growth Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
July 15, 1998

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

Performance For Six Months Ended May 31, 1998

The six month reporting period ended May 31, 1998 was a generally favorable one for financial assets, and Federated Managed Growth Fund participated in the advance. For the six months ended May 31, 1998, an investor in the fund's Institutional Shares had a total return of 8.20%,* while an investor in the fund's Select Shares had a total return of 7.85%.* As usual, performance among asset classes showed wide variation. Reversing a pattern that has held for the last few years, foreign stocks performed well over the reporting period. Shares of large companies in developed foreign countries outperformed, on average, shares of U.S. large companies. European stock markets did especially well as investors looked forward to the benefits of a new single currency for the European Monetary Union. In the U.S., the strength in the market was primarily in large company stocks as shares in small company stocks had solid but more moderate returns. The bond market also delivered solid single digit returns as interest rates fell during the reporting period in response to an expected recession in Asia's developing economies.

Asset Allocation as of May 31, 1998

Federated Managed Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1998.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Asset Categories As A Percentage of Total Net Assets
                           Permitted Percentage as of
                    Asset Category                        Range      May 31, 1998
Bonds (1)                                                   30-50              43.6
U.S. Treasury Securities                                     0-40              22.3
Mortgage-Backed
Securities                                                   0-15               6.5
Investment Grade
Corporate Bonds                                              0-15               7.1
High Yield Corporate Bonds                                   0-15               2.8
Foreign Bonds                                                0-15               4.9
Equities (1)                                                50-70              56.0
Large Company Stocks                                        30-50              33.3
Small Company Stocks                                         5-15              10.9
Foreign Stocks                                               5-15              11.8

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1998 have been included under the appropriate equity asset category.

The U.S. has enjoyed seven years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Moreover, stretched valuation levels for stocks make the bond market look more attractive. Offsetting the valuation factors which favor bonds, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus, fund management moved equity exposure up during the reporting period to normal levels in response to this favorable near-term environment for equities.

Structure of the Bond Portfolio

Within the range of four to six years, the fund's bond duration is set at 4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, mortgage-backed securities were kept at normal levels as their yield advantage was offset by the prospect of increased interest rate volatility, which usually causes mortgage-backed securities to underperform comparable U.S. Treasurys. Lower than normal yield advantages offered by corporate bonds over U.S. Treasurys led fund management to underweight both investment grade and high yield corporate bonds.

Structure of the Equity Portfolio

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as small company stocks and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted seven years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally, a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus, fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

                            PORTFOLIO OF INVESTMENTS

                         Federated Managed Growth Fund

                            May 31, 1998 (unaudited)

                                                                                                     Value
                                                                                                    in U.S.
  Shares                                                                                            Dollars
   *Stocks--56.0%
                   Large-Company Value Stocks--16.7%
                   Basic Industry--0.6%
           26,600  Archer-Daniels-Midland Co.                                                     $    502,075
            4,400  Dow Chemical Co.                                                                    426,250
           26,000  LTV Corporation                                                                     284,375
            5,300  Martin Marietta Materials                                                           243,800
                   Total                                                                             1,456,500
                   Consumer Durables--0.6%
            6,800  Eastman Kodak Co.                                                                   485,350
            4,600  Ford Motor Co.                                                                      238,625
            6,200  General Motors Corp.                                                                446,013
           14,200  Rubbermaid, Inc.                                                                    463,275
                   Total                                                                             1,633,263
                   Consumer Non-Durables--0.7%
            6,000  BestFoods                                                                           338,625
            8,600  Kimberly-Clark Corp.                                                                426,238
           13,700  RJR Nabisco Holdings Corp.                                                          386,169
           10,200  UST, Inc.                                                                           271,575
            8,000  Universal Corp.                                                                     300,500
                   Total                                                                             1,723,107
                   Energy Minerals--1.9%
            5,100  Atlantic Richfield Co.                                                              402,262
           10,400  (a)BJ Services Co.                                                                  339,950
            6,700  Chevron Corp.                                                                       535,162
           21,800  Exxon Corp.                                                                       1,536,890
           12,500  Occidental Petroleum Corp.                                                          345,313
           16,300  Sun Co., Inc.                                                                       692,750
            9,300  Texaco, Inc.                                                                        537,075
           16,700  USX-Marathon Group                                                                  584,500
                   Total                                                                             4,973,902

                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Value Stocks--continued
    Finance--5.0%
            7,900  Ahmanson (H.F.) & Co.                                                          $    602,375
            7,600  Allmerica Financial Corp.                                                           476,425
            8,600  Allstate Corp.                                                                      809,475
            2,600  American International Group, Inc.                                                  321,912
            1,205  Associates First Capital Corp., Class A                                              90,193
           13,300  Banc One Corp.                                                                      733,162
            6,300  Bank of New York Co., Inc.                                                          385,087
            4,700  BankAmerica Corp.                                                                   388,631
            2,300  Bankers Trust New York Corp.                                                        284,050
            7,900  Bear Stearns Cos., Inc.                                                             428,575
            8,400  Block (H&R), Inc.                                                                   369,600
           12,300  CIGNA Corp.                                                                         842,550
            2,300  Chase Manhattan Corp.                                                               312,656
            1,900  Citicorp                                                                            283,337
            9,300  Equitable Companies Inc.                                                            640,538
           15,600  First Union Corp.                                                                   862,875
            3,200  Fleet Financial Group, Inc.                                                         262,400
            1,800  General RE Corp.                                                                    395,775
            7,900  (a)Golden State Bancorp, Inc.                                                       302,669
            5,600  MBIA, Inc.                                                                          417,550
            5,100  Marsh & McLennan Cos., Inc.                                                         446,569
            5,700  Mellon Bank Corp.                                                                   384,394
            5,200  Merrill Lynch & Co., Inc.                                                           465,400
            7,800  Morgan Stanley, Dean Witter, Discover & Co.                                         608,888
           11,700  NationsBank Corp.                                                                   886,275
           10,650  Old Republic International Corp.                                                    303,525
            6,600  Torchmark Corp.                                                                     282,975
            7,100  Washington Federal, Inc.                                                            197,469
                   Total                                                                            12,785,330
                   Health Care--0.9%
           20,400  Pharmacia & Upjohn, Inc.                                                            901,425
           21,700  U.S. Surgical Corp.                                                                 862,575


                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Value Stocks--continued
                   Health Care--continued
            7,500  United Healthcare Corp.                                                        $    480,000
                   Total                                                                             2,244,000
                   Producer Manufacturing--1.1%
           22,600  ITT Industries, Inc.                                                                833,375
           14,600  Ingersoll-Rand Co.                                                                  657,913
           10,400  Johnson Controls, Inc.                                                              618,800
            3,900  Loews Corp.                                                                         353,925
            8,200  Parker-Hannifin Corp.                                                               336,713
                   Total                                                                             2,800,726
                   Retail Trade--0.4%
           26,200  (a)K Mart Corp.                                                                     507,625
           14,000  Limited, Inc.                                                                       465,500
                   Total                                                                               973,125
   Services--0.6%
            6,900  CBS Corp.                                                                           219,075
           17,500  Readers Digest Association, Inc., Class A                                           498,750
           26,800  Waste Management, Inc.                                                              871,000
                   Total                                                                             1,588,825
                   Technology--1.3%
           10,800  AMP, Inc.                                                                           410,400
           11,700  First Data Corp.                                                                    389,025
            4,000  International Business Machines Corp.                                               469,500
            3,500  Northrop Corp.                                                                      375,156
           47,900  (a)Novell, Inc.                                                                     502,950
            7,200  Raytheon Co., Class A                                                               383,850
            9,200  (a)Storage Technology Corp.                                                         771,650
                   Total                                                                             3,302,531
                   Transportation--0.5%
           10,500  CNF Transportation, Inc.                                                            431,156
              500  (a)Continental Airlines, Inc., Class B                                               28,281
           11,400  Ryder Systems, Inc.                                                                 388,313


                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Value Stocks--continued
                   Transportation--continued
           11,800  Southwest Airlines Co.                                                         $    314,913
                   Total                                                                             1,162,663
  Utilities--3.1%
            7,800  AT&T Corp.                                                                          474,825
            8,700  Bell Atlantic Corp.                                                                 797,137
            8,000  CMS Energy Corp.                                                                    348,500
           10,900  Coastal Corp.                                                                       768,450
            5,300  Columbia Gas System, Inc.                                                           447,188
           20,300  Entergy Corp.                                                                       534,144
           14,000  GTE Corp.                                                                           816,375
           16,200  Houston Industries, Inc.                                                            463,725
           19,400  MCI Communications Corp.                                                          1,037,284
           18,100  P G & E Corp.                                                                       570,150
            9,700  Pacificorp                                                                          223,706
           10,900  Public Service Enterprises Group, Inc.                                              360,381
            7,800  Texas Utilities Co.                                                                 308,100
           15,600  U.S. West, Inc.                                                                     791,700
                   Total                                                                             7,941,665
                   Total Large-Company Value Stocks                                                 42,585,637
                   Large-Company Growth Stocks--16.6%
                   Basic Industry--0.6%
            2,900  Air Products & Chemicals, Inc.                                                      252,300
            4,000  Avery Dennison Corp.                                                                207,250
            3,600  Bemis Co., Inc.                                                                     151,875
            8,500  Crown Cork & Seal Co., Inc.                                                         440,938
            4,400  Hercules, Inc.                                                                      193,875
            4,700  Monsanto Co.                                                                        260,263
                   Total                                                                             1,506,501
                   Consumer Durables--0.1%
            5,300  Harley Davidson, Inc.                                                               189,475
                   Consumer Non-Durables--2.6%
            7,800  Campbell Soup Co.                                                                   425,100

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Growth Stocks--continued
                   Consumer Non-Durables--continued
           14,400  Coca-Cola Co.                                                                  $  1,128,590
           19,700  Dial Corp.                                                                          488,806
            2,800  Gillette Co.                                                                        327,950
            7,500  (a)Jones Apparel Group, Inc.                                                        475,313
           11,300  PepsiCo, Inc.                                                                       461,181
           23,200  Philip Morris Cos., Inc.                                                            867,100
            8,700  Procter & Gamble Co.                                                                730,256
            4,500  Quaker Oats Co.                                                                     259,594
            4,400  Sara Lee Corp.                                                                      259,050
            5,800  UST, Inc.                                                                           154,425
            7,900  Wolverine World Wide, Inc.                                                          195,031
            8,200  Wrigley (Wm.), Jr. Co.                                                              789,250
                   Total                                                                             6,561,646
                   Energy Minerals--0.3%
            6,900  Diamond Offshore Drilling, Inc.                                                     329,906
            9,500  (a)Global Marine, Inc.                                                              211,969
            5,000  Halliburton Co.                                                                     236,875
                   Total                                                                               778,750
    Finance--1.9%
            5,300  American Express Co.                                                                543,912
            9,500  Block (H&R), Inc.                                                                   418,000
           12,600  (a)Catellus Development Corp.                                                       233,887
            9,400  Conseco, Inc.                                                                       438,275
            7,500  Federal National Mortgage Association                                               449,063
            1,700  Household International, Inc.                                                       230,031
           21,000  MBNA Corp.                                                                          665,438
            2,700  MGIC Investment Corp.                                                               161,831
            2,800  Marsh & McLennan Cos., Inc.                                                         245,175
            6,800  Morgan Stanley, Dean Witter, Discover & Co.                                         530,825
            5,200  Sunamerica, Inc.                                                                    252,850
           11,700  Travelers Group, Inc.                                                               713,700
                   Total                                                                             4,882,987

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Growth Stocks--continued
                   Health Care--3.4%
           11,500  Abbott Laboratories                                                            $    853,156
           24,100  (a)Beverly Enterprises, Inc.                                                        344,931
            8,100  Bristol-Myers Squibb Co.                                                            870,750
            3,800  (a)Centocor, Inc.                                                                   148,200
           11,500  (a)Chiron Corp.                                                                     207,719
            4,700  Guidant Corp.                                                                       302,856
            9,600  HBO & Co.                                                                           554,100
           10,600  (a)HEALTHSOUTH Corp.                                                                300,775
            9,200  Johnson & Johnson                                                                   635,375
            5,600  Lilly (Eli) & Co.                                                                   344,050
           11,600  Merck & Co., Inc.                                                                 1,357,915
            6,000  Pfizer, Inc.                                                                        628,875
            7,400  (a)Quintiles Transnational Corp.                                                    359,825
            6,000  Schering Plough Corp.                                                               502,125
            3,800  United Healthcare Corp.                                                             243,200
            6,300  (a)Universal Health Services, Inc., Class B                                         346,500
           11,400  Warner-Lambert Co.                                                                  727,463
                   Total                                                                             8,727,815
                   Producer Manufacturing--1.2%
            3,100  Allied-Signal, Inc.                                                                 132,525
            6,200  Dover Corp.                                                                         232,500
           20,100  General Electric Co.                                                              1,675,828
            6,900  (a)Lexmark Intl. Group, Class A                                                     382,950
            4,500  Masco Corp.                                                                         253,125
            7,400  Miller Herman, Inc.                                                                 204,888
            4,500  Precision Castparts Corp.                                                           259,313
                   Total                                                                             3,141,129
                   Retail Trade--1.2%
           13,000  (a)General Nutrition Cos., Inc.                                                     410,313
            6,600  Home Depot, Inc.                                                                    518,513
           10,600  (a)Safeway, Inc.                                                                    386,238
           12,400  TJX Cos., Inc.                                                                      579,700

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Growth Stocks--continued
                   Retail Trade--continued
           19,600  Wal-Mart Stores, Inc.                                                          $  1,081,665
                   Total                                                                             2,976,429
   Services--1.3%
            6,693  (a)Cendant Corp.                                                                    145,154
            5,200  (a)Chancellor Media Corp., Class A                                                  217,425
            3,300  Disney (Walt) Co.                                                                   373,313
            4,100  Gannett Co., Inc.                                                                   270,344
            9,900  (a)Liberty Media Group, Class A                                                     326,700
            3,500  McDonald's Corp.                                                                    229,688
           10,700  Service Corp. International                                                         437,363
           12,400  (a)Tricon Global Restaurants, Inc.                                                  385,175
           10,000  (a)Viacom, Inc., Class A                                                            550,625
            5,700  (a)Viacom, Inc., Class B                                                            313,500
                   Total                                                                             3,249,287
                   Technology--3.4%
            7,200  (a)America Online, Inc.                                                             599,850
            6,000  (a)Applied Materials, Inc.                                                          192,000
           12,400  (a)BMC Software, Inc.                                                               571,175
            9,300  (a)Cabletron Systems, Inc.                                                          119,737
            8,500  (a)Cadence Design Systems, Inc.                                                     299,625
            8,650  (a)Cisco Systems, Inc.                                                              654,156
            3,900  Computer Associates International, Inc.                                             204,750
            5,600  (a)Dell Computer Corp.                                                              461,475
           10,100  (a)EMC Corp. Mass                                                                   418,519
           12,000  First Data Corp.                                                                    399,000
            4,100  Hillenbrand Industries, Inc.                                                        253,175
            9,800  Intel Corp.                                                                         700,088
            7,400  Lucent Technologies, Inc.                                                           524,938
           16,400  (a)Microsoft Corp.                                                                1,390,922
            7,800  (a)Peoplesoft, Inc.                                                                 340,763
            7,200  (a)SCI Systems, Inc.                                                                245,700
           14,500  (a)Seagate Technology, Inc.                                                         335,313

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Large-Company Growth Stocks--continued
                   Technology--continued
            8,700  (a)Sun Microsystems, Inc.                                                      $    348,544
            5,300  (a)Tellabs, Inc.                                                                    364,209
            4,100  United Technologies Corp.                                                           385,400
                   Total                                                                             8,809,339
  Utilities--0.6%
            9,900  (a)Airtouch Communications, Inc.                                                    471,487
            4,800  (a)PanAmSat Corp.                                                                   262,200
            5,500  (a)Teleport Communications Group, Inc., Class A                                     307,656
            8,600  (a)WorldCom, Inc.                                                                   391,300
                   Total                                                                             1,432,643
                   Total Large-Company Growth Stocks                                                42,256,001
                   Small-Company Stocks--10.9%
                   Basic Industry--0.6%
            4,700  Cambrex Corp.                                                                       262,906
            6,900  (a)Carbide/Graphite Group, Inc.                                                     225,544
           12,200  Furon Co.                                                                           194,438
            4,400  Lone Star Industries, Inc.                                                          330,825
            5,800  (a)Lone Star Technologies, Inc.                                                     110,200
           15,300  Spartech Corp.                                                                      342,338
                   Total                                                                             1,466,251
                   Consumer Durables--0.7%
            6,900  (a)Action Performance Companies, Inc.                                               191,906
            8,900  (a)American Homestar Corporation                                                    189,125
            4,000  Carlisle Cos., Inc.                                                                 193,500
            8,400  (a)Dura Automotive Systems, Inc.                                                    304,500
            5,200  (a)Gentex Corp.                                                                     190,450
           14,500  (a)Helen of Troy Ltd.                                                               277,313
            6,900  Oakwood Homes Corp.                                                                 187,594
           12,300  (a)Stanley Furniture Co. Inc.                                                       249,075
            5,300  (a)Toll Brothers, Inc.                                                              136,475
                   Total                                                                             1,919,938



                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Small-Company Stocks--continued
                   Consumer Non-Durables--0.5%
            6,300  (a)Blyth Industries, Inc.                                                      $    193,331
           10,100  (a)Nautica Enterprise, Inc.                                                         295,425
            7,100  (a)North Face, Inc.                                                                 176,169
            8,800  (a)Smithfield Foods, Inc.                                                           237,600
            4,900  (a)Suiza Foods Corp.                                                                286,344
           10,000  Wolverine World Wide, Inc.                                                          246,875
                   Total                                                                             1,435,744
                   Energy Minerals--0.3%
            3,500  Camco International, Inc.                                                           244,125
           21,100  (a)Comstock Resources, Inc.                                                         211,000
            8,000  (a)EEX Corp.                                                                         79,000
            5,900  (a)Tuboscope Inc.                                                                   133,488
            9,700  Vintage Petroleum, Inc.                                                             175,813
                   Total                                                                               843,426
    Finance--1.7%
            6,800  (a)Amresco, Inc.                                                                    229,500
            4,100  CMAC Investment Corp.                                                               248,050
            5,500  City National Corp.                                                                 202,125
           10,900  Community First Bankshares, Inc.                                                    265,688
            4,494  (a)Delphi Financial Group, Inc., Class A                                            244,080
            9,700  (a)Delta Financial Corp.                                                            170,963
            3,500  Enhance Financial Services Group, Inc.                                              227,938
            2,900  Executive Risk, Inc.                                                                182,519
            5,000  (a)FIRSTPLUS Financial Group, Inc.                                                  199,375
            7,000  (a)FirstFed Financial Corp.                                                         343,438
            9,800  GBC Bancorp                                                                         280,525
            8,600  (a)Imperial Bancorp                                                                 251,550
            7,100  Mutual Risk Management Ltd.                                                         248,944
           12,600  North Fork Bancorp, Inc.                                                            303,188
            7,100  Sirrom Capital Corp.                                                                189,038
            6,700  (a)Triad Guaranty, Inc.                                                             221,100
            6,800  (a)United Rentals, Inc.                                                             234,600

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Small-Company Stocks--continued
                   Finance--continued
            4,000  Vesta Insurance Group, Inc.                                                    $    210,750
                   Total                                                                             4,253,371
                   Health Care--1.0%
            8,300  (a)Access Health, Inc.                                                              212,687
            6,800  (a)Alternative Living Services, Inc.                                                184,450
            9,500  (a)Aurora Biosciences, Inc.                                                          71,844
           31,800  (a)Balanced Care Corp.                                                              254,400
            4,700  (a)Curative Technologies, Inc.                                                      132,188
            7,100  (a)Genesis Health Ventures, Inc.                                                    179,719
            5,000  (a)Healthcare & Retirement Corp.                                                    193,438
            6,100  (a)Medicis Pharmaceutical Corp., Class A                                            248,956
            4,000  (a)Patterson Dental Co.                                                             130,000
            9,900  (a)PharMerica, Inc.                                                                 120,656
            8,200  (a)Phycor, Inc.                                                                     138,375
           13,100  (a)Prime Medical Services                                                           137,550
            8,259  (a)Respironics, Inc.                                                                135,757
            5,700  (a)Sybron International Corp.                                                       136,444
            4,800  (a)Universal Health Services, Inc., Class B                                         264,000
                   Total                                                                             2,540,464
                   Producer Manufacturing--0.7%
            9,175  (a)AFC Cable Systems, Inc.                                                          309,656
            9,800  (a)Ballantyne of Omaha, Inc.                                                        179,462
              900  C&D Technologies, Inc.                                                               50,400
            9,550  (a)Cable Design Technologies, Class A                                               225,022
           10,700  (a)EVI, Inc.                                                                        541,019
            6,800  (a)Rayovac Corp.                                                                    142,800
            6,900  (a)SLI, Inc.                                                                        196,650
            9,700  (a)US Office Products Co.                                                           164,294
                   Total                                                                             1,809,303
                   Retail Trade--1.1%
            5,700  (a)CDW Computer Centers, Inc.                                                       234,769
           11,500  Claire's Stores, Inc.                                                               216,344

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Small-Company Stocks--continued
                   Retail Trade--continued
            3,900  (a)Express Scripts, Inc., Class A                                              $    300,056
            5,400  (a)Funco, Inc.                                                                       88,425
            5,300  (a)Mens Wearhouse, Inc.                                                             225,913
            9,000  (a)Microage, Inc.                                                                   121,500
            6,800  (a)O'Reilly Automotive, Inc.                                                        221,000
            7,100  (a)Pacific Sunwear of California                                                    317,947
            9,000  (a)Pomeroy Computer Resources                                                       202,500
            6,600  (a)Proffitts, Inc.                                                                  259,050
            9,200  (a)Renters Choice, Inc.                                                             244,950
            8,800  (a)Zale Corp.                                                                       272,250
                   Total                                                                             2,704,704
   Services--1.6%
            8,000  (a)ABR Information Services, Inc.                                                   205,000
            6,100  (a)Allied Waste Industries, Inc.                                                    161,650
            9,900  (a)American Business Information, Class A                                           122,512
            9,900  (a)American Business Information, Class B                                           124,987
            8,950  (a)BARRA, Inc.                                                                      182,356
            8,600  (a)Billing Concepts Corp.                                                           199,950
            5,900  (a)Caribiner International, Inc.                                                    130,537
            7,200  (a)Daisytek International Corp.                                                     183,600
            6,800  (a)FactSet Research Systems                                                         220,575
            6,000  (a)Labor Ready, Inc.                                                                202,875
            8,800  (a)Landrys Seafood Restaurants, Inc.                                                199,375
           12,300  (a)Newpark Resources, Inc.                                                          221,888
           13,000  (a)Personnel Group of America, Inc.                                                 263,250
           12,100  (a)Prime Hospitality Corp.                                                          217,044
           15,700  (a)ProBusiness Services, Inc.                                                       572,069
            6,500  (a)Rural/Metro Corp.                                                                153,563
            2,800  (a)Snyder Communications, Inc.                                                      112,875
            7,500  (a)StaffMark, Inc.                                                                  275,625
            7,600  (a)World Access, Inc.                                                               238,450
                   Total                                                                             3,988,181

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Small-Company Stocks--continued
                   Technology--2.1%
            8,500  (a)ATMI, Inc.                                                                  $    154,062
            8,700  (a)Apex mPC Solutions, Inc.                                                         218,587
           17,200  (a)Applied Voice Technology, Inc.                                                   321,425
            2,300  (a)Aspect Development, Inc.                                                         131,531
           13,300  (a)Atlantic Data Services, Inc.                                                     174,562
            8,200  (a)Benchmark Electronics, Inc.                                                      165,537
           10,000  (a)CHS Electronics, Inc.                                                            198,750
            8,100  (a)Ciber, Inc.                                                                      259,706
            5,800  (a)Comverse Technology, Inc.                                                        289,819
           11,350  (a)Cybex Computer Products Corp.                                                    261,050
           10,400  (a)Cymer, Inc.                                                                      197,925
           12,200  (a)DSP Group, Inc.                                                                  239,425
            5,600  (a)Ducommun, Inc.                                                                   179,900
            5,800  (a)Eltron International, Inc.                                                       127,600
            2,800  (a)Etec Systems, Inc.                                                               102,375
            5,200  (a)HADCO Corp.                                                                      167,050
            6,500  (a)Integrated Circuit System, Inc.                                                   89,578
            9,400  (a)MRV Communications, Inc.                                                         218,550
           13,500  (a)Mastech Corp.                                                                    255,234
            6,900  (a)Micrel, Inc.                                                                     215,841
            4,800  (a)Microchip Technology, Inc.                                                       117,600
            3,600  (a)Orbotech, Ltd.                                                                   118,800
            7,000  (a)Qlogic Corp.                                                                     283,500
            5,500  (a)RELTEC Corp.                                                                     202,125
            8,500  (a)SS&C Technologies, Inc.                                                          140,250
            3,100  (a)Sanmina Corp.                                                                    241,413
            7,400  (a)Smart Modular Technologies, Inc.                                                 101,288
            4,800  (a)Transaction Systems Architects, Inc., Class A                                    194,400
            4,000  (a)Vitesse Semiconductor Corp.                                                      102,500
                   Total                                                                             5,470,383
                   Transportation--0.2%
            3,300  Airlines Express International Corp.                                                 85,181

                                                   Federated Managed Growth Fund
                                                                                                     Value
                                                                                                    in U.S.
     Shares                                                                                         Dollars
                   Stocks--continued
                   Small-Company Stocks--continued
                   Transportation--continued
            5,000  Comair Holdings, Inc.                                                          $    133,125
            2,600  Expeditors International Washington, Inc.                                           104,000
            2,600  (a)Heartland Express, Inc.                                                           56,875
            2,200  USFreightways Corp.                                                                  69,300
            4,050  Werner Enterprises, Inc.                                                             76,950
                   Total                                                                               525,431
  Utilities--0.4%
            1,400  Central Hudson Gas & Electric Service                                                61,162
            1,100  Cilcorp, Inc.                                                                        48,469
            1,900  Commonwealth Energy System                                                           72,200
            3,300  K N Energy, Inc.                                                                    178,613
            1,500  New Jersey Resources Corp.                                                           53,906
            2,600  Piedmont Natural Gas, Inc.                                                           82,388
            5,500  (a)Premiere Technologies, Inc.                                                      131,313
            2,600  Sierra Pacific Resources                                                             89,213
            6,100  (a)Transaction Network Services, Inc.                                               124,288
            1,700  WICOR, Inc.                                                                          77,775
                   Total                                                                               919,327
                   Total Small-Company Stocks                                                       27,876,523
                   Foreign Stocks--11.8%
  Argentina--0.0%
            9,700  (a)Banco Rio de la Plata SA, ADR                                                    116,400
  Australia--0.2%
           61,700  Austrim Ltd                                                                         118,624
           79,000  Woolworth's Ltd.                                                                    271,611
                   Total                                                                               390,235
    Belgium--0.1%
            6,400  (a)Global TeleSystems Group, Inc., ADR                                              245,200
     Brazil--0.0%
        1,863,801  Companhia Energetica de Minas Gerais, Preference                                     61,580
    Croatia--0.0%
            6,720  (a)Pliva D.D., GDR, 144A                                                            110,544

                                                   Federated Managed Growth Fund
                                                                                                    Value
        Shares                                                                                      in U.S.
        or Units                                                                                   Dollars
                   Stocks--continued
                   Foreign Stocks--continued
    Finland--0.2%
           25,000  Finnair                                                                        $    258,145
            3,600  OY Nokia AB, ADR, Class A                                                           233,775
            2,530  Sampo Insurance Co. Ltd., Class A                                                   117,559
                   Total                                                                               609,479
     France--2.2%
            2,100  AXA                                                                                 239,027
            3,000  Alcatel Alsthom                                                                     641,818
            7,800  Assurances Generales de France                                                      481,063
            3,300  Banque Nationale de Paris                                                           281,849
            1,410  Compagnie de Saint Gobain                                                           278,088
           13,000  Dassault Systemes SA                                                                606,218
            1,550  Elf Aquitaine SA                                                                    215,285
            1,600  Groupe Danon BSN SA                                                                 430,821
            1,330  Guyenne Et Gascogne                                                                 497,944
            1,050  Rexel                                                                               438,568
            5,250  (a)SGS-Thomas Microelectronics N.V. (NY Reg Shs)                                    406,219
            3,400  Scor SA                                                                             214,240
            2,000  Societe Generale, Paris                                                             396,122
            5,200  Thomson-CSF                                                                         210,329
            2,600  TOTAL SA-B                                                                          322,881
                   Total                                                                             5,660,472
                   Germany, Federal Republic Of--1.3%
              210  Bayerische Motoren Werke AG                                                         222,211
               42  Bayerische Motoren Werke AG, New Share                                               43,901
            5,600  Bhf-bank                                                                            229,744
            6,100  Deutsche Bank, AG                                                                   525,128
            6,065  Dresdner Bank Ag, Frankfurt                                                         340,938
              850  Holzmann (Philipp)                                                                  234,861
              550  Mannesmann AG                                                                       537,901
              465  Muenchener Rueckversicherungs-Gesellschaft AG--REG                                  211,227
           13,000  Skw Trostberg                                                                       528,233
            4,100  Tarkett Sommer AG                                                                   160,852
                                                                                                     Value
     Shares                                                                                         in U.S.
    or Units                                                                                        Dollars
                   Stocks--continued
                   Foreign Stocks--continued
                   Germany, Federal Republic Of--continued
              315  Volkswagen AG                                                                  $    255,460
                   Total                                                                             3,290,456
  Hong Kong--0.4%
           57,000  Cheung Kong                                                                         308,207
            3,751  HSBC Holdings PLC                                                                    91,004
           83,000  Henderson Land Development Co. Ltd.                                                 293,483
          122,000  (a)New World Development Co. Ltd.                                                   288,115
                   Total                                                                               980,809
    Ireland--0.1%
            6,000  (a)Elan Corp. PLC, ADR                                                              367,125
      Italy--1.1%
           11,500  Assicurazioni Generali                                                              369,596
          115,000  Banca di Roma                                                                       237,130
           45,000  Banca Commerciale Italiana                                                          265,700
           34,000  Banca Intesa SPA                                                                    211,968
           40,000  CREDITO ITALIANO ORD                                                                223,094
           52,150  ENI                                                                                 368,728
           68,000  ITALGAS                                                                             313,311
           30,000  MONDADORI ORD                                                                       366,894
           60,000  TELECOM ITALIA SPA                                                                  453,413
                   Total                                                                             2,809,834
      Japan--1.1%
               20  Circle K Japan Co. Ltd.                                                                 735
           30,000  Fujitsu Ltd.                                                                        344,429
            7,000  Ito-Yokado Co., Ltd.                                                                348,762
           40,000  Mitsubishi Estate Co. Ltd.                                                          351,506
                9  NTT Data Communications Systems Co.                                                 361,326
               34  Nippon Telegraph & Telephone Corp.                                                  279,876
            4,500  Orix Corp                                                                           292,765
            6,000  Sony Corp.                                                                          506,896
           16,500  Tokyo Electric Power Co.                                                            315,727
                   Total                                                                             2,802,022


                                                   Federated Managed Growth Fund
                                                                                                     Value
     Shares                                                                                         in U.S.
    or Units                                                                                        Dollars
                   Stocks--continued
                   Foreign Stocks--continued
                   Korea, Republic Of--0.0%
              870  Pohang Iron and Steel Co. Ltd.                                                 $     35,302
                   Netherlands--0.7%
            9,116  ABN-Amro Holdings NV                                                                220,776
            6,428  ING GROEP, NV                                                                       441,415
            7,000  KONINKLIJKE AHOLD NV                                                                221,029
            3,559  KONINKLIJKE PTT NEDERLAND NV                                                        198,917
           10,400  ORDINA BEHEER NV                                                                    337,210
            1,959  WOLTERS KLUWER NV                                                                   275,188
                   Total                                                                             1,694,535
     Norway--0.2%
           52,000  Christiania Bank                                                                    222,909
            4,500  Transocean Offshore, Inc.                                                           221,906
                   Total                                                                               444,815
                   Philippines--0.0%
               50  (a)Filinvest Land, Inc.                                                                   4
   Portugal--0.1%
            5,000  BPI-SGPS S.A.                                                                       202,573
      Spain--0.7%
            1,800  (a)Azucarera Ebro Agricolas, SA                                                      46,440
            3,300  Banco Popular Espanol                                                               261,735
           15,600  Endesa SA                                                                           373,659
            8,050  Iberdrola SA                                                                        132,794
            5,925  Repsol SA                                                                           329,188
           10,840  Tabacalera SA                                                                       233,537
            6,490  TELEFONICA SA                                                                       289,919
                   Total                                                                             1,667,272
     Sweden--0.4%
           10,000  Celsius B                                                                           259,018
           27,000  Skand Enskilda BKN, Class A                                                         449,581
           10,400  Telefonaktiebolaget LM Ericsson                                                     296,582
                   Total                                                                             1,005,181

                                                   Federated Managed Growth Fund
                                                                                                     Value
     Shares                                                                                         in U.S.
    or Units                                                                                        Dollars
                   Stocks--continued
                   Foreign Stocks--continued
                   Switzerland--0.8%
              200  Baloise Holdings-REG                                                           $    475,869
              170  Nestle SA                                                                           364,097
              306  Novartis AG--REG                                                                    518,021
               32  Roche Holding AG--GENUSS                                                            329,072
              205  UBS--Union Bank of Switzerland--BEARER                                              344,549
                   Total                                                                             2,031,608
                   United Kingdom--2.2%
           40,500  Allied Domecq PLC                                                                   403,838
            7,369  Barclays PLC                                                                        196,680
           30,117  British Aerospace PLC                                                               267,102
           14,876  British Petroleum Co. PLC                                                           218,433
           10,250  British-Borneo Petroleum Syndicate PLC                                               64,454
           15,000  Commercial Union PLC                                                                272,680
           34,500  Croda International                                                                 259,768
           20,710  EMI Group PLC                                                                       175,217
           17,450  General Electric Co. PLC                                                            143,076
            8,599  Glaxo Wellcome PLC                                                                  231,458
           40,000  Guardian Royal Exchange PLC                                                         254,142
           42,000  (a)Guardian Royal Exchange PLC, Class B                                              13,720
           33,000  Lasmo                                                                               156,307
           20,000  National Westminster Bank, PLC, London                                              365,533
           18,800  Prudential Corp. PLC                                                                249,947
           16,400  Reed International PLC                                                              152,011
           65,665  ROLLS-ROYCE                                                                         312,904
           47,000  SECURICOR PLC                                                                       355,423
            9,568  SIEBE PLC                                                                           239,899
           17,627  SMITHKLINE BEECHAM PLC                                                              191,023
           45,212  VODAFONE GROUP PLC                                                                  496,976
           13,450  ZENECA GROUP                                                                        546,781
                   Total                                                                             5,567,372
                   Total Foreign Stocks                                                             30,092,818
                   Total Stocks (identified cost $116,906,035)                                     142,810,979


                                                   Federated Managed Growth Fund
                                                                                                     Value
    Principal                                                                                       in U.S.
     Amount                                                                                         Dollars
     Bonds--43.6%
  Treasury--22.3%
                   (b)Repurchase Agreements and Government Securities--6.6%
   $   15,090,000  BT Securities Corp., 5.570%, dated 5/29/1998, due 6/1/1998                     $ 15,090,000
        1,380,000  (c)Goldman Sachs Group, LP, 5.480%, dated 4/17/1998, due 6/10/1998                1,380,000
          420,000  (c)Goldman Sachs Group, LP, 5.490%, dated 5/6/1998, due 6/10/1998                   420,000
                   Total (at amortized cost)                                                        16,890,000
                   United States Treasury Securities--15.7%
        5,500,000  United States Treasury Bill, 6/18/1998                                            5,489,770
        5,000,000  United States Treasury Bill, 6/25/1998                                            4,986,200
        1,244,000  United States Treasury Bond, 6.125%, 11/15/2027                                   1,300,179
        7,000,000  United States Treasury Bond, 8.125%, 5/15/2021                                    8,928,570
        8,473,000  United States Treasury Note, 5.750%, 8/15/2003                                    8,540,106
          675,000  United States Treasury Note, 6.250%, 2/15/2003                                      693,029
        8,225,000  United States Treasury Note, 6.500%, 10/15/2006                                   8,669,890
        1,255,000  United States Treasury Note, 6.625%, 5/15/2007                                    1,337,290
                   Total                                                                            39,945,034
                   Total Repurchase Agreements, Treasury and Government Securities                  56,835,034
                   Mortgage-Backed Securities--6.5%
                   Government Agency--6.5%
          258,753  Federal Home Loan Mortgage Corp., 8.000%, 5/1/2006                                  265,625
          247,795  Federal Home Loan Mortgage Corp., 7.500%, 10/1/2025                                 255,462
          783,515  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2026                                  806,777
          379,465  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2026                                  390,375
          483,346  Federal Home Loan Mortgage Corp., 8.000%, 10/1/2010                                 499,509
          708,186  Federal Home Loan Mortgage Corp., 7.000%, 1/1/2011                                  722,788
          134,110  Federal Home Loan Mortgage Corp., 7.000%, 4/1/2009                                  137,044
          374,268  Federal Home Loan Mortgage Corp., 6.500%, 10/1/2010                                 377,542
          570,368  Federal Home Loan Mortgage Corp., 6.500%, 5/1/2011                                  574,823
          942,623  Federal Home Loan Mortgage Corp., 6.000%, 7/1/2011                                  934,743
        1,380,000  (d)Federal Home Loan Mortgage Corp., 7.000%, TBA                                  1,402,687
          405,000  Federal National Mortgage Association, 6.500%, 7/10/2002                            264,094
        1,219,335  Federal National Mortgage Association, 7.000%, 2/1/2024                           1,247,526
          777,138  Federal National Mortgage Association, 7.500%, 11/1/2010                            800,452

                                                   Federated Managed Growth Fund
                                                                                                     Value
    Principal                                                                                       in U.S.
     Amount                                                                                         Dollars
                   Bonds--continued
                   Mortgage-Backed Securities--continued
                   Government Agency--continued
   $       88,004  Federal National Mortgage Association, 8.500%, 2/1/2025                        $     92,321
        1,440,237  Federal National Mortgage Association, 6.500%, 10/1/2025                          1,436,033
          806,834  Federal National Mortgage Association, 8.000%, 5/1/2027                             839,406
          420,000  (d)Federal National Mortgage Association, 7.000%, TBA                               426,035
          777,098  Government National Mortgage Association, 8.500%, 2/15/2022                         823,242
          532,264  Government National Mortgage Association, 7.000%, 1/15/2024                         542,079
          446,778  Government National Mortgage Association, 6.500%, 1/15/2024                         447,198
          210,147  Government National Mortgage Association, 7.000%, 5/15/2024                         213,955
          202,608  Government National Mortgage Association, 8.000%, 11/15/2024                        211,156
          389,738  Government National Mortgage Association, 7.500%, 12/15/2027                        401,551
          380,278  Government National Mortgage Association, 8.000%, 5/15/2025                         396,082
          356,772  Government National Mortgage Association, 8.000%, 7/15/2025                         371,599
          789,806  Government National Mortgage Association, 7.500%, 2/15/2026                         815,720
          985,618  Government National Mortgage Association, 7.000%, 1/15/2028                       1,001,329
                   Total Mortgage-Backed Securities                                                 16,697,153
                   High Yield Bonds--2.8%
          723,793  (e)The High Yield Bond Portfolio                                                  7,172,787
                   Investment Grade Bonds--7.1%
                   Aerospace & Defense--0.3%
          600,000  McDonnell Douglas Finance, Medium Term Note, 6.375%, 7/15/1999                      604,206
                   Automobile--0.3%
          225,000  Arvin Industries, Inc., Note, 6.750%, 3/15/2008                                     225,484
          450,000  Dana Corp., Note, 7.000%, 3/15/2028                                                 459,869
                   Total                                                                               685,353
    Banking--0.6%
          100,000  City National Bank, Sub. Note, 6.375%, 1/15/2008                                     99,459
          330,000  (f)Den Danske Bank, Note, 7.400% 6/15/2010                                          347,140
          250,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                               272,793
          500,000  Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                      539,370
          330,000  (f)Swedbank, Sub., 7.500% 11/29/2049                                                340,207
                   Total                                                                             1,598,969

                                                   Federated Managed Growth Fund
                                                                                                     Value
    Principal                                                                                       in U.S.
     Amount                                                                                         Dollars
                   Bonds--continued
                   Investment Grade Bonds--continued
                   Beverage & Tobacco--0.2%
   $       50,000  Philip Morris Cos., Inc., Deb., 6.000%, 7/15/2001                              $     49,423
          450,000  Philip Morris Cos., Inc., Deb., 9.250%, 2/15/2000                                   471,875
                   Total                                                                               521,298
                   Broadcast Radio & TV--0.2%
          500,000  SCI Television, Sr. Secd. Note, 11.000%, 6/30/2005                                  507,240
                   Cable Television--0.7%
          460,000  Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013                                 544,493
        1,000,000  TKR Cable Inc., 10.500%, 10/30/2007                                               1,108,630
                   Total                                                                             1,653,123
                   Chemicals & Plastics--0.2%
          500,000  (f)Bayer Corp., Deb., 6.500%, 10/1/2002                                             511,275
  Education--0.2%
          500,000  Boston University, 7.625%, 7/15/2097                                                577,637
                   Financial Intermediaries--0.8%
          450,000  DLJ, Note, 6.875%, 11/1/2005                                                        462,695
          450,000  Green Tree Financial Corp, Sr. Sub. Note, 10.250%, 6/1/2002                         500,900
          250,000  Lehman Brothers Holdings Inc, Note, 6.900%, 1/29/2001                               254,765
          300,000  Lehman Brothers Holding, Bond, 6.200%, 1/15/2002                                    300,261
          300,000  Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                             318,342
          150,000  Salomon, Inc., Note, 7.200%, 2/1/2004                                               156,662
                   Total                                                                             1,993,625
                   Forest Products--0.2%
          450,000  Quno Corp., Sr. Note, 9.125%, 5/15/2005                                             491,238
                   Government Agency--0.3%
          840,000  TVA 11/15/2029                                                                      795,245
  Insurance--0.8%
          225,000  Conseco, Inc., Sr. Note, 10.500%, 12/15/2004                                        270,770
          300,000  NAC Re Corp, Note, 8.000%, 6/15/1999                                                306,207
          450,000  Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                       467,441
          250,000  Sunamerica Inc, Medium Term Note, 7.340%, 8/30/2005                                 266,596
          450,000  Sunamerica, Inc., Sr. Note, 9.000%, 1/15/1999                                       458,721

                                                   Federated Managed Growth Fund
                                                                                                     Value
    Principal                                                                                       in U.S.
     Amount                                                                                         Dollars
                   Bonds--continued
                   Investment Grade Bonds--continued
                   Insurance--continued
   $      250,000  (f)USF&G Cap, 8.312%, 7/1/2046                                                 $    293,863
                   Total                                                                             2,063,598
                   Leisure & Entertainment--0.2%
          500,000  Viacom, Inc., Sr. Note, 7.750%, 6/1/2005                                            534,695
                   Metals & Mining--0.2%
          275,000  Barrick Gold Corp., Deb., 7.500%, 5/1/2007                                          292,628
          250,000  Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                                      271,443
                   Total                                                                               564,071
                   Pharmaceutical--0.2%
          550,000  American Home Products Corp., Note, 7.700%, 2/15/2000                               565,736
  Retailers--0.4%
          400,000  Harcourt General, Sr. Deb., 7.200%, 8/1/2027                                        406,088
          550,000  Sears, Roebuck & Co., Medium Term Note, 7.320%, 4/24/2000                           563,475
                   Total                                                                               969,563
   Services--0.3%
          200,000  Loewen Group Int'l, Sr. Note, 8.250%, 4/15/2003                                     212,676
          450,000  Service Corp. Int'l, Note, 6.500%, 3/15/2008                                        454,104
                   Total                                                                               666,780
  Sovereign--0.2%
          500,000  Export-Import Bank Korea, Note, 6.500%, 5/15/2000                                   467,154
                   Sovereign Government--0.4%
          530,000  Republic Of South Africa, Global Bond Deb., 9.625%, 12/15/1999                      551,529
          535,000  Republic of Colombia, Note, 7.250%, 2/15/2003                                       512,931
                   Total                                                                             1,064,460
                   Surface Transportation--0.2%
          500,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.250%, 7/1/2004                       564,465
                   Technology Services--0.1%
            3,200  Microsoft Corp., Conv. Pfd., Series A, $2.196                                       298,800
  Utilities--0.1%
          100,000  Cajun Electric Power, 9.520%, 3/15/2019                                             105,072
          400,000  Tennessee Valley Authority--Global Bond, 6.375%, 9/18/2006                          244,472
                   Total                                                                               349,544
                   Total Investment Grade Bonds                                                     18,048,075


                                                   Federated Managed Growth Fund
     Foreign                                                                                         Value
    Currency                                                                                        in U.S.
   Par Amount                                                                                       Dollars
                   Bonds--continued
                   Foreign Bonds--4.9%
                   Australian Dollar--0.2%
          213,000  QTC-Global Notes, Deb., 10.500%, 5/15/2003                                     $    162,871
          310,000  West Aust T Corp, Local Gov't. Guarantee, 8.000%, 7/15/2003                         217,533
                   Total                                                                               380,404
                   Austrian Mark--0.2%
          915,000  Republic of Austria, Unsub., 6.500%, 1/10/2024                                      580,000
                   Belgian Franc--0.0%
        2,570,000  Belgian Govt., Bond, 6.500%, 3/31/2005                                               76,604
                   Canadian Dollar--0.5%
          569,000  Canada Government, Deb., 6.500%, 6/1/2004                                           415,047
          400,000  Ontario Hydro, 9.000%, 6/24/2002                                                    310,248
          739,000  Ontario Hydro, Bond, 7.750%, 11/3/2005                                              577,297
                   Total                                                                             1,302,592
                   Danish Krone--0.1%
        1,200,000  Denmark, 8.000%, 5/15/2003                                                          201,327
                   Deutsche Mark--1.1%
          727,000  DG-HYPBK 5.750%, 1/22/2007                                                          428,642
          260,000  Depfa-Bank, 5.500%, 1/15/2013                                                       148,692
          822,000  European Investment Bank, 5.000%, 4/15/2008                                         904,457
       42,000,000  KFW International Finance, 6.000%, 11/29/1999                                       328,139
          500,000  KFW International Finance, Bank Guarantee, 6.750%, 6/20/2005                        311,230
        1,050,000  Treuhandanstalt, 7.750%, 10/1/2002                                                  663,220
                   Total                                                                             2,784,380
                   Greek Drachma--0.5%
      165,000,000  Hellenic Republic, Bond, 8.800%, 6/19/2007                                          574,454
      181,800,000  Hellenic Republic, FRN 10/23/2003                                                   603,414
                   Total                                                                             1,177,868
                   Hungarian Forint--0.0%
       25,000,000  Hungary Govt, Bond, 14.000%, 12/12/2002                                             110,030
                   Italian Lira--0.7%
      265,000,000  Btps, Bond, 10.500%, 11/1/2000                                                      170,816
      425,000,000  Btps, Deb., 12.000%, 5/18/1999                                                      257,393


                                                   Federated Managed Growth Fund
     Foreign                                                                                         Value
    Currency                                                                                        in U.S.
   Par Amount                                                                                        Dollar
                   Bonds--continued
                   Foreign Bonds--continued
                   Italian Lira--continued
    1,225,000,000  Buoni Poliennali Del Tes, 9.500%, 1/1/2005                                     $    872,272
      510,000,000  Buoni Poliennali Del Tes, Deb., 12.000%, 1/01/2002                                  358,451
                   Total                                                                             1,658,932
                   Japanese Yen--0.0%
       10,000,000  Interamerican Development, Deb., 7.250%, 5/15/2000                                   81,556
                   Mexican Peso--0.0%
          120,000  Mexican Cetes, 2/11/1999                                                            117,959
                   Netherlands Guilder--0.3%
          285,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                          154,330
          400,000  Bk Ned Gemeenten, Bond, 7.750%, 12/20/2004                                          230,327
          220,000  Lkb-global Bd, Bank Guarantee, 6.000%, 1/25/2006                                    131,316
          300,000  Netherlands Government, 6.000%, 1/15/2006                                           160,737
                   Total                                                                               676,710
                   New Zealand Dollar--0.1%
          205,000  New Zealand Government, 8.000%, 2/15/2001                                           112,234
          270,000  New Zealand Government, Bond, 8.000%, 7/15/1998                                     144,567
                   Total                                                                               256,801
                   Norwegian Krone--0.3%
        1,429,000  NGB Bond, 9.000%, 1/31/1999                                                         194,430
          730,000  Norwegian Government, 5.500%, 5/15/2009                                              96,330
        1,620,000  Norwegian Government, Bond, 7.000%, 5/31/2001                                       225,169
        1,215,000  Norwegian Govt., Foreign Gov't. Guarantee, 5.750%, 11/30/2004                       163,926
                   Total                                                                               679,855
                   Polish Zloty--0.1%
          730,000  Poland Govt Bond, 12.000%, 6/12/2003                                                174,083
                   South African Rand--0.0%
          550,000  Republic of South Africa, Bond, 12.500%, 12/21/2006                                  98,750
                   Spanish Peseta--0.3%
       40,000,000  Spanish Government, 10.000%, 2/28/2005                                              340,561
       44,300,000  Spanish Govt, Bond, 8.800%, 4/30/2006                                               364,368
       15,030,000  Spanish Govt., Deb., 10.100%, 2/28/2001                                             113,506
                   Total                                                                               818,435


                                                   Federated Managed Growth Fund
     Foreign                                                                                         Value
    Currency                                                                                        in U.S.
   Par Amount                                                                                        Dollar
                   Bonds--continued
                   Foreign Bonds--continued
                   Swedish Krona--0.1%
        1,000,000  Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551, 7.500%, 3/17/1999     $    130,341
          700,000  Sweden, Deb., 13.000%, 6/15/2001                                                    110,039
                   Total                                                                               240,380
                   United Kingdom Pound--0.4%
          366,000  British Gas PLC, 8.875%, 7/8/2008                                                   698,291
          145,000  U.K. TREASURY, DEB., 8.500%, 12/7/2005                                              275,017
                   Total                                                                               973,308
                   Total Foreign Bonds                                                              12,389,974
                   Total Bonds (identified cost $108,732,725)                                      111,143,023
                   Total Investments (identified cost $225,638,760)(g)                            $253,954,002

 * The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $10,089,900 at May 31, 1998, which represents 4.0% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to stocks is 60.0%, and the increased total exposure to small company stocks is 14.9%

(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) These securities are subject to dollar roll transactions.

(e) The High Yield Bond Portfolio is a diversified portfolio of below investment grade securities.

(f) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998, these securities amounted to $1,492,485 which represents 0.6% of net assets.

(g) The cost of investments for federal tax purposes amounts to $225,638,760. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $28,315,242 which is comprised of $33,296,318 appreciation and $4,981,076 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($255,182,134) at May 31, 1998.

The following acronym(s) are used throughout this portfolio: ADR --American Depositary Receipt FRN --Floating Rate Note GDR --Global Depository Receipt LP --Limited Partnership MBIA --Municipal Bond Investors Assurance PLC --Public Limited Company SA --Support Agreement SPA --Standby Purchase Agreement TBA --To Be Announced TRANs --Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                         Federated Managed Growth Fund

                            May 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $225,638,760)                            $253,954,002
Cash                                                                                                              17,518
Cash denominated in foreign currencies (at identified cost $848,787)                                             850,859
Income receivable                                                                                              1,531,725
Receivable for investments sold                                                                                4,258,916
Receivable for shares sold                                                                                       173,821
Receivable for foreign currency exchange contracts purchased and sold                                              1,096
Deferred organizational costs                                                                                     22,654
Other assets                                                                                                      12,867
 Total assets                                                                                                260,823,458
Liabilities:
Payable for investments purchased                                                        $  3,617,998
Payable for dollar roll transactions                                                        1,821,347
Payable for taxes withheld                                                                     14,111
Payable for daily variation margin                                                             91,575
Accrued expenses                                                                               96,293
 Total liabilities                                                                                             5,641,324
Net Assets for 19,588,533 shares outstanding                                                                $255,182,134
Net Assets Consist of:
Paid in capital                                                                                             $218,779,708
Net unrealized appreciation of investments and translation of assets and liabilities
  in foreign currency                                                                                         28,056,728
Accumulated net realized gain on investments and foreign currency transactions                                 8,033,993
Undistributed net investment income                                                                              311,705
 Total Net Assets                                                                                           $255,182,134
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$173,358,904 O 13,294,193 shares outstanding                                                                      $13.04
Select Shares:
$81,823,230 O 6,294,340 shares outstanding                                                                        $13.00

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                         Federated Managed Growth Fund

                   Six Months Ended May 31, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $40,300)                                                                  $ 1,100,217
Interest (net of dollar roll expense of $15,648 and foreign taxes withheld of $4,785)                                   3,417,891
 Total income                                                                                                           4,518,108
Expenses:
Investment advisory fee                                                                                $   918,685
Administrative personnel and services fee                                                                   92,807
Custodian fees                                                                                              22,616
Transfer and dividend disbursing agent fees and expenses                                                    84,860
Directors'/Trustees' fees                                                                                    3,036
Auditing fees                                                                                                7,355
Legal fees                                                                                                   2,848
Portfolio accounting fees                                                                                   44,006
Distribution services fee--Select Shares                                                                   290,165
Shareholder services fee--Institutional Shares                                                             210,992
Shareholder services fee--Select Shares                                                                     96,722
Share registration costs                                                                                    14,423
Printing and postage                                                                                        15,168
Insurance premiums                                                                                           2,426
Taxes                                                                                                        2,128
Miscellaneous                                                                                               12,434
 Total expenses                                                                                          1,820,671
Waivers--
Waiver of distribution services fee--Select Shares                                    $   (96,722)
Waiver of shareholder services fee--Institutional Shares                                 (168,794)
 Total waivers                                                                                            (265,516)
     Net expenses                                                                                                       1,555,155
     Net investment income                                                                                              2,962,953
Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions 7,605,659 Net change in unrealized appreciation of investments and translation of assets and
  liabilities in foreign currency                                                                                       8,607,577
 Net realized and unrealized gain on investments and foreign currency                                                  16,213,236
   Change in net assets resulting from operations                                                                     $19,176,189

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Federated Managed Growth Fund

                                                                                           Six Months
                                                                                              Ended
                                                                                           (unaudited)    Year Ended
                                                                                             May 31,     November 30,
                                                                                              1998           1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $  2,962,953   $  6,276,504
Net realized gain on investments and foreign currency transactions
($7,657,831 and $16,550,986, respectively, as computed for federal tax purposes)             7,605,659     15,812,213
Net change in unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                          8,607,577      5,706,798
 Change in net assets resulting from operations                                             19,176,189     27,795,515
Distributions to Shareholders--
Distributions from net investment income
 Institutional Shares                                                                       (2,230,910)    (4,729,122)
 Select Shares                                                                                (753,689)    (1,781,932)
Distributions from net realized gains on investments and foreign currency transactions
 Institutional Shares                                                                      (10,981,747)    (3,327,990)
 Select Shares                                                                              (4,961,147)    (1,494,754)
   Change in net assets resulting from distributions to shareholders                       (18,927,493)   (11,333,798)
Share Transactions--
Proceeds from sale of shares                                                                49,111,521    104,253,170
Net asset value of shares issued to shareholders in
payment of distributions declared                                                           14,785,929      8,122,432
Cost of shares redeemed                                                                    (45,228,484)   (89,036,194)
 Change in net assets resulting from share transactions                                     18,668,966     23,339,408
   Change in net assets                                                                     18,917,662     39,801,125
Net Assets:
Beginning of period                                                                        236,264,472    196,463,347
End of period (including undistributed net investment
income of $311,705 and $333,351, respectively)                                            $255,182,134   $236,264,472

(See Notes which are an integral part of the Financial Statements)



                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                         Federated Managed Growth Fund

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                                      May 31,                   Year Ended November 30,
                                                                       1998        1997       1996       1995     1994(a)
Net asset value, beginning of period                                  $  13.10   $  12.23   $  11.52   $  9.82   $ 10.00
Income from investment operations
 Net investment income                                                    0.17       0.38       0.41      0.40      0.20
 Net realized and unrealized gain (loss) on investments and
        foreign currency                                                  0.82       1.19       0.97      1.70     (0.26)
 Total from investment operations                                         0.99       1.57       1.38      2.10     (0.06)
Less distributions
 Distributions from net investment income                                (0.17)     (0.40)     (0.44)    (0.40)    (0.12)
 Distributions from net realized gain on investments and foreign
 currency transactions                                                   (0.88)     (0.30)     (0.23)       --        --
 Total distributions                                                     (1.05)     (0.70)     (0.67)    (0.40)    (0.12)
Net asset value, end of period                                        $  13.04   $  13.10   $  12.23   $ 11.52   $  9.82
Total return (b)                                                          8.20%     13.39%     12.54%    21.79%    (0.59%)
Ratios to average net assets
 Expenses                                                               1.04%*       1.05%      1.05%     1.00%   0.89%*
 Net investment income                                                  2.63%*       3.07%      3.77%     4.29%   4.28%*
 Expense waiver/reimbursement (c)                                       0.20%*       0.26%      0.40%     0.76%   0.90%*
Supplemental data
 Net assets, end of period (000 omitted)                              $173,359   $163,519   $136,255   $68,313   $28,973
 Average commission rate paid (d)                                     $ 0.0164   $ 0.0068   $ 0.0020        --        --
 Portfolio turnover                                                         53%       136%        95%      106%       71%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



                      FINANCIAL HIGHLIGHTS--SELECT SHARES

                         Federated Managed Growth Fund

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                                      May 31,               Year Ended November 30,
                                                                       1998        1997        1996         1995       1994(a)
Net asset value, beginning of period                                   $ 13.06   $ 12.20       $ 11.50      $  9.81   $ 10.00
Income from investment operations
 Net investment income                                                    0.13      0.30          0.36         0.23      0.15
 Net realized and unrealized gain (loss) on investments and
   foreign currency                                                       0.82      1.18          0.94         1.79     (0.24)
 Total from investment operations                                         0.95      1.48          1.30         2.02     (0.09)
Less distributions
 Distributions from net investment income                                (0.13)    (0.32)        (0.37)       (0.33)    (0.10)
 Distributions from net realized gain on investments and foreign
  currency transactions                                                  (0.88)    (0.30)        (0.23)          --        --
 Total distributions                                                     (1.01)    (0.62)        (0.60)       (0.33)    (0.10)
Net asset value, end of period                                         $ 13.00   $ 13.06       $ 12.20      $ 11.50   $  9.81
Total return (b)                                                          7.85%    12.56%        11.75%       20.95%    (0.90%)
Ratios to average net assets
 Expenses                                                               1.74%*      1.75%         1.75%        1.75%   1.70%*
 Net investment income                                                  1.93%*      2.37%         3.06%        3.48%   3.53%*
 Expense waiver/reimbursement (c)                                       0.25%*      0.31%         0.45%        0.76%   1.15%*
Supplemental data
 Net assets, end of period (000 omitted)                               $81,823   $72,746       $60,208      $27,358   $ 2,952
 Average commission rate paid (d)                                      $0.0164   $0.0068       $0.0020           --        --
 Portfolio turnover                                                         53%      136%           95%         106%       71%

 *   Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



                         NOTES TO FINANCIAL STATEMENTS

                         Federated Managed Growth Fund

                            May 31, 1998 (unaudited)

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1998, the Fund had realized gains of $779,595 on futures contracts.

At May 31, 1998, the Fund had outstanding futures contracts as set forth below:

                     Contracts to               Unrealized
Expiration Date     Deliver/Receive  Position  Depreciation

June 1998          37 S&P 500 Index    Long      $328,943

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 1998, the Fund had outstanding foreign currency commitments as set forth below:

                                                       Foreign Currency                             Unrealized
                                           Settlement    Contracts to    In Exchange  Contracts at     Gain
Contracts Purchased:                          Date     Deliver/Receive       For         Value        (Loss)
Netherlands Guilder                            6/2/98        $  441,159     $220,359      $219,367      $  992
Contracts Sold:
Danish Krone                                   6/3/98         1,892,406      279,131       278,381        (750)
Pound Sterling                                 6/3/98            92,514      150,845       151,104         259
Mexican Peso                                   6/1/98           201,929       22,894        22,894          --
Swedish Krona                                  6/2/98         2,880,805      366,981       367,576         595
Net Gain on Foreign Exchange Contracts:                                                                 $1,096

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

     Security       Acquisition Date  Acquisition Cost
Bayer Corp.           5/21/96-7/1/97          $493,905
Den Danske Bank               1/7/98           347,266
Swedbank                      1/7/98           344,642
USF&G Cap                     7/3/97           250,000
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:
                                                                           Six Months Ended               Year Ended
                                                                             May 31, 1998             November 30, 1997
                        Institutional Shares                            Shares        Amount        Shares        Amount
Shares sold                                                            2,669,154   $ 34,016,142    5,853,857   $ 72,401,751
Shares issued to shareholders in payment of distributions declared       779,211      9,501,588      420,257      5,082,597
Shares redeemed                                                       (2,640,292)   (33,831,172)  (4,927,672)   (60,980,593)
 Net change resulting from Institutional Share transactions              808,073   $  9,686,558    1,346,442   $ 16,503,755

Select Shares
Shares sold                                                            1,180,087   $ 15,095,379    2,599,873   $ 31,851,419
Shares issued to shareholders in payment of distributions declared       434,562      5,284,341      252,195      3,039,835
Shares redeemed                                                         (891,322)   (11,397,312)  (2,215,315)   (28,055,601)
 Net change resulting from Select Share transactions                     723,327   $  8,982,408      636,753   $  6,835,653
 Net change resulting from share transactions                          1,531,400   $ 18,668,966    1,983,195   $ 23,339,408

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of the Select Shares' average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for Federated shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $88,474 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended November 30, 1997, the Fund expensed $41,663 of organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

Purchases                                          $126,212,969
Sales                                              $121,075,133


Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1998, the diversification of industries was as follows:

                                      Percentage of                                    Percentage of
              Industry                 Net Assets                Industry               Net Assets
Aerospace & Military Technology                 0.5  Insurance                                   0.9
Agency                                          0.6  Machinery & Engineering                     0.3
Automobile                                      0.2  Merchandising                               0.5
Banking                                         2.6  Metals & Mining                             0.1
Beverage & Tobacco                              0.2  Metals--Steel                               0.0
Broadcasting & Publishing                       0.2  Miscellaneous Materials &
Chemicals                                       0.3  Commodities                                 0.1
Construction & Housing                          0.2  Publishing                                  0.1
Data Processing & Reproduction                  0.5  Real Estate                                 0.5
Electrical & Electronics                        0.6  Recreation, Other Consumer Goods            0.1
Electronic Components, Instruments              0.2  Sovereign                                   3.0
Energy Equipment & Services                     0.1  Sovereign Government                        0.6
Energy Sources                                  0.7  State/Provincial                            0.1
Finance                                         0.1  Supranational                               0.4
Financial Intermediaries                        0.3  Technology                                  0.1
Financial Services                              0.6  Telecommunications                          1.1
Food & Household Products                       0.3  Utilities                                   0.3
Forest Products                                 0.2  Utilities--Electrical & Gas                 0.5
Health & Personal Care                          0.9  Wholesale & International Trade             0.2


                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                              William J. Copeland

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Glen R. Johnson

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
               Executive Vice President, Treasurer, and Secretary

                               Richard B. Fisher
                                 Vice President

                               Karen M. Brownlee
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.


                                        [LOGO]
                                        Federated Managed
                                        Growth Fund

                                        Institutional Shares
                                        Select Shares

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                        Semi-Annual Report
                                        to Shareholders
                                        May 31, 1998

Cusip 56166K503
Cusip 56166K602
G00515-01 (7/98)    [RECYCLED LOGO]



                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Growth and Income Fund for the six-month period from December 1, 1997 through May 31, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, the fund's $227-million in net assets were invested across U.S. stocks (35.1%), foreign stocks (2.5%), U.S. bonds (59.4%) and foreign bonds (5.1%).*

During the first half of the fund's fiscal year, the fund's Institutional Shares delivered a total return of 6.74%** through dividends totaling $0.23 per share and capital gains totaling $0.62 per share. The fund's Select Shares produced a total return of 6.45%** through dividends totaling $0.19 per share and capital gains totaling $0.62 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Growth and Income Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
July 15, 1998


 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

Performance For Six Months Ended May 31, 1998

The six month reporting period ended May 31, 1998 was a generally favorable one for financial assets, and Federated Managed Growth and Income Fund participated in the advance. For the six months ended May 31, 1998, an investor in the fund's Institutional Shares had a total return of 6.74%,* while an investor in the fund's Select Shares had a total return of 6.45%.* Reversing a pattern that has held for the last few years, foreign stocks performed well over the last six months. Shares of large companies in developed foreign countries outperformed, on average, shares of U.S. large companies. European stock markets did especially well as investors looked forward to the benefits of a new single currency for the European Monetary Union. In the U.S., the strength in the market was primarily in large company stocks as shares in utility companies and small company stocks had solid but more moderate returns. The bond market also delivered solid single digit returns as interest rates fell during the reporting period in response to an expected recession in Asia's developing economies.

Asset Allocation as of May 31, 1998

Federated Managed Growth and Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1998.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Asset Categories As A Percentage of Total Net Assets
                           Permitted Percentage as of
Asset Category                                            Range      May 31, 1998
Bonds (1)                                                   50-70              64.5
U.S. Treasury Securities                                     0-56              31.7
Mortgage-Backed Securities                                   0-35              13.9
Investment Grade
Corporate Bonds                                              0-35              10.9
High Yield Corporate Bonds                                   0-10               2.9
Foreign Bonds                                                0-10               5.1
Equities (1)                                                30-50              37.6
Large Company Stocks                                    22.5-37.5              27.0
Utility Stocks                                            2.5-7.5               5.5
Small Company Stocks                                          0-5               2.6
Foreign Stocks                                                0-5               2.5

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1998 have been included under the appropriate equity asset category.

The U.S. has enjoyed seven years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Moreover, stretched valuation levels for stocks make the bond market look more attractive. Offsetting the valuation factors which favor bonds, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus, fund management moved equity exposure up during the reporting period to normal levels in response to this favorable near-term environment for equities.

Structure of the Bond Portfolio

Within the range of four to six years, the fund's bond duration is set at 4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, mortgage-backed securities were kept at normal levels as their yield advantage was offset by the prospect of increased interest rate volatility, which usually causes mortgage-backed securities to underperform comparable U.S. Treasurys. Lower than normal yield advantages offered by corporate bonds over U.S. Treasurys led fund management to underweight both investment grade and high yield corporate bonds.

Structure of the Equity Portfolio

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as utilities, small company stocks, and foreign stocks appear more reasonably valued than U.S. large company stocks. However, the economic cycle appears to favor large company stocks. This economic expansion has lasted seven years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, interest rates usually rise, putting pressure on utility stocks, and investors usually begin to favor larger company stocks for their perceived stability of earnings. Finally, a rising dollar creates a performance drag for U.S. investors in foreign stocks. Thus, fund management held weights in the other equity asset classes near neutral levels despite their valuation advantages.

                            PORTFOLIO OF INVESTMENTS

                    Federated Managed Growth And Income Fund

                            May 31, 1998 (unaudited)

                                                                                                          Value
                                                                                                         in U.S.
      Shares                                                                                              Dollars
     *Stocks--37.6%
                     Large-Company Value Stocks--13.7%
                     Basic Industry--0.5%
             19,500  Archer-Daniels-Midland Co.                                                        $    368,063
              3,300  Dow Chemical Co.                                                                       319,688
             19,100  LTV Corporation                                                                        208,906
              3,800  Martin Marietta Materials                                                              174,800
                     Total                                                                                1,071,457
                     Consumer Durables--0.5%
              4,700  Eastman Kodak Co.                                                                      335,463
              3,400  Ford Motor Co.                                                                         176,375
              4,600  General Motors Corp.                                                                   330,913
             10,500  Rubbermaid, Inc.                                                                       342,563
                     Total                                                                                1,185,314
                     Consumer Non-Durables--0.6%
              4,800  BestFoods                                                                              270,900
              6,200  Kimberly-Clark Corp.                                                                   307,288
              9,400  RJR Nabisco Holdings Corp.                                                             264,963
              7,500  UST, Inc.                                                                              199,688
              4,800  Universal Corp.                                                                        180,300
                     Total                                                                                1,223,139
                     Energy Minerals--1.6%
              3,600  Atlantic Richfield Co.                                                                 283,950
              6,600  (a)BJ Services Co.                                                                     215,738
              4,900  Chevron Corp.                                                                          391,388
             15,700  Exxon Corp.                                                                          1,106,849
              9,200  Occidental Petroleum Corp.                                                             254,150
             12,100  Sun Co., Inc.                                                                          514,250
              6,900  Texaco, Inc.                                                                           398,475
             12,300  USX-Marathon Group                                                                     430,500
                     Total                                                                                3,595,300

                                             Federated Managed Growth And Income Fund

                                                                                                          Value
                                                                                                         in U.S.
      Shares                                                                                             Dollars
                     Stocks--continued
                     Large-Company Value Stocks--continued
      Finance--4.0%
              5,700  Ahmanson (H.F.) & Co.                                                             $    434,625
              5,600  Allmerica Financial Corp.                                                              351,050
              6,352  Allstate Corp.                                                                         597,881
              1,800  American International Group, Inc.                                                     222,863
                891  Associates First Capital Corp., Class A                                                 66,665
              9,500  Banc One Corp.                                                                         523,687
              4,500  Bank of New York Co., Inc.                                                             275,063
              3,300  BankAmerica Corp.                                                                      272,869
              1,700  Bankers Trust New York Corp.                                                           209,950
              5,800  Bear Stearns Cos., Inc.                                                                314,650
              6,100  Block (H&R), Inc.                                                                      268,400
              9,000  CIGNA Corp.                                                                            616,499
              1,700  Chase Manhattan Corp.                                                                  231,094
              1,400  Citicorp                                                                               208,775
              5,800  Equitable Companies Inc.                                                               399,475
             11,200  First Union Corp.                                                                      619,499
              2,200  Fleet Financial Group, Inc.                                                            180,400
              1,300  General RE Corp.                                                                       285,838
              5,700  (a)Golden State Bancorp, Inc.                                                          218,381
              4,100  MBIA, Inc.                                                                             305,706
              3,700  Marsh & McLennan Cos., Inc.                                                            323,981
              4,100  Mellon Bank Corp.                                                                      276,494
              3,700  Merrill Lynch & Co., Inc.                                                              331,150
              5,700  Morgan Stanley, Dean Witter, Discover & Co.                                            444,956
              8,400  NationsBank Corp.                                                                      636,299
              7,650  Old Republic International Corp.                                                       218,025
              4,700  Torchmark Corp.                                                                        201,513
              5,000  Washington Federal, Inc.                                                               139,063
                     Total                                                                                9,174,851
                     Health Care--0.7%
             14,900  Pharmacia & Upjohn, Inc.                                                               658,393
             15,900  U.S. Surgical Corp.                                                                    632,024

                                             Federated Managed Growth And Income Fund

                                                                                                          Value
                                                                                                         in U.S.
      Shares                                                                                             Dollars
                     Stocks--continued
                     Large-Company Value Stocks--continued
                     Health Care--continued
              5,500  United Healthcare Corp.                                                           $    352,000
                     Total                                                                                1,642,417
                     Producer Manufacturing--0.9%
             16,600  ITT Industries, Inc.                                                                   612,124
             10,700  Ingersoll-Rand Co.                                                                     482,169
              7,600  Johnson Controls, Inc.                                                                 452,200
              2,900  Loews Corp.                                                                            263,175
              6,000  Parker-Hannifin Corp.                                                                  246,375
                     Total                                                                                2,056,043
                     Retail Trade--0.3%
             19,000  (a)K Mart Corp.                                                                        368,125
             10,000  Limited, Inc.                                                                          332,500
                     Total                                                                                  700,625
     Services--0.5%
              4,400  CBS Corp.                                                                              139,700
             13,000  Readers Digest Association, Inc., Class A                                              370,500
             19,600  Waste Management, Inc.                                                                 637,000
                     Total                                                                                1,147,200
                     Technology--1.1%
              7,900  AMP, Inc.                                                                              300,200
              8,400  First Data Corp.                                                                       279,300
              2,900  International Business Machines Corp.                                                  340,388
              2,500  Northrop Corp.                                                                         267,969
             35,100  (a)Novell, Inc.                                                                        368,550
              5,300  Raytheon Co., Class A                                                                  282,556
              6,700  (a)Storage Technology Corp.                                                            561,962
                     Total                                                                                2,400,925
                     Transportation--0.4%
              7,800  CNF Transporation, Inc.                                                                320,288
              3,000  (a)Continental Airlines, Inc., Class B                                                 169,688
              8,300  Ryder Systems, Inc.                                                                    282,719

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Large-Company Value Stocks--continued
                     Transportation--continued
              8,800  Southwest Airlines Co.                                                            $    234,850
                     Total                                                                                1,007,545
    Utilities--2.6%
              5,600  AT&T Corp.                                                                             340,900
              6,700  Bell Atlantic Corp.                                                                    613,887
              5,900  CMS Energy Corp.                                                                       257,019
              7,900  Coastal Corp.                                                                          556,949
              3,900  Columbia Gas System, Inc.                                                              329,063
             15,000  Entergy Corp.                                                                          394,688
             10,100  GTE Corp.                                                                              588,955
             11,800  Houston Industries, Inc.                                                               337,775
             14,200  MCI Communications Corp.                                                               759,255
             13,300  P G & E Corp.                                                                          418,950
              7,000  Pacificorp                                                                             161,438
              8,000  Public Service Enterprises Group, Inc.                                                 264,500
              5,600  Texas Utilities Co.                                                                    221,200
             11,200  U.S. West, Inc.                                                                        568,400
                     Total                                                                                5,812,979
                     Total Large-Company Value Stocks                                                    31,017,795
                     Large-Company Growth-Stocks--13.3%
                     Basic Industry--0.5%
              2,100  Air Products & Chemicals, Inc.                                                         182,700
              3,000  Avery Dennison Corp.                                                                   155,438
              2,700  Bemis Co., Inc.                                                                        113,906
              6,100  Crown Cork & Seal Co., Inc.                                                            316,438
              3,200  Hercules, Inc.                                                                         141,000
              2,900  Monsanto Co.                                                                           160,588
                     Total                                                                                1,070,070
                     Consumer Durables--0.1%
              4,000  Harley Davidson, Inc.                                                                  143,000
                     Consumer Non-Durables--2.1%
              5,600  Campbell Soup Co.                                                                      305,200

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Large-Company Growth-Stocks--continued
                     Consumer Non-Durables--continued
             10,400  Coca-Cola Co.                                                                     $    815,100
             14,100  Dial Corp.                                                                             349,856
              2,100  Gillette Co.                                                                           245,963
              5,300  (a)Jones Apparel Group, Inc.                                                           335,888
              7,700  PepsiCo, Inc.                                                                          314,256
             16,700  Philip Morris Cos., Inc.                                                               624,162
              6,300  Procter & Gamble Co.                                                                   528,805
              3,500  Quaker Oats Co.                                                                        201,906
              3,200  Sara Lee Corp.                                                                         188,400
              4,300  UST, Inc.                                                                              114,488
              5,600  Wolverine World Wide, Inc.                                                             138,250
              5,900  Wrigley (Wm.), Jr. Co.                                                                 567,874
                     Total                                                                                4,730,148
                     Energy Minerals--0.2%
              4,400  Diamond Offshore Drilling, Inc.                                                        210,375
              6,000  (a)Global Marine, Inc.                                                                 133,875
              3,700  Halliburton Co.                                                                        175,288
                     Total                                                                                  519,538
      Finance--1.5%
              3,800  American Express Co.                                                                   389,975
              6,800  Block (H&R), Inc.                                                                      299,200
              8,500  (a)Catellus Development Corp.                                                          157,781
              7,100  Conseco, Inc.                                                                          331,038
              5,300  Federal National Mortgage Association                                                  317,338
              1,200  Household International, Inc.                                                          162,375
             14,850  MBNA Corp.                                                                             470,559
              1,900  MGIC Investment Corp.                                                                  113,881
              2,000  Marsh & McLennan Cos., Inc.                                                            175,125
              4,900  Morgan Stanley, Dean Witter, Discover & Co.                                            382,506
              3,700  Sunamerica, Inc.                                                                       179,913
              8,250  Travelers Group, Inc.                                                                  503,250
                     Total                                                                                3,482,941

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Large-Company Growth-Stocks--continued
                     Health Care--2.8%
              8,200  Abbott Laboratories                                                               $    608,337
             16,700  (a)Beverly Enterprises, Inc.                                                           239,019
              6,000  Bristol-Myers Squibb Co.                                                               645,000
              2,800  (a)Centocor, Inc.                                                                      109,200
              8,300  (a)Chiron Corp.                                                                        149,919
              3,400  Guidant Corp.                                                                          219,088
              6,800  HBO & Co.                                                                              392,488
              7,500  (a)HEALTHSOUTH Corp.                                                                   212,813
              6,500  Johnson & Johnson                                                                      448,906
              4,000  Lilly (Eli) & Co.                                                                      245,750
              8,400  Merck & Co., Inc.                                                                      983,324
              4,500  Pfizer, Inc.                                                                           471,656
              5,200  (a)Quintiles Transnational Corp.                                                       252,850
              4,400  Schering Plough Corp.                                                                  368,225
              2,700  United Healthcare Corp.                                                                172,800
              4,400  (a)Universal Health Services, Inc., Class B                                            242,000
              8,400  Warner-Lambert Co.                                                                     536,024
                     Total                                                                                6,297,399
                     Producer Manufacturing--1.1%
              2,200  Allied-Signal, Inc.                                                                     94,050
              4,400  Dover Corp.                                                                            165,000
              4,500  (a)EVI, Inc.                                                                           227,981
             14,500  General Electric Co.                                                                 1,208,937
              5,100  (a)Lexmark Intl. Group, Class A                                                        283,050
              3,200  Masco Corp.                                                                            180,000
              5,200  Miller Herman, Inc.                                                                    143,975
              3,200  Precision Castparts Corp.                                                              184,400
                     Total                                                                                2,487,393
                     Retail Trade--0.9%
              9,600  (a)General Nutrition Cos., Inc.                                                        303,000
              4,750  Home Depot, Inc.                                                                       373,172
              7,600  (a)Safeway, Inc.                                                                       276,925

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Large-Company Growth-Stocks--continued
                     Retail Trade--continued
              8,900  TJX Cos., Inc.                                                                    $    416,075
             14,400  Wal-Mart Stores, Inc.                                                                  794,700
                     Total                                                                                2,163,872
     Services--1.0%
              4,970  (a)Cendant Corp.                                                                       107,787
              3,800  (a)Chancellor Media Corp., Class A                                                     158,888
              2,400  Disney (Walt) Co.                                                                      271,500
              2,900  Gannett Co., Inc.                                                                      191,219
              7,350  (a)Liberty Media Group, Class A                                                        242,550
              2,500  McDonald's Corp.                                                                       164,063
              7,700  Service Corp. International                                                            314,738
              9,100  (a)Tricon Global Restaurants, Inc.                                                     282,669
              4,400  (a)Viacom, Inc., Class A                                                               242,275
              4,400  (a)Viacom, Inc., Class B                                                               242,000
                     Total                                                                                2,217,689
                     Technology--2.7%
              5,200  (a)America Online, Inc.                                                                433,225
              4,300  (a)Applied Materials, Inc.                                                             137,600
              8,800  (a)BMC Software, Inc.                                                                  405,350
              6,900  (a)Cabletron Systems, Inc.                                                              88,838
              6,400  (a)Cadence Design Systems, Inc.                                                        225,600
              5,400  (a)Cisco Systems, Inc.                                                                 408,375
              2,800  Computer Associates International, Inc.                                                147,000
              3,800  (a)Dell Computer Corp.                                                                 313,144
              6,300  (a)EMC Corp. Mass                                                                      261,056
              9,300  First Data Corp.                                                                       309,225
              2,900  Hillenbrand Industries, Inc.                                                           179,075
              7,100  Intel Corp.                                                                            507,205
              5,200  Lucent Technologies, Inc.                                                              368,875
             11,800  (a)Microsoft Corp.                                                                   1,000,787
              4,900  (a)Peoplesoft, Inc.                                                                    214,069
              5,200  (a)SCI Systems, Inc.                                                                   177,450

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars

                     Stocks--continued
                     Large-Company Growth-Stocks--continued
                     Technology--continued
             10,700  (a)Seagate Technology, Inc.                                                       $    247,438
              6,300  (a)Sun Microsystems, Inc.                                                              252,394
              3,700  (a)Tellabs, Inc.                                                                       254,259
              2,900  United Technologies Corp.                                                              272,600
                     Total                                                                                6,203,565
    Utilities--0.4%
              7,100  (a)Airtouch Communications, Inc.                                                       338,138
              3,500  (a)PanAmSat Corp.                                                                      191,188
              3,900  (a)Teleport Communications Group, Inc., Class A                                        218,156
              5,400  (a)WorldCom, Inc.                                                                      245,700
                     Total                                                                                  993,182
                     Total Large-Company Growth-Stocks                                                   30,308,797
                     Small-CompanyStocks --2.6%
                     Basic Industry--0.1%
              1,000  Cambrex Corp.                                                                           55,938
              1,500  (a)Carbide/Graphite Group, Inc.                                                         49,031
              2,600  Furon Co.                                                                               41,438
                900  Lone Star Industries, Inc.                                                              67,669
              1,200  (a)Lone Star Technologies, Inc.                                                         22,800
              3,200  Spartech Corp.                                                                          71,600
                     Total                                                                                  308,476
                     Consumer Durables--0.2%
              1,500  (a)Action Performance Companies, Inc.                                                   41,719
              1,900  (a)American Homestar Corporation                                                        40,375
                800  Carlisle Cos., Inc.                                                                     38,700
              1,800  (a)Dura Automotive Systems, Inc.                                                        65,250
              1,100  (a)Gentex Corp.                                                                         40,288
              3,100  (a)Helen of Troy Ltd.                                                                   59,288
              1,500  Oakwood Homes Corp.                                                                     40,781
              2,600  (a)Stanley Furniture Co. Inc.                                                           52,650
              1,100  (a)Toll Brothers, Inc.                                                                  28,325
                     Total                                                                                  407,376

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Small-CompanyStocks --continued
                     Consumer Non-Durables--0.1%
              1,300  (a)Blyth Industries, Inc.                                                         $     39,894
              2,100  (a)Nautica Enterprise, Inc.                                                             61,425
              1,500  (a)North Face, Inc.                                                                     37,219
              1,900  (a)Smithfield Foods, Inc.                                                               51,300
              1,000  (a)Suiza Foods Corp.                                                                    58,438
              2,100  Wolverine World Wide, Inc.                                                              51,844
                     Total                                                                                  300,120
                     Energy Minerals--0.1%
                800  Camco International, Inc.                                                               55,800
              4,100  (a)Comstock Resources, Inc.                                                             41,000
              1,700  (a)EEX Corp.                                                                            16,788
              1,200  (a)Tuboscope Inc.                                                                       27,150
              2,100  Vintage Petroleum, Inc.                                                                 38,063
                     Total                                                                                  178,801
      Finance--0.4%
              1,400  (a)Amresco, Inc.                                                                        47,250
                900  CMAC Investment Corp.                                                                   54,450
              1,200  City National Corp.                                                                     44,100
              2,300  Community First Bankshares, Inc.                                                        56,063
                920  (a)Delphi Financial Group, Inc., Class A                                                49,968
              2,100  (a)Delta Financial Corp.                                                                37,013
                700  Enhance Financial Services Group, Inc.                                                  45,588
                600  Executive Risk, Inc.                                                                    37,763
              1,100  (a)FIRSTPLUS Financial Group, Inc.                                                      43,863
              1,500  (a)FirstFed Financial Corp.                                                             73,594
              2,100  GBC Bancorp                                                                             60,113
              1,800  (a)Imperial Bancorp                                                                     52,650
              1,500  Mutual Risk Management Ltd.                                                             52,594
              2,650  North Fork Bancorp, Inc.                                                                63,766
              1,500  Sirrom Capital Corp.                                                                    39,938
              1,400  (a)Triad Guaranty, Inc.                                                                 46,200
              1,500  (a)United Rentals, Inc.                                                                 51,750

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Small-CompanyStocks --continued
                     Finance--continued
                800  Vesta Insurance Group, Inc.                                                       $     42,150
                     Total                                                                                  898,813
                     Health Care--0.3%
              1,800  (a)Access Health, Inc.                                                                  46,125
              1,600  (a)Alternative Living Services, Inc.                                                    43,400
              2,000  (a)Aurora Bioscences, Inc.                                                              15,125
              6,900  (a)Balanced Care Corp.                                                                  55,200
              1,000  (a)Curative Technologies, Inc.                                                          28,125
              1,500  (a)Genesis Health Ventures, Inc.                                                        37,969
              1,100  (a)Healthcare & Retirement Corp.                                                        42,556
              1,300  (a)Medicis Pharmaceutical Corp., Class A                                                53,056
                800  (a)Patterson Dental Co.                                                                 26,000
              1,600  (a)PharMerica, Inc.                                                                     19,502
              1,800  (a)Phycor, Inc.                                                                         30,375
              2,800  (a)Prime Medical Services                                                               29,400
              1,736  (a)Respironics, Inc.                                                                    28,536
              1,800  (a)Sybron International Corp.                                                           43,088
              1,100  (a)Universal Health Services, Inc., Class B                                             60,500
                     Total                                                                                  558,957
                     Producer Manufacturing--0.1%
              1,700  (a)AFC Cable Systems, Inc.                                                              57,375
              2,100  (a)Ballantyne of Omaha, Inc.                                                            38,456
                700  C&D Technologies, Inc.                                                                  39,200
              2,000  (a)Cable Design Technologies, Class A                                                   47,125
                800  (a)EVI, Inc.                                                                            40,000
              1,500  (a)Rayovac Corp.                                                                        31,500
              1,500  (a)SLI, Inc.                                                                            42,750
              2,100  (a)US Office Products Co.                                                               35,569
                     Total                                                                                  331,975
                     Retail Trade--0.2%
              1,200  (a)CDW Computer Centers, Inc.                                                           49,425
              2,400  Claire's Stores, Inc.                                                                   45,150

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Small-CompanyStocks --continued
                     Retail Trade--continued
                800  (a)Express Scripts, Inc., Class A                                                 $     61,550
              1,100  (a)Funco, Inc.                                                                          18,013
              1,100  (a)Mens Wearhouse, Inc.                                                                 46,888
                800  (a)Microage, Inc.                                                                       10,800
              1,400  (a)O'Reilly Automotive, Inc.                                                            45,500
              1,500  (a)Pacific Sunwear of California                                                        67,172
              1,900  (a)Pomeroy Computer Resources                                                           42,750
              1,400  (a)Proffitts, Inc.                                                                      54,950
              2,000  (a)Renters Choice, Inc.                                                                 53,250
              1,900  (a)Zale Corp.                                                                           58,781
                     Total                                                                                  554,229
     Services--0.4%
              1,700  (a)ABR Information Services, Inc.                                                       43,563
              1,300  (a)Allied Waste Industries, Inc.                                                        34,450
              2,100  (a)American Business Information, Class A                                               25,988
              2,100  (a)American Business Information, Class B                                               26,513
              1,900  (a)BARRA, Inc.                                                                          38,713
              1,800  (a)Billing Concepts Corp.                                                               41,850
              1,300  (a)Caribiner International, Inc.                                                        28,763
              1,500  (a)Daisytek International Corp.                                                         38,250
              1,500  (a)FactSet Research Systems                                                             48,656
              1,300  (a)Labor Ready, Inc.                                                                    43,956
              1,900  (a)Landrys Seafood Restaurants, Inc.                                                    43,047
              2,700  (a)Newpark Resources, Inc.                                                              49,106
              2,800  (a)Personnel Group of America, Inc.                                                     56,700
              2,600  (a)Prime Hospitality Corp.                                                              46,638
              3,400  (a)ProBusiness Services, Inc.                                                          123,888
              1,400  (a)Rural / Metro Corp.                                                                  33,075
                600  (a)Snyder Communications, Inc.                                                          24,188
              1,600  (a)StaffMark, Inc.                                                                      58,800
              1,600  (a)World Access, Inc.                                                                   50,200
                     Total                                                                                  856,344

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Small-CompanyStocks --continued
                     Technology--0.5%
              1,800  (a)ATMI, Inc.                                                                     $     32,625
              1,900  (a)Apex mPC Solutions, Inc.                                                             47,738
              3,700  (a)Applied Voice Technology, Inc.                                                       69,144
                500  (a)Aspect Development, Inc.                                                             28,594
              2,800  (a)Atlantic Data Services, Inc.                                                         36,750
              1,600  (a)Benchmark Electronics, Inc.                                                          32,300
              2,100  (a)CHS Electronics, Inc.                                                                41,738
              1,800  (a)Ciber, Inc.                                                                          57,713
              1,000  (a)Comverse Technology, Inc.                                                            49,969
              2,450  (a)Cybex Computer Products Corp.                                                        56,350
              2,200  (a)Cymer, Inc.                                                                          41,869
              2,600  (a)DSP Group, Inc.                                                                      51,025
              1,200  (a)Ducommun, Inc.                                                                       38,550
              1,200  (a)Eltron International, Inc.                                                           26,400
                600  (a)Etec Systems, Inc.                                                                   21,938
              1,200  (a)HADCO Corp.                                                                          38,550
              1,400  (a)Integrated Circuit System, Inc.                                                      19,294
              2,000  (a)MRV Communications, Inc.                                                             46,500
              2,900  (a)Mastech Corp.                                                                        54,828
              1,500  (a)Micrel, Inc.                                                                         46,922
              1,000  (a)Microchip Technology, Inc.                                                           24,500
                800  (a)Orbotech, Ltd.                                                                       26,400
              1,500  (a)Qlogic Corp.                                                                         60,750
              1,200  (a)RELTEC Corp.                                                                         44,100
              1,800  (a)SS&C Technologies, Inc.                                                              29,700
                700  (a)Sanmina Corp.                                                                        54,513
              1,600  (a)Smart Modular Technologies, Inc.                                                     21,900
              1,000  (a)Transaction Systems Architects, Inc., Class A                                        40,500
                700  (a)Vitesse Semiconductor Corp.                                                          17,938
                     Total                                                                                1,159,098
                     Transportation--0.1%
                700  Airlines Express International Corp.                                                    18,069

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Small-CompanyStocks --continued
                     Transportation--continued
              1,100  Comair Holdings, Inc.                                                             $     29,288
                600  Expeditors International Washington, Inc.                                               24,000
                500  (a)Heartland Express, Inc.                                                              10,938
                500  USFreightways Corp.                                                                     15,750
                875  Werner Enterprises, Inc.                                                                16,625
                     Total                                                                                  114,670
    Utilities--0.1%
                300  Central Hudson Gas & Electric Service                                                   13,106
                200  Cilcorp, Inc.                                                                            8,813
                400  Commonwealth Energy System                                                              15,200
                700  K N Energy, Inc.                                                                        37,888
                300  New Jersey Resources Corp.                                                              10,781
                500  Piedmont Natural Gas, Inc.                                                              15,844
              1,200  (a)Premiere Technologies, Inc.                                                          28,650
                500  Sierra Pacific Resources                                                                17,156
              1,300  (a)Transaction Network Services, Inc.                                                   26,488
                400  WICOR, Inc.                                                                             18,300
                     Total                                                                                  192,226
                     Total Small-Company Stocks                                                           5,861,085
                     Utility Stocks--5.5%
                     Electric Utilities: Central--0.9%
              6,000  Ameren Corp.                                                                           234,750
             14,900  CMS Energy Corp.                                                                       649,081
              9,900  Cinergy Corp.                                                                          319,894
             19,950  DPL, Inc.                                                                              344,138
             20,200  NIPSCO Industries, Inc.                                                                542,875
                     Total                                                                                2,090,738
                     Electric Utilities: East--0.3%
             11,000  DQE, Inc.                                                                              361,625
              8,000  Public Service Enterprises Group, Inc.                                                 264,500
                     Total                                                                                  626,125

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
                                                                                                         in U.S.
Shares                                                                                                   Dollars
                     Stocks--continued
                     Utility Stocks--continued
                     Electric Utilities: South--1.7%
              5,800  Dominion Resources, Inc.                                                          $    230,188
             11,100  Duke Energy Corp.                                                                      639,638
             12,900  Entergy Corp.                                                                          339,431
             10,400  FPL Group, Inc.                                                                        638,950
             14,200  Houston Industries, Inc.                                                               406,475
              8,400  SCANA Corp.                                                                            242,025
             19,900  Southern Co.                                                                           528,594
             13,400  TECO Energy, Inc.                                                                      350,913
             14,600  Texas Utilities Co.                                                                    576,700
                     Total                                                                                3,952,914
                     Electric Utilities: West--0.9%
              8,000  Montana Power Co.                                                                      290,000
              5,100  New Century Energies, Inc.                                                             234,600
             11,900  P G & E Corp.                                                                          374,850
             19,800  Pacificorp                                                                             456,638
             11,900  Pinnacle West Capital Corp.                                                            534,756
              8,400  Puget Sound Energy, Inc.                                                               219,450
                     Total                                                                                2,110,294
                     Natural Gas Distribution--0.6%
              6,000  Consolidated Natural Gas Co.                                                           339,375
             15,500  MCN Corp.                                                                              558,000
             10,000  Pacific Enterprises                                                                    380,625
                     Total                                                                                1,278,000
                     Oil/Gas Transmission--1.1%
              3,100  Columbia Gas System, Inc.                                                              261,563
             16,000  El Paso Natural Gas                                                                    618,000
             14,900  Enron Corp.                                                                            746,863
              7,900  Sonat, Inc.                                                                            309,581
             17,000  Williams Companies, Inc.                                                               551,438
                     Total                                                                                2,487,445
                     Total Utility Stocks                                                                12,545,516


                                             Federated Managed Growth And Income Fund

                                                                                                          Value
     Shares or                                                                                           in U.S.
       Units                                                                                             Dollars
                     Stocks--continued
                     Foreign Equity--2.5%
    Argentina--0.0%
              1,900  (a)Banco Rio de la Plata SA, ADR                                                  $     22,800
    Australia--0.0%
             12,200  Austrim Ltd                                                                             23,456
             15,000  Woolworth's Ltd.                                                                        51,572
                     Total                                                                                   75,028
      Belgium--0.0%
              1,200  (a)Global TeleSystems Group, Inc., ADR                                                  45,975
       Brazil--0.0%
            473,598  Companhia Energetica de Minas Gerais, Preference                                        15,648
      Croatia--0.0%
              1,200  (a)Pliva D.D., GDR, 144A                                                                19,740
      Finland--0.1%
              5,000  Finnair                                                                                 51,629
                700  OY Nokia AB, ADR, Class A                                                               45,456
                480  Sampo Insurance Co. Ltd., Class A                                                       22,304
                     Total                                                                                  119,389
       France--0.5%
                821  AXA                                                                                     93,448
                600  Alcatel Alsthom                                                                        128,364
              1,500  Assurances Generales de France                                                          92,512
                650  Banque Nationale de Paris                                                               55,516
                320  Compagnie de Saint Gobain                                                               63,112
              2,500  Dassault Systemes SA                                                                   116,580
                310  Elf Aquitaine SA                                                                        43,057
                330  Groupe Danon BSN SA                                                                     88,857
                250  Guyenne Et Gascogne                                                                     93,599
                200  Rexel                                                                                   83,537
              1,000  (a)SGS-Thomas Microelectronics N.V. (NY Reg Shs)                                        77,375
                400  Societe Generale, Paris                                                                 79,224
              1,000  Thomson-CSF                                                                             40,448
                560  TOTAL SA-B                                                                              69,544
                     Total                                                                                1,125,173

                                             Federated Managed Growth And Income Fund

                                                                                                          Value
     Shares or                                                                                           in U.S.
       Units                                                                                             Dollars
                     Stocks--continued
                     Foreign Equity--continued
      Germany--0.3%
                 50  Bayerische Motoren Werke AG                                                       $     52,907
                 10  Bayerische Motoren Werke AG, New Share                                                  10,453
              1,100  BHF-BANK                                                                                45,128
              1,200  DEUTSCHE BANK, AG                                                                      103,304
              2,225  DRESDNER BANK AG, FRANKFURT                                                            125,076
                160  HOLZMANN (PHILIPP)                                                                      44,209
                100  MANNESMANN AG                                                                           97,800
              2,400  SKW TROSTBERG                                                                           97,520
                700  TARKETT SOMMER AG                                                                       27,463
                 60  VOLKSWAGEN AG                                                                           48,659
                     Total                                                                                  652,519
    Hong Kong--0.1%
             11,000  Cheung Kong                                                                             59,479
                839  HSBC Holdings PLC                                                                       20,355
             16,000  Henderson Land Development Co. Ltd.                                                     56,575
             23,000  (a)New World Development Co. Ltd.                                                       54,317
                     Total                                                                                  190,726
        Italy--0.2%
              2,200  Assicurazioni Generali                                                                  70,705
             22,000  Banca di Roma                                                                           45,364
              9,000  Banca Commerciale Italiana                                                              53,140
              8,000  Credito Italiano Ord                                                                    44,619
              6,400  Eni                                                                                     45,251
             12,000  Italgas                                                                                 55,290
              6,000  Mondadori Ord                                                                           73,379
             12,000  Telecom Italia SPA                                                                      90,683
                     Total                                                                                  478,431
Japan--0.2%
                 20  Circle K Japan Co. Ltd.                                                                    735
              7,000  Fujitsu Ltd.                                                                            80,367
              1,000  Ito-Yokado Co., Ltd.                                                                    49,823
              6,000  Mitsubishi Estate Co. Ltd.                                                              52,726

                                             Federated Managed Growth And Income Fund

                                                                                                          Value
     Shares or                                                                                           in U.S.
       Units                                                                                             Dollars
                     Stocks--continued
                     Foreign Equity--continued
                     Japan--continued
                  2  NTT Data Communications Systems Co.                                               $     80,295
                  8  Nippon Telegraph & Telephone Corp.                                                      65,853
              1,000  Orix Corp                                                                               65,059
              1,000  Sony Corp.                                                                              84,483
              3,100  Tokyo Electric Power Co.                                                                59,318
                     Total                                                                                  538,659
                     Netherlands--0.2%
              1,823  ABN-Amro Holdings NV                                                                    44,155
              1,433  ING GROEP, NV                                                                           98,405
              1,400  KONINKLIJKE AHOLD NV                                                                    44,206
                711  KONINKLIJKE PTT NEDERLAND NV                                                            39,739
                 80  ORDINA BEHEER NV                                                                           101
              2,000  ORDINA BEHEER NV                                                                        67,328
                343  WOLTERS KLUWER NV                                                                       48,183
                     Total                                                                                  342,117
       Norway--0.0%
             10,000  Christiania Bank                                                                        42,867
                850  Transocean Offshore, Inc.                                                               41,916
                     Total                                                                                   84,783
     Portugal--0.0%
              1,000  BPI-SGPS S.A.                                                                           40,515
                     South Korea--0.0%
                870  Pohang Iron and Steel Co. Ltd.                                                          35,302
        Spain--0.1%
                360  (a)Azucarera Ebro Agricolas, SA                                                          9,288
                660  Banco Popular Espanol                                                                   52,347
              2,760  Endesa SA                                                                               66,109
              1,200  Iberdrola SA                                                                            19,795
              1,200  Repsol SA                                                                               66,671
              2,378  Telefonica SA                                                                          106,229
                     Total                                                                                  320,439

                                             Federated Managed Growth And Income Fund

                                                                                                          Value
     Shares or                                                                                           in U.S.
       Units                                                                                             Dollars
                     Stocks--continued
                     Foreign Equity--continued
       Sweden--0.1%
              2,000  Celsius B                                                                         $     51,804
              3,000  Skand Enskilda BKN, Class A                                                             49,953
                     Total                                                                                  101,757
                     Switzerland--0.2%
                 40  Baloise Holdings-REG                                                                    95,174
                 35  Nestle SA                                                                               74,961
                 58  Novartis AG--REG                                                                        98,187
                  6  Roche Holding AG--GENUSS                                                                61,701
                 40  UBS--Union Bank of Switzerland--BEARER                                                  67,229
                     Total                                                                                  397,252
                     United Kingdom--0.5%
              4,500  Allied Domecq PLC                                                                       44,871
              2,752  Barclays PLC                                                                            73,446
             10,976  British Aerospace PLC                                                                   97,344
              3,147  British Petroleum Co. PLC                                                               46,210
              2,000  British-Borneo Petroleum Syndicate PLC                                                  12,576
              3,000  Commercial Union PLC                                                                    54,536
              6,500  Croda International                                                                     48,942
              3,879  EMI Group PLC                                                                           32,818
              6,560  General Electric Co. PLC                                                                53,787
              1,800  Glaxo Wellcome PLC                                                                      48,450
              7,619  Guardian Royal Exchange PLC                                                             48,408
              8,000  (a)Guardian Royal Exchange PLC, Class B                                                  2,613
              6,500  Lasmo                                                                                   30,788
              2,000  National Westminster Bank, PLC, London                                                  36,553
              3,500  Prudential Corp. PLC                                                                    46,533
              3,700  Reed International PLC                                                                  34,295
             13,133  ROLLS-ROYCE                                                                             62,581
              9,500  SECURICOR PLC                                                                           71,841
              3,326  SIEBE PLC                                                                               83,387
              3,305  SMITHKLINE BEECHAM PLC                                                                  35,816
              6,042  VODAFONE GROUP PLC                                                                      66,414

                                             Federated Managed Growth And Income Fund

     Shares ,
     Units or                                                                                             Value
     Principal                                                                                           in U.S.
      Amount                                                                                             Dollars
                     Stocks--continued
                     Foreign Equity--continued
                     United Kingdom--continued
              2,540  Zeneca Group                                                                      $    103,258
                     Total                                                                                1,135,467
                     Total Foreign Equity                                                                 5,741,720
                     Total Stocks (identified cost $69,191,886)                                          85,474,913
       Bonds--64.5%
                     Treasury and Government Securities--31.7%
                     (b)Repurchase Agreements--8.9%
     $   13,435,000  BT Securities Corp., 5.570%, dated 5/29/1998, due 6/1/1998                          13,435,000
          2,522,000  (c)Goldman Sachs Group, LP, 5.480%, dated 4/17/1998, due 6/10/1998                   2,522,000
          2,213,000  (c)Goldman Sachs Group, LP, 5.490%, dated 5/6/1998, due 6/10/1998                    2,213,000
          2,000,000  (c)Morgan Stanley Group, Inc., 5.500%, dated 5/11/1998, due 6/10/1998                2,000,000
                     Total (at amortized cost)                                                           20,170,000
                     U.S. Treasury Securities--22.8%
          5,000,000  United States Treasury Bill, 6/18/1998                                               4,990,700
          2,500,000  United States Treasury Bill, 6/25/1998                                               2,493,100
          3,105,000  United States Treasury Bond, 6.125%, 11/15/2027                                      3,245,222
          5,355,000  United States Treasury Bond, 8.125%, 5/15/2021                                       6,830,356
          1,100,000  United States Treasury Note, 7.250%, 5/15/2004                                       1,190,123
         13,398,000  United States Treasury Note, 5.750%, 8/15/2003                                      13,504,112
          3,110,000  United States Treasury Note, 6.500%, 10/15/2006                                      3,278,220
         15,300,000  United States Treasury Note, 6.625%, 5/15/2007                                      16,303,221
                     Total                                                                               51,835,054
                     Total Treasury and Government Securities                                            72,005,054
                     Mortgage-Backed Securities--13.9%
                     Government Agency--13.9%
            421,433  Federal Home Loan Mortgage Corp. 9.000%, 5/1/2017                                      449,353
            287,312  Federal Home Loan Mortgage Corp., 7.500%, 5/1/2024                                     296,828
            853,357  Federal Home Loan Mortgage Corp., 7.500%, 12/1/2022                                    882,422
            205,189  Federal Home Loan Mortgage Corp., 7.000%, 7/1/2024                                     209,869
          1,436,290  Federal Home Loan Mortgage Corp., 7.500%, 6/1/2026                                   1,478,933
            237,108  Federal Home Loan Mortgage Corp., 8.000%, 11/1/2009                                    245,183

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
     Principal                                                                                           in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Mortgage-Backed Securities--continued
                     Government Agency--continued
     $    1,551,528  Federal Home Loan Mortgage Corp., 6.500, 3/1/2011                                 $  1,563,645
            224,383  Federal Home Loan Mortgage Corp., 7.000%, 4/1/2009                                     229,292
            476,031  Federal Home Loan Mortgage Corp., 7.000%, 4/1/2009                                     486,446
            440,923  Federal Home Loan Mortgage Corp., 6.500, 5/1/2011                                      444,366
          2,000,000  (d)Federal Home Loan Mortgage Corp., 6.500%, TBA                                     1,990,000
          2,522,000  (d)Federal Home Loan Mortgage Corp., 7.000%, TBA                                     2,563,462
            563,567  Federal National Mortgage Association, 7.500%, 9/1/2009                                580,823
            406,253  Federal National Mortgage Association, 7.000%, 7/1/2024                                414,378
            106,181  Federal National Mortgage Association, 7.500%, 6/1/2009                                109,432
             88,004  Federal National Mortgage Association, 8.500%, 2/1/2025                                 92,321
            800,860  Federal National Mortgage Association, 6.500%, 9/1/2025                                798,858
            490,906  Federal National Mortgage Association, 6.500%, 7/1/2026                                489,374
          2,385,770  Federal National Mortgage Association, 8.000%, 5/1/2027                              2,482,084
            851,621  Federal National Mortgage Association, 6.500, 3/1/2028                                 846,299
          1,494,820  Federal National Mortgage Association, 6.000%, 4/1/2013                              1,477,062
          1,363,000  (d)Federal National Mortgage Association, 7.000%, TBA                                1,382,586
            850,000  (d)Federal National Mortgage Association, 7.500%, TBA                                  874,973
            975,865  Government National Mortgage Association, 8.500%, 10/15/2022                         1,033,811
            784,501  Government National Mortgage Association, 6.500%, 1/15/2024                            785,238
            712,999  Government National Mortgage Association, 8.000%, 11/15/2024                           743,081
             98,458  Government National Mortgage Association, 9.500%, 12/15/2025                           107,411
            762,660  Government National Mortgage Association, 7.500%, 12/15/2027                           785,776
            212,733  Government National Mortgage Association, 7.000%, 8/15/2024                            216,588
          2,543,097  Government National Mortgage Association, 7.000%, 10/15/2027                         2,583,634
          1,718,455  Government National Mortgage Association, 7.500%, 12/15/2027                         1,770,541
            502,605  Government National Mortgage Association, 7.000%, 2/15/2028                            510,300
            997,059  Government National Mortgage Association, 7.000%, 11/15/2024                         1,015,126
          1,548,068  Government National Mortgage Association, 8.000%, 9/15/2017                          1,630,797
                     Total Mortgage-Backed Securities                                                    31,570,292

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
     Principal                                                                                           in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Investment Grade Bonds--10.9%
                     Aerospace & Defense--0.3%
     $      350,000  McDonnell Douglas Finance, Medium Term Note, 6.375%, 7/15/1999                    $    352,454
            250,000  McDonnell Douglas Finance, Note, 9.400%, 10/15/2001                                    263,125
                     Total                                                                                  615,579
                     Automobile--0.6%
            825,000  Arvin Industries, Inc., Note, 6.750%, 3/15/2008                                        826,775
            600,000  Dana Corp., Note, 7.000%, 3/15/2028                                                    613,158
                     Total                                                                                1,439,933
      Banking--1.0%
            100,000  City National Bank, Sub. Note, 6.375%, 1/15/2008                                        99,459
            250,000  Crestar Financial Corp, Sub. Note, 8.750%, 11/15/2004                                  283,040
            400,000  (e)Den Danske Bank, Note, 7.400% 6/15/2010                                             420,776
            300,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                  327,351
            285,000  PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                                         295,619
            400,000  Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                         431,496
            400,000  (e)Swedbank, Sub., 7.500% 11/29/2049                                                   412,372
                     Total                                                                                2,270,113
                     Beverage & Tobacco--0.2%
            150,000  Philip Morris Cos., Inc., Deb., 6.000%, 7/15/2001                                      148,268
            350,000  Phillip Morris Cos., Inc., Deb., 9.250%, 2/15/2000                                     367,014
                     Total                                                                                  515,282
                     Broadcast Radio & TV--0.1%
            250,000  SCI Television, Sr. Secd. Note, 11.000%, 6/30/2005                                     253,620
                     Cable Television--0.6%
            350,000  Continental Cablevision, Sr. Note, 8.500%, 9/15/2001                                   374,906
          1,000,000  TKR Cable Inc., 10.500%, 10/30/2007                                                  1,108,630
                     Total                                                                                1,483,536
                     Chemicals & Plastics--0.2%
            450,000  (e)Bayer Corp., Deb., 6.500%, 10/1/2002                                                460,148
                     Ecological Services & Equipment--0.1%
            275,000  Waste Management, Deb., 8.750%, 5/1/2018                                               313,264

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
     Principal                                                                                           in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Investment Grade Bonds--continued
    Education--0.2%
     $      375,000  Boston University, 7.625%, 7/15/2097                                              $    433,227
                     Electronics--0.1%
            300,000  Harris Corp, Deb., 10.375%, 12/1/2018                                                  321,426
                     Finance--Automotive--0.5%
            700,000  Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001                                     712,397
            350,000  GMAC, Medium Term Note, 7.500%, 5/25/2000                                              360,374
                     Total                                                                                1,072,771
                     Finance--Retail--0.1%
            150,000  Household Finance, Deb., 6.450%, 2/1/2009                                              149,624
                     Financial Intermediaries--1.3%
            400,000  DLJ, Note, 6.875%, 11/1/2005                                                           411,284
            400,000  Green Tree Financial Corp, Sr. Sub. Note, 10.250%, 6/1/2002                            445,244
            400,000  Lehman Brothers Holdings Inc, Note, 6.900%, 1/29/2001                                  407,624
            300,000  Lehman Brothers Holding, Bond, 6.200%, 1/15/2002                                       300,261
            300,000  Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                                318,342
            505,000  Salomon, Inc., 7.000%, 5/15/2000                                                       514,479
            225,000  Salomon, Inc., Note, 7.200%, 2/1/2004                                                  234,992
            346,113  (e)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.910%, 9/1/2013                 357,873
                     Total                                                                                2,990,099
                     Forest Products--0.3%
            650,000  Quno Corp., Sr. Note, 9.125%, 5/15/2005                                                709,566
                     Government Agency--0.1%
            250,000  Federal National Mortgage Association, 7.430%, 8/4/2005                                250,880
    Insurance--1.6%
            250,000  AFC Capital Trust I, Bond, 8.207%, 2/3/2027                                            285,805
            350,000  Conseco, Inc., Sr. Note, 10.500%, 12/15/2004                                           421,197
            845,000  Continental Corp, Note, 8.250%, 4/15/1999                                              861,875
            350,000  NAC Re Corp, Note, 8.000%, 6/15/1999                                                   357,242
            600,000  Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                          623,254
            250,000  Sunamerica Inc, Medium Term Note, 7.340%, 8/30/2005                                    266,596
            425,000  Sunamerica, Inc., Sr. Note, 9.000%, 1/15/1999                                          433,237

                                             Federated Managed Growth And Income Fund
                                                                                                          Value
     Principal                                                                                           in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Investment Grade Bonds--continued
                     Insurance--continued
     $      250,000  USF&G Corp., Company Guarantee, 8.470%, 1/10/2027                                 $    283,998
                     Total                                                                                3,533,204
                     Leisure & Entertainment--0.2%
            350,000  Viacom, Inc., Sr. Note, 7.750%, 6/1/2005                                               374,287
                     Metals & Mining--0.3%
            150,000  Barrick Gold Corp., Deb., 7.500%, 5/1/2007                                             159,615
            450,000  Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                                         488,597
Total                648,212
    Oil & Gas--0.2%
            350,000  USX Corp., Note, 6.375%, 7/15/1998                                                     350,763
                     Pharmaceutical--0.3%
            750,000  American Home Products Corp., Note, 7.700%, 2/15/2000                                  771,458
Retailers--0.7%
            450,000  Harcourt General, Sr. Deb., 7.200%, 8/1/2027                                           456,849
            400,000  May Department Stores, Deb., 8.125%, 8/15/2035                                         448,032
            750,000  Sears, Roebuck & Co., Medium Term Note, 7.320%, 4/24/2000                              768,375
                     Total                                                                                1,673,256
     Services--0.4%
            250,000  Loewen Group Int'l, Sr. Note, 8.250%, 4/15/2003                                        265,845
            600,000  Service Corp. Int'l, Note, 6.500%, 3/15/2008                                           605,472
                     Total                                                                                  871,317
    Sovereign--0.2%
            400,000  Export-Import Bank Korea, Note, 6.500%, 5/15/2000                                      373,723
                     Sovereign Government--0.7%
            360,000  Quebec, Province of, Deb., 9.125%, 8/22/2001                                           389,700
            750,000  Republic Of South Africa, Global Bond Deb., 9.625%, 12/15/1999                         780,465
            400,000  Republic of Colombia, Note, 7.250%, 2/15/2003                                          383,500
                     Total                                                                                1,553,665
                     Surface Transportation--0.1%
            225,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.250%, 7/1/2004                          254,009

                                             Federated Managed Growth And Income Fund
     Principal
     Amount or
      Foreign                                                                                             Value
   Currency Par                                                                                          in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Investment Grade Bonds--continued
                     Technology Services--0.2%
     $        4,600  Microsoft Corp., Conv. Pfd., Series A, $2.196                                     $    429,525
    Utilities--0.3%
            200,000  Duke Power Co., 1st Mtg. Note, 7.000%, 9/1/2005                                        205,854
            250,000  Enersis SA, Note, 7.400%, 12/1/2016                                                    246,790
            200,000  Gulf States Util, FMB, 6.750%, 10/1/1998                                               200,416
                     Total                                                                                  653,060
                     Total Investment Grade Bonds                                                        24,765,547
                     High Yield Bonds--2.9%
            673,574  (f)The High Yield Bond Portfolio                                                     6,675,120
                     Foreign Bonds--5.1%
                     Australian Dollar--0.1%
            315,000  Federal National Mortgage Association, 6.500%, 7/10/2002                               205,406
            128,000  Queensland Treas-Global, Local Government Guarantee, Deb., 10.500%, 5/15/2003           97,875
             25,000  West Aust T Corp, Local Government Guarantee, 8.000%, 7/15/2003                         17,543
                     Total                                                                                  320,824
                     Belgian Franc--0.1%
          2,112,000  Belgian Govt., Bond, 6.500%, 3/31/2005                                                  62,952
          6,000,000  Belgium Kingdom, 7.750%, 10/15/2004                                                    189,312
                     Total                                                                                  252,264
                     Canadian Dollar--0.3%
            290,000  Canada Government, Deb., 6.500%, 6/1/2004                                              211,535
            375,000  Ontario Hydro, 9.000%, 6/24/2002                                                       290,857
            254,000  Ontario Hydro, Bond, 7.750%, 11/3/2005                                                 198,421
                     Total                                                                                  700,813
                     Danish Krone--0.2%
          1,844,000  Denmark--Bullet, Bond, 8.000%, 3/15/2006                                               322,664
          1,200,000  Denmark, 8.000%, 5/15/2003                                                             201,327
                     Total                                                                                  523,991

                                             Federated Managed Growth And Income Fund
      Foreign                                                                                             Value
   Currency Par                                                                                          in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Foreign Bonds--continued
                     French Franc--0.0%
                500  France O.A.T., BOND, 7.500%, 4/25/2005                                            $        639
                     Deutsche Mark--1.4%
            137,000  DG-HYPBK 5.750%, 1/22/2007                                                              80,776
            450,000  Depfa-Bank, 5.500%, 1/15/2013                                                          257,352
            188,000  Deutschland Republic, Deb., 6.250%, 1/4/2024                                           117,315
            562,000  European Investment Bank, 5.000%, 4/15/2008                                            618,376
            350,000  KFW International Finance, Bank Guarantee, 6.750%, 6/20/2005                           217,861
            730,000  Republic of Austria, Unsub., 6.500%, 1/10/2024                                         462,732
            280,000  Tennessee Valley Authority--Global Bond, 6.375%, 9/18/2006                             171,131
          1,100,000  Treuhandanstalt, 7.750%, 10/1/2002                                                     694,802
            744,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                           459,889
                     Total                                                                                3,080,234
                     Greek Drachma--0.3%
        130,000,000  Hellenic Republic, Bond, 8.800%, 6/19/2007                                             452,600
         34,000,000  Hellenic Republic, FRN 10/23/2003                                                      112,850
                     Total                                                                                  565,450
                     Hungarian Forint--0.0%
         19,600,000  Hungary Govt, Bond, 14.000%, 12/12/2002                                                 86,264
                     Italian Lira--0.5%
        110,000,000  Btps, Bond, 10.500%, 11/1/2000                                                          70,905
        520,000,000  Btps, Deb., 12.000%, 5/18/1999                                                         314,928
      1,040,000,000  Buoni Poliennali Del Tes, 9.500%, 1/1/2005                                             740,542
         90,000,000  Buoni Poliennali Del Tes, Deb., 12.000%, 1/01/2002                                      63,256
                     Total                                                                                1,189,631
                     Japanese Yen--0.5%
         65,000,000  Export-IMPORT BANK JAPAN, 4.375%, 10/1/2003                                            548,433
         42,000,000  INTERAMERICAN DEVELOPMENT, DEB., 7.250%, 5/15/2000                                     342,535
         33,000,000  KFW INTERNATIONAL FINANCE, 6.000%, 11/29/1999                                          257,823
                     Total                                                                                1,148,791
                     Mexican Peso--0.0%
             95,000  Mexican Cetes, 2/11/1999                                                                93,384

                                             Federated Managed Growth And Income Fund
      Foreign                                                                                             Value
   Currency Par                                                                                          in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Foreign Bonds--continued
                     Netherlands Guilder--0.3%
             70,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                        $     37,906
             30,000  Bank Ned Gemeenten, Bond, 7.750%, 12/20/2004                                            17,275
             90,000  LKB-GLOBAL BOND, BANK GUARANTEE, 6.000%, 1/25/2006                                      53,720
            700,000  NETHERLANDS GOVERNMENT, 5.750%, 1/15/2004                                              367,917
            210,000  NETHERLANDS GOVERNMENT, 6.000%, 1/15/2006                                              112,516
                     Total                                                                                  589,334
                     New Zealand Dollar--0.1%
            143,000  New Zealand Government, 8.000%, 2/15/2001                                               78,290
            105,000  New Zealand Government, Bond, 8.000%, 7/15/1998                                         56,220
                     Total                                                                                  134,510
                     Norwegian Krone--0.2%
            800,000  NGB Bond, 9.000%, 1/31/1999                                                            108,848
            585,000  Norwegian Government, 5.500%, 5/15/2009                                                 77,196
            630,000  Norwegian Government, Bond, 7.000%, 5/31/2001                                           87,566
            473,000  Norwegian Govt., Foreign Gov't. Guarantee, 5.750%, 11/30/2004                           63,817
                     Total                                                                                  337,427
                     Polish Zloty--0.1%
            585,000  Poland Govt Bond, 12.000%, 6/12/2003                                                   139,505
                     South African Rand--0.0%
            440,000  Republic of South Africa, Bond, 12.500%, 12/21/2006                                     79,000
                     Spanish Peseta--0.3%
         40,000,000  Spanish Government, 10.000%, 2/28/2005                                                 340,561
         34,600,000  Spanish Govt, Bond, 8.800%, 4/30/2006                                                  284,585
          6,480,000  Spanish Govt., Deb., 10.100%, 2/28/2001                                                 48,937
                     Total                                                                                  674,083
                     Swedish Krona--0.2%
          1,000,000  Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551, 7.500%, 3/17/1999             130,341
          2,300,000  Sweden, 6.000%, 2/9/2005                                                               311,575
            600,000  Sweden, Deb., 13.000%, 6/15/2001                                                        94,319
                     Total                                                                                  536,235

                                             Federated Managed Growth And Income Fund
      Foreign                                                                                             Value
   Currency Par                                                                                          in U.S.
      Amount                                                                                             Dollars
                     Bonds--continued
                     Foreign Bonds--continued
                     United Kingdom Pound--0.5%
            127,000  British Gas PLC, 8.875%, 7/8/2008                                                 $    242,303
            108,000  UK TREASURY, DEB., 8.500%, 12/7/2005                                                   204,840
            365,000  UK CONVERSION, 9.000%, 3/3/2000                                                        618,511
                     Total                                                                                1,065,654
                     Total Foreign Bonds                                                                 11,518,033
                     Total Bonds (identified cost $144,570,145)                                         146,534,046
                     Total Investments (identified cost $213,762,031) (g)                              $232,008,959

* The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open futures contracts is $7,362,900 at May 31, 1998, which represents 3.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to stocks is 40.8%, and the increased total exposure to small company stocks is 5.8%.

(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) These securities are subject to dollar roll transactions.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998, these securities amounted to $1,651,169 which represents 0.7% of total net assets.

(f) The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds.

(g) The cost of investments for federal tax purposes amounts to $213,762,031. The net unrealized appreciation of investments on a federal tax basis amounts to $18,246,928 which is comprised of $21,061,878 appreciation and $2,814,950 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($227,376,942) at May 31, 1998.

The following acronyms are used throughout this portfolio: ADR --American Depositary Receipt FRN --Floating Rate Note GDR --Global Depository Receipt LP --Limited Partnership PLC --Public Limited Company SA --Support Agreement SPA --Standby Purchase Agreement TBA --To Be Announced

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                    Federated Managed Growth and Income Fund

                            May 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $213,762,031)                            $232,008,959
Cash                                                                                                           2,565,951
Cash denominated in foreign currencies (at identified cost $121,867)                                             121,126
Income receivable                                                                                              1,616,641
Receivable for investments sold                                                                                1,582,279
Receivable for shares sold                                                                                       191,399
Net receivable for foreign currency exchange contracts purchased and sold                                            116
Deferred organizational costs                                                                                     22,234
Other assets                                                                                                      14,312
Total assets                                                                                                 238,123,017
Liabilities:
Payable for investments purchased                                                  $  8,061,242
Payable for dollar roll transactions                                                  2,549,627
Payable for taxes withheld                                                                4,655
Payable for daily variation margin                                                       66,825
Accrued expenses                                                                         63,726
 Total liabilities                                                                                            10,746,075
Net Assets for 19,121,130 shares outstanding                                                                $227,376,942
Net Assets Consist of:
Paid in capital $203,283,566 Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency 17,999,990 Accumulated net realized gain on investments, foreign currency transactions, and futures contracts 4,940,736 Undistributed net investment income 1,152,650
 Total Net Assets                                                                                           $227,376,942
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$172,376,447 O 14,492,256 shares outstanding                                                                      $11.89
Select Shares:
$55,000,495 O 4,628,874 shares outstanding                                                                        $11.88

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                    Federated Managed Growth and Income Fund

                   Six Months Ended May 31, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $7,249)                                                  $   887,391
Interest (net of dollar roll expense of $79,766 and foreign taxes
  withheld of $3,054)                                                                                  4,428,361
 Total income                                                                                          5,315,752
Expenses:
Investment advisory fee                                                              $   829,959
Administrative personnel and services fee                                                 83,439
Custodian fees                                                                            38,462
Transfer and dividend disbursing agent fees and expenses                                  65,432
Directors'/Trustees' fees                                                                  2,608
Auditing fees                                                                              9,709
Legal fees                                                                                 2,003
Portfolio accounting fees                                                                 38,385
Distribution services fee--Select Shares                                                 190,760
Shareholder services fee--Institutional Shares                                           213,067
Shareholder services fee--Select Shares                                                   63,587
Share registration costs                                                                  20,891
Printing and postage                                                                      25,905
Insurance premiums                                                                         2,124
Taxes                                                                                      1,705
Miscellaneous                                                                              9,859
 Total expenses                                                                        1,597,895
Waivers--
 Waiver of distribution services fee--Select Shares                     $   (63,587)
Waiver of shareholder services fee--Institutional Shares                   (170,453)
   Total waivers                                                           (234,040)
     Net expenses                                                         1,363,855
      Net investment income                                               3,951,897
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions 5,022,493 Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency 5,390,168
 Net realized and unrealized gain on investments and foreign currency                                 10,412,661
   Change in net assets resulting from operations                                                    $14,364,558

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                    Federated Managed Growth and Income Fund

                                                                                           Six Months
                                                                                              Ended
                                                                                           (unaudited)    Year Ended
                                                                                             May 31,     November 30,
                                                                                              1998           1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $  3,951,897   $  8,398,796
Net realized gain on investments and foreign currency transactions
($5,046,135 and $11,034,226, respectively, as computed for federal tax purposes)             5,022,493     10,949,153
Net change in unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                                                   5,390,168      2,187,689
 Change in net assets resulting from operations                                             14,364,558     21,535,638
Distributions to Shareholders--
Distributions from net investment income
 Institutional Shares                                                                       (3,325,457)    (6,945,797)
 Select Shares                                                                                (797,671)    (1,683,717)
Distributions from net realized gains on investments and foreign currency transactions
 Institutional Shares                                                                       (8,553,201)    (1,660,283)
 Select Shares                                                                              (2,485,155)      (461,933)
   Change in net assets resulting from distributions to shareholders                       (15,161,484)   (10,751,730)
Share Transactions--
Proceeds from sale of shares                                                                39,814,014     70,870,478
Net asset value of shares issued to shareholders in payment of distributions declared       10,197,397      6,401,094
Cost of shares redeemed                                                                    (34,064,340)   (76,711,981)
 Change in net assets resulting from share transactions                                     15,947,071        559,591
   Change in net assets                                                                     15,150,145     11,343,499
Net Assets:
Beginning of period                                                                        212,226,797    200,883,298
End of period (including undistributed net investment income of
$1,152,650 and $1,323,881, respectively)                                                  $227,376,942   $212,226,797

(See Notes which are an integral part of the Financial Statements)


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                                      May 31,                   Year Ended November 30,
                                                                       1998        1997       1996       1995      1994(a)
Net asset value, beginning of period                                  $  11.98   $  11.37   $  11.14   $   9.85   $ 10.00
Income from investment operations
Net investment income                                                     0.22       0.49       0.50       0.50      0.25
 Net realized and unrealized gain (loss) on investments and
 foreign currency                                                         0.54       0.74       0.41       1.28     (0.25)
 Total from investment operations                                         0.76       1.23       0.91       1.78      0.00
Less distributions
 Distributions from net investment income                                (0.23)     (0.50)     (0.52)     (0.49)    (0.15)
 Distributions from net realized gain on investments and foreign
 currency transactions                                                   (0.62)     (0.12)     (0.16)        --        --
 Total distributions                                                     (0.85)     (0.62)     (0.68)     (0.49)    (0.15)
Net asset value, end of period                                        $  11.89   $  11.98   $  11.37   $  11.14   $  9.85
Total return (b)                                                          6.74%     11.25%      8.54%     18.51%     0.02%
Ratios to average net assets
 Expenses                                                               1.07%*       1.05%      1.05%      1.00%   0.88%*
 Net investment income                                                  3.73%*       4.27%      4.72%      5.10%   5.07%*
 Expense waiver/reimbursement (c)                                       0.20%*       0.25%      0.31%      0.55%   0.59%*
Supplemental data
Net assets, end of period (000 omitted)                               $172,376   $164,728   $156,635   $103,715   $43,793
 Average commission rate paid (d)                                     $ 0.0271   $ 0.0078   $ 0.0043         --        --
 Portfolio turnover                                                         53%       130%       154%       157%      132%

*   Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


                      FINANCIAL HIGHLIGHTS--SELECT SHARES

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                                     May 31,            Year Ended November 30,
                                                                      1998        1997      1996      1995     1994(a)
Net asset value, beginning of period                                  $ 11.96   $ 11.36   $ 11.12   $  9.83   $ 10.00
Income from investment operations
 Net investment income                                                   0.18      0.40      0.43      0.37      0.21
 Net realized and unrealized gain (loss) on investments and
 foreign currency                                                        0.55      0.74      0.41      1.34     (0.25)
 Total from investment operations                                        0.73      1.14      0.84      1.71     (0.04)
Less distributions
 Distributions from net investment income                               (0.19)    (0.42)    (0.44)    (0.42)    (0.13)
Distributions from net realized gain on investments and foreign
currency transactions                                                   (0.62)    (0.12)    (0.16)       --        --
 Total distributions                                                    (0.81)    (0.54)    (0.60)    (0.42)    (0.13)
Net asset value, end of period                                        $ 11.88   $ 11.96   $ 11.36   $ 11.12   $  9.83
Total return (b)                                                         6.45%    10.41%     7.92%    17.76%    (0.40%)
Ratios to average net assets
 Expenses                                                              1.77%*      1.75%     1.75%     1.75%   1.64%*
 Net investment income                                                 3.04%*      3.51%     4.02%     4.37%   4.33%*
 Expense waiver/reimbursement (c)                                      0.25%*      0.30%     0.36%     0.55%   0.84%*
Supplemental data
 Net assets, end of period (000 omitted)                              $55,000   $47,499   $44,248   $24,787   $ 3,697
 Average commission rate paid (d)                                     $0.0271   $0.0078   $0.0043        --        --
 Portfolio turnover                                                        53%      130%      154%      157%      132%

*    Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                    Federated Managed Growth and Income Fund

                            May 31, 1998 (unaudited)

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth And Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1998, the Fund had realized gains/losses of $289,893 on future contracts.

At May 31, 1998, the Fund had outstanding futures contracts as set forth below:

                        Contracts to              Unrealized
Expiration Date       Deliver/Receive  Position  Depreciation

June 1998             27 S&P 500 Index   Long      $246,671

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1998, the Fund had outstanding foreign currency commitments as set forth below:

                                                       Foreign Currency                             Unrealized
                                           Settlement      Units to      In Exchange  Contracts at     Gain
Contracts Purchased:                          Date     Deliver/Receive       For         Value        (Loss)
Netherlands Guilder                            6/2/98        $    7,572     $ 13,772      $ 13,710       $  62
Contracts Sold:
Danish Krone                                   6/3/98           296,109       43,676        43,559        (117)
Pound Sterling                                 6/3/98            18,503       30,169        30,221          52
Mexican Peso                                   6/1/98         1,049,609      119,003       119,003          --
Swedish Krona                                  6/2/98           576,161       73,396        73,515         119
Net Gain on Foreign Exchange Contracts:                                                                  $ 116

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

     Security       Acquisition Date  Acquisition Cost
Bayer Corp.          3/21/96-4/17/96          $444,986
Den Danske Bank               1/7/98           420,928
Swedbank                      1/7/98           417,748
World Financial      11/18/96-1/7/98           350,891
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:
                                                                           Six Months Ended               Year Ended
                                                                             May 31, 1998             November 30, 1997
Institutional Shares                                                    Shares        Amount        Shares        Amount
Shares sold                                                            2,420,588   $ 28,222,747    4,487,267   $ 51,304,428
Shares issued to shareholders in payment of distributions declared       635,987      7,248,536      400,790      4,522,191
Shares redeemed                                                       (2,315,515)   (27,193,491)  (4,916,395)   (56,006,233)
 Net change resulting from Institutional Share transactions              741,060   $  8,277,792      (28,338)  $   (179,614)

Select Shares
Shares sold                                                              986,945   $ 11,591,267    1,716,458   $ 19,566,050
Shares issued to shareholders in payment of distributions declared       258,570      2,948,861      166,372      1,878,903
Shares redeemed                                                         (586,710)    (6,870,849)  (1,808,151)   (20,705,748)
 Net change resulting from Select Share transactions                     658,805   $  7,669,279       74,679   $    739,205
 Net change resulting from share transactions                          1,399,865   $ 15,947,071       46,341   $    559,591

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of daily net assets of the Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $86,568 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended May 31, 1998, the Fund expensed $40,828 of organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

Purchases                                          $115,670,079
Sales                                              $109,497,932

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1998, the diversification of industries was as follows:

                                    Percent of                                         Percent of
             Industry               Net Asset                 Industry                 Net Asset
Aerospace & Military Technology            0.1  Insurance                                     0.2
Agency                                     0.7  Machinery & Engineering                       0.1
Automobile                                 0.0  Merchandising                                 0.1
Banking                                    1.1  Metals & Mining                               0.1
Beverage & Tobacco                         0.0  Metals--Steel                                 0.0
Broadcasting & Publishing                  0.0  Miscellaneous Materials & Commodities         0.0
Chemicals                                  0.1  Publishing                                    0.0
Construction & Housing                     0.0  Real Estate                                   0.1
Data Processing & Reproduction             0.1  Recreation, Other Consumer Goods              0.0
Electrical & Electronics                   0.1  Sovereign                                     3.2
Electric Components, Instruments           0.0  Sovereign Government                          1.0
Energy Equipment & Services                0.0  State/Provincial                              0.0
Energy Sources                             0.1  Supranational                                 0.4
Finance                                    0.0  Technology                                    0.0
Financial Intermediaries                   0.2  Telecommunications                            0.3
Financial Services                         0.1  Utilities                                     0.1
Food & Household Products                  0.1  Utilities--Electrical &Gas                    0.1
Forest Products                            0.3  Wholesale & International Trade               0.0
Health &Personal Care                      0.2

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                              William J. Copeland

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Glen R. Johnson

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
               Executive Vice President, Treasurer, and Secretary

                               Richard B. Fisher
                                 Vice President

                               Karen M. Brownlee
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

                                                [LOGO]
                                                Federated Managed
                                                Growth and
                                                Income Fund


                                                Institutional Shares
                                                Select Shares


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com

                                                Semi-Annual Report
                                                to Shareholders
                                                May 31, 1998

Cusip 56166K305
Cusip 56166K404
G00516-01 (7/98)      [RECYCLED LOGO]



                             PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Income Fund for the six-month period from December 1, 1997 through May 31, 1998. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on bonds. At the end of the reporting period, 89.5% of the fund's $117.6-million in net assets were invested across a range of U.S. and foreign government and corporate bonds.* The remainder of the portfolio was invested across U.S. stocks.

During the first half of the fund's fiscal year, the fund's Institutional Shares delivered a total return of 5.07%** through dividends totaling $0.28 per share, capital gains totaling $0.13 per share, and a net asset value increase of $0.12 per share. The fund's Select Shares produced a total return of 4.70%** through dividends totaling $0.25 per share, capital gains totaling $0.13 per share and a net asset value increase of $0.12 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Fund. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson
President
July 15, 1998

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

Performance For Six Months Ended May 31, 1998

The six month reporting period ended May 31, 1998 was a generally favorable one for financial assets, and Federated Managed Income Fund participated in the advance. For the six months ended May 31, 1998, an investor in the fund's Institutional Shares had a total return of 5.07%,* while an investor in the fund's Select Shares had a total return of 4.70%.* In the U.S., the strength in the stock market was primarily in large company stocks as shares in utility companies had solid but more moderate returns. The bond market also delivered solid single digit returns as interest rates fell during the reporting period in response to an expected recession in Asia's developing economies.

Asset Allocation as of May 31, 1998

Federated Managed Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as seven asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1998.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 Asset Categories as a Percentage of Total Net Assets

                              Permitted  Percentage as of
       Asset Category           Range      May 31, 1998
Bonds (1)                         50-70              89.5
U.S. Treasury Securities           0-56              51.3
Mortgage-Backed
Securities                         0-35              18.2
Investment Grade
Corporate Bonds                    0-35              12.4
High Yield Corporate Bonds         0-10               3.2
Foreign Bonds                      0-10               4.4
Equities (1)                      30-50              14.4
Large Company Stocks          22.5-37.5               9.8
Utility Stocks                  2.5-7.5               4.6

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1998 have been included under the appropriate equity asset category.

The U.S. has enjoyed seven years of economic expansion which has driven corporate profits strongly upward. The accompanying bull market in stocks has pushed stock prices up even faster than earnings. However, this favorable price movement in stocks has created a valuation problem for U.S. stocks. Relative to historical measures of value, U.S. stocks are richly priced. This implies that long-term returns from these price levels are likely to be moderate. Moreover, stretched valuation levels for stocks make the bond market look more attractive. Offsetting the valuation factors which favor bonds, the U.S. economy appears to be in solid shape with good growth and low inflation. Moreover, U.S. monetary policy appears supportive of further price gains in financial assets. Thus, fund management moved equity exposure up during the reporting period to normal levels in response to this favorable near-term environment for equities.

Structure of the Bond Portfolio

Within the range of four to six years, the fund's bond duration is set at 4.5 years. This duration is set at a somewhat below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, mortgage-backed securities were kept at normal levels as their yield advantage was offset by the prospect of increased interest rate volatility which usually causes mortgage-backed securities to underperform comparable U.S. Treasurys. Lower than normal yield advantages offered by corporate bonds over U.S. Treasurys led fund management to underweight both investment grade and high yield corporate bonds.

Structure of the Equity Portfolio

Equity exposure was increased in the portfolio, primarily in the large company stock area. Other areas of the stock market such as utilities appear more reasonably valued than U.S. large company stocks.

However, the economic cycle appears to favor large company stocks. This economic expansion has lasted seven years, substantially longer than the average U.S. economic expansion. In the late stages of economic expansions, interest rates usually rise putting pressure on utility stocks. Thus, fund management held weights in utility stocks near neutral levels despite their valuation advantage.


                           PORTFOLIO OF INVESTMENTS

                         Federated Managed Income Fund
                            May 31, 1998 (unaudited)

                                                       Value
                                                      in U.S.
Shares                                                Dollars
*Stocks--14.4%
                Large Company Growth Stocks--4.9%
                Basic Industry--0.2%
           400  Air Products & Chemicals, Inc.        $ 34,800
           500  Avery Dennison Corp.                    25,906
           500  Bemis Co., Inc.                         21,094
         1,100  Crown Cork & Seal Co., Inc.             57,063
           600  Hercules, Inc.                          26,438
           600  Monsanto Co.                            33,225
                Total                                  198,526
                Consumer Durables--0.0%
           700  Harley Davidson, Inc.                   25,025
                Consumer Non-Durables--0.7%
         1,000  Campbell Soup Co.                       54,500
         1,900  Coca-Cola Co.                          148,912
         2,500  Dial Corp.                              62,031
           400  Gillette Co.                            46,850
           900  (a)Jones Apparel Group, Inc.            57,038
         1,600  PepsiCo, Inc.                           65,300
         3,000  Philip Morris Cos., Inc.               112,124
         1,100  Procter & Gamble Co.                    92,331
           600  Quaker Oats Co.                         34,613
           600  Sara Lee Corp.                          35,325
           700  UST, Inc.                               18,638
         1,000  Wolverine World Wide, Inc.              24,688
         1,100  Wrigley (William), Jr. Co.             105,875
                Total                                  858,225
                Energy Minerals--0.1%
           900  Diamond Offshore Drilling, Inc.         43,031
         1,200  (a)Global Marine, Inc.                  26,775
           600  Halliburton Co.                         28,425
                Total                                   98,231

                         Federated Managed Income Fund

                                                                 Value
                                                                in U.S.
Shares                                                          Dollars
               Stocks--continued
               Large Company Growth Stocks--continued
Finance--0.5%
          700  American Express Co.                            $   71,838
        1,300  Block (H&R), Inc.                                   57,200
        1,500  (a)Catellus Development Corp.                       27,844
        1,200  Conseco, Inc.                                       55,950
        1,000  Federal National Mortgage Association               59,875
          200  Household International, Inc.                       27,063
        2,600  MBNA Corp.                                          82,388
          300  MGIC Investment Corp.                               17,981
          400  Marsh & McLennan Cos., Inc.                         35,025
          800  Morgan Stanley, Dean Witter, Discover & Co.         62,450
          700  Sunamerica, Inc.                                    34,038
        1,400  Travelers Group, Inc.                               85,400
               Total                                              617,052
               Health Care--1.1%
        2,100  Abbott Laboratories                                155,793
        3,100  (a)Beverly Enterprises, Inc.                        44,369
        2,400  Bristol-Myers Squibb Co.                           258,000
          500  (a)Centocor, Inc.                                   19,500
        1,500  (a)Chiron Corp.                                     27,094
          600  Guidant Corp.                                       38,663
        1,200  HBO & Co.                                           69,263
        1,300  (a)HEALTHSOUTH Corp.                                36,888
        1,200  Johnson & Johnson                                   82,875
          700  Lilly (Eli) & Co.                                   43,006
        1,500  Merck & Co., Inc.                                  175,593
          900  Pfizer, Inc.                                        94,331
          900  (a)Quintiles Transnational Corp.                    43,763
          800  Schering Plough Corp.                               66,950
          500  United Healthcare Corp.                             32,000
          800  (a)Universal Health Services, Inc., Class B         44,000
        1,500  Warner-Lambert Co.                                  95,719
               Total                                            1,327,807

                         Federated Managed Income Fund

                                                            Value
                                                           in U.S.
    Shares                                                 Dollars
                Stocks--continued
                Large Company Growth Stocks--continued
                Producer Manufacturing--0.4%
           400  Allied-Signal, Inc.                        $ 17,100
           800  Dover Corp.                                  30,000
           900  (a)EVI, Inc.                                 45,506
         2,500  General Electric Co.                        208,437
           900  (a)Lexmark Intl. Group, Class A              49,950
           600  Masco Corp.                                  33,750
         1,000  Miller Herman, Inc.                          27,688
           600  Precision Castparts Corp.                    34,575
                Total                                       447,006
                Retail Trade--0.5%
         1,600  (a)General Nutrition Cos., Inc.              50,500
           800  Home Depot, Inc.                             62,850
         1,400  (a)Safeway, Inc.                             51,013
         1,600  TJX Cos., Inc.                               74,800
         5,700  Wal-Mart Stores, Inc.                       314,568
                Total                                       553,731
Services--0.4%
           900  (a)Cendant Corp.                             19,519
           700  (a)Chancellor Media Corp., Class A           29,269
           400  Disney (Walt) Co.                            45,250
           500  Gannett Co., Inc.                            32,969
           800  (a)Liberty Media Group, Class A              26,400
           500  McDonald's Corp.                             32,813
         1,400  Service Corp. International                  57,225
         3,560  (a)Tricon Global Restaurants, Inc.          110,582
         1,200  (a)Viacom, Inc., Class A                     66,075
           800  (a)Viacom, Inc., Class B                     44,000
                Total                                       464,102
                Technology--0.9%
           800  (a)America Online, Inc.                      66,650
           700  (a)Applied Materials, Inc.                   22,400
         1,600  (a)BMC Software, Inc.                        73,700

                         Federated Managed Income Fund

                                      Value
                                     in U.S.
    Shares                                                            Dollars
                 Stocks--continued
                 Large Company Growth Stocks--continued
                 Technology--continued
          1,200  (a)Cabletron Systems, Inc.                          $   15,450
          1,100  (a)Cadence Design Systems, Inc.                         38,775
          1,100  (a)Cisco Systems, Inc.                                  83,188
            500  Computer Associates International, Inc.                 26,250
          1,200  (a)EMC Corp. Mass                                       49,725
          1,600  First Data Corp.                                        53,200
            500  Hillenbrand Industries, Inc.                            30,875
          1,300  Intel Corp.                                             92,869
          1,000  Lucent Technologies, Inc.                               70,938
          2,200  (a)Microsoft Corp.                                     186,587
            900  (a)Peoplesoft, Inc.                                     39,319
            900  (a)SCI Systems, Inc.                                    30,713
          1,900  (a)Seagate Technology, Inc.                             43,938
          1,100  (a)Sun Microsystems, Inc.                               44,069
            600  (a)Tellabs, Inc.                                        41,231
            500  United Technologies Corp.                               47,000
                 Total                                                1,056,877
Utilities--0.1%
          1,300  (a)Airtouch Communications, Inc.                        61,913
            600  (a)PanAmSat Corp.                                       32,775
            700  (a)Teleport Communications Group, Inc., Class A         39,156
          1,100  (a)WorldCom, Inc.                                       50,050
                 Total                                                  183,894
Total Large Company Growth Stocks                                     5,830,476
                 Large Company Value Stocks--4.9%
                 Basic Industry--0.1%
          3,700  Archer-Daniels-Midland Co.                              69,838
            600  Dow Chemical Co.                                        58,125
          3,600  LTV Corporation                                         39,375
            600  Martin Marietta Materials                               27,600
                 Total                                                  194,938

                         Federated Managed Income Fund

                                                                Value
                                                               in U.S.
    Shares                                                     Dollars
                    Stocks--continued
                    Large Company Value Stocks--continued
                    Consumer Durables--0.2%
               900  Eastman Kodak Co.                          $ 64,238
               600  Ford Motor Co.                               31,125
               900  General Motors Corp.                         64,744
             2,000  Rubbermaid, Inc.                             65,250
                    Total                                       225,357
                    Consumer Non-Durables--0.2%
               800  BestFoods                                    45,150
             1,100  Kimberly-Clark Corp.                         54,519
             2,100  RJR Nabisco Holdings Corp.                   59,194
             1,400  UST, Inc.                                    37,275
               900  Universal Corp.                              33,806
                    Total                                       229,944
                    Energy Minerals--0.6%
               700  Atlantic Richfield Co.                       55,213
             1,400  (a)BJ Services Co.                           45,763
               900  Chevron Corp.                                71,888
             2,800  Exxon Corp.                                 197,400
             1,700  Occidental Petroleum Corp.                   46,963
             2,300  Sun Co., Inc.                                97,750
             1,300  Texaco, Inc.                                 75,075
             2,300  USX-Marathon Group                           80,500
                    Total                                       670,552
     Finance--1.4%
               900  Ahmanson (H.F.) & Co.                        68,625
             1,100  Allmerica Financial Corp.                    68,956
             1,148  Allstate Corp.                              108,055
               300  American International Group, Inc.           37,144
               157  Associates First Capital Corp., Class A      11,764
             1,700  Banc One Corp.                               93,713
               700  Bank of New York Co., Inc.                   42,788
               500  BankAmerica Corp.                            41,344
               300  Bankers Trust New York Corp.                 37,050

                         Federated Managed Income Fund

                                                               Value
                                                              in U.S.
    Shares                                                    Dollars
             Stocks--continued
             Large Company Value Stocks--continued
             Finance--continued
      1,100  Bear Stearns Cos., Inc.                         $   59,675
      1,200  Block (H&R), Inc.                                   52,800
      1,800  CIGNA Corp.                                        123,300
        300  Chase Manhattan Corp.                               40,781
        300  Citicorp                                            44,738
      1,100  Equitable Companies Inc.                            75,763
      2,000  First Union Corp.                                  110,624
        400  Fleet Financial Group, Inc.                         32,800
        200  General RE Corp.                                    43,975
        900  (a)Golden State Bancorp, Inc.                       34,481
        800  MBIA, Inc.                                          59,650
        700  Marsh & McLennan Cos., Inc.                         61,294
        700  Mellon Bank Corp.                                   47,206
        600  Merrill Lynch & Co., Inc.                           53,700
      1,100  Morgan Stanley, Dean Witter, Discover & Co.         85,869
      1,500  NationsBank Corp.                                  113,624
      1,200  Old Republic International Corp.                    34,200
        800  Torchmark Corp.                                     34,300
        900  Washington Federal, Inc.                            25,031
             Total                                            1,643,250
             Health Care--0.3%
      2,800  Pharmacia & Upjohn, Inc.                           123,724
      3,000  U.S. Surgical Corp.                                119,249
      1,000  United Healthcare Corp.                             64,000
             Total                                              306,973
             Producer Manufacturing--0.3%
      3,100  ITT Industries, Inc.                               114,312
      2,000  Ingersoll-Rand Co.                                  90,125
      1,400  Johnson Controls, Inc.                              83,300
        500  Loews Corp.                                         45,375
      1,100  Parker-Hannifin Corp.                               45,169
             Total                                              378,281

                         Federated Managed Income Fund

                                                                Value
                                                               in U.S.
    Shares                                                     Dollars
                 Stocks--continued
                 Large Company Value Stocks--continued
                 Retail Trade--0.1%
          3,600  (a)K Mart Corp.                               $ 69,750
          2,000  Limited, Inc.                                   66,500
                 Total                                          136,250
 Services--0.2%
            800  CBS Corp.                                       25,400
          2,400  Readers Digest Association, Inc., Class A       68,400
          3,600  Waste Management, Inc.                         117,000
                 Total                                          210,800
                 Technology--0.4%
          1,500  AMP, Inc.                                       57,000
          1,500  First Data Corp.                                49,875
            600  International Business Machines Corp.           70,425
            500  Northrop Corp.                                  53,594
          6,700  (a)Novell, Inc.                                 70,350
          1,000  Raytheon Co., Class A                           53,313
          1,300  (a)Storage Technology Corp.                    109,038
                 Total                                          463,595
                 Transportation--0.1%
          1,500  CNF Transportation, Inc.                        61,594
          1,600  Ryder Systems, Inc.                             54,500
          1,400  Southwest Airlines Co.                          37,363
                 Total                                          153,457
Utilities--1.0%
          1,000  AT&T Corp.                                      60,875
          1,400  Bell Atlantic Corp.                            128,275
          1,100  CMS Energy Corp.                                47,919
          1,400  Coastal Corp.                                   98,700
            700  Columbia Gas System, Inc.                       59,063
          5,800  Entergy Corp.                                  152,612
          1,800  GTE Corp.                                      104,962
          2,200  Houston Industries, Inc.                        62,975
          2,700  MCI Communications Corp.                       144,365

                         Federated Managed Income Fund

                                                          Value
                                                         in U.S.
    Shares                                               Dollars
               Stocks--continued
               Large Company Value Stocks--continued
               Utilities--continued
      2,500    P G & E Corp.                            $   78,750
      1,300    Pacificorp                                   29,981
      1,500    Public Service Enterprises Group, Inc.       49,594
      1,000    Texas Utilities Co.                          39,500
      2,000    U.S. West, Inc.                             101,500
               Total                                     1,159,071
Total Large Company Value Stocks                         5,772,468
               Utility Stocks--4.6%
               Electric Utilities: Central--0.8%
      2,600    Ameren Corp.                                101,724
      6,500    CMS Energy Corp.                            283,155
      4,300    Cinergy Corp.                               138,943
      8,700    DPL, Inc.                                   150,074
      8,800    NIPSCO Industries, Inc.                     236,500
               Total                                       910,396
               Electric Utilities: East--0.2%
      4,800    DQE, Inc.                                   157,800
      3,500    Public Service Enterprises Group, Inc.      115,718
               Total                                       273,518
               Electric Utilities: South--1.4%
      2,500    Dominion Resources, Inc.                     99,219
      4,800    Duke Energy Corp.                           276,600
      5,600    Entergy Corp.                               147,350
      4,500    FPL Group, Inc.                             276,468
      6,100    Houston Industries, Inc.                    174,612
      3,600    SCANA Corp.                                 103,724
      8,600    Southern Co.                                228,437
      5,800    TECO Energy, Inc.                           151,887
      6,300    Texas Utilities Co.                         248,850
               Total                                     1,707,147
               Electric Utilities: West--0.8%
      3,500    Montana Power Co.                           126,874

                         Federated Managed Income Fund

   Shares or                                                             Value
   Principal                                                            in U.S.
    Amount                                                              Dollars
                    Stocks--continued
                    Utility Stocks--continued
                    Electric Utilities: West--continued
      2,200         New Century Energies, Inc.                        $   101,200
      5,200         P G & E Corp.                                         163,800
      8,600         Pacificorp                                            198,337
      5,200         Pinnacle West Capital Corp.                           233,674
      3,600         Puget Sound Energy, Inc.                               94,050
                    Total                                                 917,935
                    Natural Gas Distribution--0.5%
      2,600         Consolidated Natural Gas Co.                          147,062
      6,700         MCN Corp.                                             241,200
      4,300         Pacific Enterprises                                   163,669
                    Total                                                 551,931
                    Oil/Gas Transmission--0.9%
      1,300         Columbia Gas System, Inc.                             109,687
      7,000         El Paso Natural Gas                                   270,375
      5,400         Enron Corp.                                           270,675
      3,400         Sonat, Inc.                                           133,238
      7,400         Williams Companies, Inc.                              240,038
                    Total                                               1,024,013
Total Utility Stocks                                                    5,384,940
Total Stocks (identified cost $14,088,305)                             16,987,884
Bonds--89.5%
                    Treasury and Government Securities--51.3%
                    U.S. Treasury--39.9%
      $6,400,000    United States Treasury Bill, 6/18/1998              6,388,096
      1,500,000     United States Treasury Bill, 6/25/1998              1,495,860
      1,243,000     United States Treasury Bond, 6.125%, 11/15/2027     1,299,134
      3,055,000     United States Treasury Bond, 8.125%, 5/15/2021      3,896,683
      6,060,000     United States Treasury Note, 7.250%, 5/15/2004      6,556,496
      11,698,000    United States Treasury Note, 5.750%, 8/15/2003     11,790,648
      1,000,000     United States Treasury Note, 5.875%, 2/15/2004      1,014,540
      7,125,000     United States Treasury Note, 6.500%, 10/15/2006     7,510,391
      6,529,000     United States Treasury Note, 6.625%, 5/15/2007      6,957,107
                    Total                                              46,908,955

                         Federated Managed Income Fund

                                                                                           Value
     Principal                                                                            in U.S.
     Amount                                                                               Dollars
                  Bonds--continued
                  Treasury and Government Securities--continued
                  (b)Repurchase Agreements--11.4%
      $1,377,000  (c)Goldman Sachs Group, LP, 5.480%, dated 4/17/1998, due 6/10/1998    $ 1,377,000
       1,377,000  (c)Goldman Sachs Group, LP, 5.480%, dated 4/17/1998, due 6/10/1998      1,377,000
       3,117,000  (c)Goldman Sachs Group, LP, 5.490%, dated 5/6/1998, due 6/10/1998       3,117,000
       7,590,000  BT Securities Corp., 5.570%, dated 5/29/1998, due 6/1/1998              7,590,000
Total (at amortized cost)                                                                13,461,000
Total Treasury and Government Securities                                                 60,369,955
                  Mortgage-Backed Securities--18.2%
Government Agency--18.2%
          90,597  Federal Home Loan Mortgage Corp., 9.500%, 4/1/2021                         97,533
         361,801  Federal Home Loan Mortgage Corp., 7.500%, 5/1/2024                        373,783
         205,189  Federal Home Loan Mortgage Corp., 7.000%, 7/1/2024                        209,869
         706,847  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2026                        727,169
       1,014,460  Federal Home Loan Mortgage Corp., 6.500%, 3/1/2011                      1,022,383
         234,930  Federal Home Loan Mortgage Corp., 8.000%, 9/1/2010                        242,786
         598,059  Federal Home Loan Mortgage Corp., 7.000%, 4/1/2009                        611,144
         202,258  Federal Home Loan Mortgage Corp., 6.500%, 5/1/2011                        203,838
         825,776  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2011                        851,062
       2,950,410  Federal Home Loan Mortgage Corp., 6.000%, 3/1/2013                      2,919,076
       1,377,000  (d)Federal Home Loan Mortgage Corp. TBA, 7.000%                         1,399,638
         407,009  Federal National Mortgage Association, 7.000%, 7/1/2024                   415,149
         446,535  Federal National Mortgage Association, 7.500%, 10/1/2011                  459,793
         262,133  Federal National Mortgage Association, 9.000%, 2/1/2025                   278,435
          88,004  Federal National Mortgage Association, 8.500%, 2/1/2025                    92,321
         156,521  Federal National Mortgage Association, 8.000%, 7/1/2023                   163,565
         838,590  Federal National Mortgage Association, 6.500%, 2/1/2026                   835,974
         717,478  Federal National Mortgage Association, 7.000%, 8/1/2011                   731,828
       1,019,158  Federal National Mortgage Association, 8.000%, 5/1/2027                 1,060,302
         618,148  Federal National Mortgage Association, 6.500%, 2/1/2028                   614,284
         453,737  Federal National Mortgage Association, 6.500%, 3/1/2028                   450,901
         621,479  Federal National Mortgage Association, 6.500%, 3/1/2028                   617,595
                  Federal National Mortgage Association, 6.500%, 7/10/2002                  107,594
       1,767,000  (d)Federal National Mortgage Association TBA, 7.000%                    1,792,392


                         Federated Managed Income Fund

                                                                                        Value
     Principal                                                                         in U.S.
      Amount                                                                           Dollars
                    Bonds--continued
                    Mortgage-Backed Securities--continued
                    Government Agency--continued
     $1,350,000     (d)Federal National Mortgage Association TBA, 7.500%             $ 1,389,663
     817,218        Government National Mortgage Association, 8.000%, 6/15/2022          851,950
     769,394        Government National Mortgage Association, 7.000%, 10/15/2023         783,581
     557,899        Government National Mortgage Association, 7.500%, 12/15/2027         574,809
     279,111        Government National Mortgage Association, 8.500%, 10/15/2024         294,987
     574,908        Government National Mortgage Association, 7.000%, 7/15/2024          585,509
     621,382        Government National Mortgage Association, 8.000%, 12/15/2012         644,100
                    Total Mortgage-Backed Securities                                  21,403,013
High Yield Bonds--3.2%
     375,460        (e)The High Yield Bond Portfolio                                   3,720,809
                    Investment Grade Bonds--12.4%
Aerospace & Defense--0.4%
     250,000        McDonnell Douglas Finance, Medium Term Note, 6.375%, 7/15/1999       251,753
     250,000        McDonnell Douglas Finance, Note, 9.400%, 10/15/2001                  263,125
                    Total                                                                514,878
                    Automotive--0.3%
     400,000        Dana Corp., Note, 7.000%, 3/15/2028                                  408,772
Banking--1.7%
     100,000        City National Bank, Sub. Note, 6.375%, 1/15/2008                      99,459
     470,000        (f)Den Danske Bank, Note, 7.400% 6/15/2010                           494,412
     200,000        National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                218,234
     285,000        PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                       295,619
     350,000        Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005       377,559
     70,000         (f)Swedbank, Sub., 7.500% 11/29/2049                                 484,537
                    Total                                                              1,969,820
Beverage & Tobacco--0.3%
     100,000        Philip Morris Cos., Inc., Deb., 6.000%, 7/15/2001                     98,845
     100,000        Philip Morris, Deb., 8.625%, 3/1/1999                                101,883
     200,000        Philip Morris Cos., Inc., Deb., 9.250%, 2/15/2000                    209,722
                    Total                                                                410,450
Broadcast Radio & TV--0.2%
     175,000        SCI Television, Sr. Secured Note, 11.000%, 6/30/2005                 177,534

                         Federated Managed Income Fund

                                                                                    Value
     Principal                                                                     in U.S.
       Amount                                                                       Dollars
                    Bonds--continued
                    Investment Grade Bonds--continued
Cable Television--0.9%
   $1,000,000       TKR Cable Inc., 10.500%, 10/30/2007                           $1,108,630
Chemicals & Plastics--0.3%
   350,000          (f)Bayer Corp., Deb., 6.500%, 10/1/2002                          357,893
Education--0.3%
   300,000          Boston University, 7.625%, 7/15/2097                             346,582
Electronics--0.2%
   200,000          Harris Corp, Deb., 10.375%, 12/1/2018                            214,284
Finance--Automotive--0.1%
   165,000          GMAC, Medium Term Note, 7.500%, 5/25/2000                        169,891
Finance--Retail--0.2%
   250,000          Household Finance, Deb., 6.450%, 2/1/2009                        249,373
Financial Intermediaries--1.4%
   250,000          Green Tree Financial Corp, Sr. Sub. Note, 10.250%, 6/1/2002      278,278
   725,000          Lehman Brothers Holdings, Inc., Note, 6.900%, 1/29/2001          738,819
   175,000          Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002          175,152
   325,000          Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007          344,871
   100,000          Salomon, Inc., Note, 7.200%, 2/1/2004                            104,441
                    Total                                                          1,641,561
Forest Products--0.4%
   400,000          Quno Corp., Sr. Note, 9.125%, 5/15/2005                          436,656
Insurance--2.2%
   250,000          AFC Capital Trust I, Bond, 8.207%, 2/3/2027                      285,805
   350,000          Conseco, Inc., Sr. Note, 10.500%, 12/15/2004                     421,197
   515,000          Continental Corp, Note, 8.250%, 4/15/1999                        525,285
   250,000          Delphi Funding L.L.C., 9.310% Capital Securities, Series A       281,225
   165,000          NAC Re Corp, Note, 8.000%, 6/15/1999                             168,414
   400,000          Provident Cos., Inc., Bond, 7.405%, 3/15/2038                    415,503
   250,000          Sunamerica Inc, Medium Term Note, 7.340%, 8/30/2005              266,596
   250,000          USF&G Corp., Company Guarantee, 8.470%, 1/10/2027                283,998
                    Total                                                          2,648,023
Metals & Mining--0.2%
   225,000          Barrick Gold Corp., Deb., 7.500%, 5/1/2007                       239,423

                         Federated Managed Income Fund

             Principal
             Amount or
              Foreign                                                                                  Value
             Currency                                                                                 in U.S.
            Par Amount                                                                                 Dollars
                                     Bonds--continued
                                     Investment Grade Bonds--continued
Oil & Gas--0.2%
      $250,000                       USX Corp., Note, 6.375%, 7/15/1998                              $250,545
Pharmaceutical--0.2%
      200,000                        American Home Products Corp., Note, 7.700%, 2/15/2000            205,722
Retailers--0.5%
      350,000                        Harcourt General, Sr. Deb., 7.200%, 8/1/2027                     355,327
      200,000                        Sears, Roebuck & Co., Medium Term Note, 7.320%, 4/24/2000        204,900
                                     Total                                                            560,227
Services--0.6%
      250,000                        Loewen Group Int'l, Sr. Note, 8.250%, 4/15/2003                  265,845
      400,000                        Service Corp. Int'l, Note, 6.500%, 3/15/2008                     403,648
                                     Total                                                            669,493
Sovereign Government--0.6%
      400,000                        Republic of South Africa, Global Bond Deb., 9.625%, 12/15/1999   416,248
      250,000                        Republic of Colombia, Note, 7.250%, 2/15/2003                    239,688
                                     Total                                                            655,936
Surface Transportation--0.3%
      300,000                        Trans Ocean Container Corp., Sr. Sub. Note, 12.250%, 7/1/2004    338,679
     Technology Services--0.2%
      2,200                          Microsoft Corp., Conv. Pfd., Series A, $2.196                    205,425
Utilities--0.7%
      300,000                        Duke Power Co., First Mortgage Note, 7.000%, 9/1/2005            308,781
      250,000                        Enersis S.A., Note, 7.400%, 12/1/2016                            246,790
      300,000                        Gulf States Utility, FMB, 6.750%, 10/1/1998                      300,624
                                     Total                                                            856,195
                                     Total Investment Grade Bonds                                  14,635,992
Foreign Bonds--4.4%
Australian Dollar--0.1%
      74,000                         Queensland TreasGlobal Notes, Deb., 10.500%, 5/15/2003            56,584
      25,000                         West Aust T Corp, Local Gov't. Guarantee, 8.000%, 7/15/2003       17,543
                                     Total                                                             74,127

                         Federated Managed Income Fund

      Foreign                                                                           Value
      Currency                                                                          in U.S.
     Par Amount                                                                         Dollars
                    Bonds--continued
                    Foreign Bonds--continued
                    Austrian Mark--0.1%
      245,000       Republic of Austria, Unsub., 6.500%, 1/10/2024                 $  155,301
                    Belgium Franc--0.1%
      514,000       Belgian Gov't., Bond, 6.500%, 3/31/2005                            15,321
      2,000,000     Belgium Kingdom, 7.750%, 10/15/2004                                63,104
                    Total                                                              78,425
Canadian Dollar--0.3%
      167,000       Canadian Government, Deb., 6.500%, 6/1/2004                       121,815
      200,000       Ontario Hydro, 9.000%, 6/24/2002                                  155,124
      91,000        Ontario Hydro, Bond, 7.750%, 11/3/2005                             71,088
                    Total                                                             348,027
Danish Krone--0.2%
      898,000       Denmark--Bullet, Bond, 8.000%, 3/15/2006                          157,132
      600,000       Denmark, 8.000%, 5/15/2003                                        100,663
                    Total                                                             257,795
Deutsche Mark--1.3%
      45,000        DG-HYPBK 5.750%, 1/22/2007                                         26,532
      195,000       Depfa-Bank, 5.500%, 1/15/2013                                     111,519
      79,000        Deutschland Republic, Deb., 6.250%, 1/4/2024                       49,297
      234,000       European Investment Bank, 5.000%, 4/15/2008                       257,473
      38,000,000    KFW International Finance, 6.000%, 11/29/1999                     296,888
      100,000       KFW International Finance, Bank Guarantee, 6.750%, 6/20/2005       62,246
      700,000       Treuhandanstalt, 7.750%, 10/1/2002                                442,147
      408,000       Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003      252,197
                    Total                                                           1,498,299
Greek Drachma--0.2%
      45,000,000    Hellenic Republic, Bond, 8.800%, 6/19/2007                        156,669
      11,400,000    Hellenic Republic, FRN 10/23/2003                                  37,838
                    Total                                                             194,507
Hungarian Forint--0.0%
      6,700,000     Hungary Govt, Bond, 14.000%, 12/12/2002                            29,488
Italian Lira--0.4%
      80,000,000    Btps, Bond, 10.500%, 11/1/2000                                     51,568

                         Federated Managed Income Fund

      Foreign                                                                           Value
      Currency                                                                          in U.S.
     Par Amount                                                                         Dollars
                     Bonds--continued
                     Foreign Bonds--continued
                     Italian Lira--continued
      95,000,000     Btps, Deb., 12.000%, 5/18/1999                                   $ 57,535
      480,000,000    Buoni Poliennali Del Tes, 9.500%, 1/1/2005                        341,788
      60,000,000     Buoni Poliennali Del Tes, Deb., 12.000%, 1/01/2002                 42,171
                     Total                                                             493,062
Japanese Yen--0.2%
      24,000,000     Export-Import Bank Japan, 4.375%, 10/1/2003                       202,498
      10,000,000     Interamerican Development, Deb., 7.250%, 5/15/2000                 81,556
                     Total                                                             284,054
Mexican Peso--0.0%
      30,000         Mexican Cetes, 2/11/1999                                           29,490
Netherlands Guilder--0.2%
      40,000         Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                         21,660
      30,000         Bank Ned Gemeenten, Bond, 7.750%, 12/20/2004                       17,275
      60,000         LKB-Global Bd, Bank Guarantee, 6.000%, 1/25/2006                   35,813
      350,000        Netherlands Government, 5.750%, 1/15/2004                         183,959
      60,000         Netherlands Government, 6.000%, 1/15/2006                          32,147
                     Total                                                             290,854
New Zealand Dollar--0.1%
      41,000         New Zealand Government, 8.000%, 2/15/2001                          22,447
      70,000         New Zealand Government, Bond, 8.000%, 7/15/1998                    37,480
                     Total                                                              59,927
Norwegian Krone--0.2%
      330,000        NGB 9% 1/31/99, Bond, 9.000%, 1/31/1999                            44,900
      195,000        Norwegian Government, 5.500%, 5/15/2009                            25,732
      420,000        Norwegian Government, Bond, 7.000%, 5/31/2001                      58,377
      315,000        Norwegian Gov't., Foreign Gov't. Guarantee, 5.750%, 11/30/2004     42,499
                     Total                                                             171,508
Polish Zloty--0.0%
      195,000        Poland Govt Bond, 12.000%, 6/12/2003                               46,502
South African Rand--0.0%
      145,000        Republic of South Africa, Bond, 12.500%, 12/21/2006                26,034

                         Federated Managed Income Fund

      Foreign                                                                                       Value
      Currency                                                                                      in U.S.
     Par Amount                                                                                    Dollars
                    Bonds--continued
                    Foreign Bonds--continued
                    Spanish Peseta--0.3%
      20,000,000    Spanish Government, 10.000%, 2/28/2005                                       $    170,280
      15,700,000    Spanish Gov't., Bond, 8.800%, 4/30/2006                                           129,133
      4,950,000     Spanish Gov't., Deb., 10.100%, 2/28/2001                                           37,382
                    Total                                                                             336,795
Swedish Krona--0.3%
      1,000,000     Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551, 7.500%, 3/17/1999        130,341
      900,000       Sweden, 6.000%, 2/9/2005                                                          121,921
      200,000       Sweden, Deb., 13.000%, 6/15/2001                                                   31,440
                    Total                                                                             283,702
United Kingdom Pound--0.4%
      80,000        British Gas PLC, 8.875%, 7/8/2008                                                 152,632
      29,000        U.K. Treasury, Deb., 8.500%, 12/7/2005                                             55,003
      175,000       UK Conversion, 9.000%, 3/3/2000                                                   296,546
                    Total                                                                             504,181
                    Total Foreign Bonds                                                             5,162,078
                    Total Bonds (identified cost $103,568,872)                                    105,291,847
                    Total Investments (identified cost $117,657,177)(g)                          $122,279,731

* The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $7,362,900 at May 31, 1998, which represents 6.3% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to stocks is 20.7%.

(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) These securities are subject to dollar roll transactions.

(e) The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds.

(f) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998, these securities amounted to $1,336,842 which represents 1.1% of total net assets.

(g) The cost of investments for federal tax purposes amounts to $117,657,177. The net unrealized appreciation of investments on a federal tax basis amounts to $4,622,554 which is comprised of $5,509,507 appreciation and $886,953 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($117,672,760) at May 31, 1998.

The following acronyms are used throughout this portfolio:

FRN  --Floating Rate Note
LP   --Limited Partnership
PLC  --Public Limited Company
TBA  --To Be Announced

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                         Federated Managed Income Fund

                            May 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $117,657,177)                             $122,279,731
Cash                                                                                                               23,644
Cash denominated in foreign currencies (identified cost $60,624)                                                   60,295
Income receivable                                                                                               1,218,471
Receivable for investments sold                                                                                    56,187
Receivable for shares sold                                                                                        135,246
Deferred organizational costs                                                                                      23,374
Other assets                                                                                                       13,489
 Total assets                                                                                                 123,810,437
Liabilities:
Payable for investments purchased                                                       $  1,456,864
Payable for dollar roll transactions                                                       4,568,720
Payable for taxes withheld                                                                       954
Payable for daily variation margin                                                            67,386
Accrued expenses                                                                              43,753
 Total liabilities                                                                         6,137,677
Net Assets for 10,809,886 shares outstanding $117,672,760 Net Assets Consist of:
Paid in capital $111,428,401 Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency 4,465,146 Accumulated net realized gain on investments and foreign currency transactions 1,816,033
Distributions in excess of net investment income (36,820)
 Total Net Assets                                                                                            $117,672,760
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$76,115,539 O 6,992,115 shares outstanding                                                                         $10.89
Select Shares:
$41,557,221 O 3,817,771 shares outstanding                                                                         $10.89

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                         Federated Managed Income Fund
                   Six Months Ended May 31, 1998 (unaudited)

Investment Income:
Dividends                                                                              $  298,852
Interest (net of dollar roll expense of $41,465 and
 foreign taxes withheld of $930)                                                        3,036,388
 Total income                                                                           3,335,240
Expenses:
Investment advisory fee                                         $  439,539
Administrative personnel and services fee                           77,288
Custodian fees                                                       1,330
Transfer and dividend disbursing agent fees and expenses            53,342
Directors'/Trustees' fees                                            2,003
Auditing fees                                                        8,616
Legal fees                                                           2,303
Portfolio accounting fees                                           31,470
Distribution services fee--Select Shares                           146,709
Shareholder services fee--Institutional Shares                      91,380
Shareholder services fee--Select Shares                             48,903
Share registration costs                                            11,271
Printing and postage                                                17,915
Insurance premiums                                                   1,578
Taxes                                                                1,700
Miscellaneous                                                       14,613
Total expenses                                                     949,960
Waivers--
 Waiver of investment advisory fee                  $ (239,649)
 Waiver of distribution services fee--Select Shares    (48,903)
 Waiver of shareholder services
   fee--Institutional Shares                           (73,104)
   Total waivers                                                  (361,656)
     Net expenses                                                                         588,304
      Net investment income                                                             2,746,936
Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions                      1,837,838
Net change in unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                       702,529
 Net realized and unrealized gain on investments and foreign currency                   2,540,367
   Change in net assets resulting from operations                                      $5,287,303

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Federated Managed Income Fund

                                                                                    Six Months
                                                                                       Ended
                                                                                    (unaudited)       Year Ended
                                                                                   May 31, 1998   November 30, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                              $  2,746,936        $  5,071,578
Net realized gain on investments and foreign currency transactions
($1,837,838 and $1,326,866, respectively, as computed for federal tax purposes)       1,837,838           1,301,274
Net change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currency                           702,529           1,480,118
 Change in net assets resulting from operations                                       5,287,303           7,852,970
Distributions to Shareholders--
Distributions from net investment income
 Institutional Shares                                                                (1,919,635)         (3,897,404)
 Select Shares                                                                         (890,346)         (1,379,778)
Distributions from net realized gains on investments
and foreign currency transactions
 Institutional Shares                                                                  (868,541)           (457,124)
 Select Shares                                                                         (458,242)           (172,678)
   Change in net assets resulting from distributions to shareholders                 (4,136,764)         (5,906,984)
Share Transactions--
Proceeds from sale of shares                                                         25,156,115          42,602,074
Net asset value of shares issued to shareholders
in payment of distributions declared                                                  2,493,707           2,996,006
Cost of shares redeemed                                                             (18,793,422)        (32,459,813)
 Change in net assets resulting from share transactions                               8,856,400          13,138,267
   Change in net assets                                                              10,006,939          15,084,253
Net Assets:
Beginning of period                                                                 107,665,821          92,581,568
End of period (including undistributed net investment income of $0
and $26,225, respectively)                                                         $117,672,760        $107,665,821

(See Notes which are an integral part of the Financial Statements)






                   Financial Highlights--Institutional Shares

(For a share outstanding throughout each period)
                                                          Six Months
                                                             Ended
                                                          (unaudited)
                                                            May 31,                 Year Ended November 30,
                                                             1998        1997      1996      1995     1994(a)
Net asset value, beginning of period                         $ 10.77   $ 10.56   $ 10.54   $  9.76   $ 10.00
Income from investment operations
 Net investment income                                          0.27      0.60      0.59      0.62      0.31
Net realized and unrealized gain (loss) on investments
and foreign currency                                            0.26      0.30      0.12      0.78     (0.25)
 Total from investment operations                               0.53      0.90      0.71      1.40      0.06
Less distributions
 Distributions from net investment income                      (0.28)    (0.62)    (0.62)    (0.62)    (0.30)
 Distributions from net realized gain on investments
 and foreign currency transactions                             (0.13)    (0.07)    (0.07)       --        --
 Total distributions                                           (0.41)    (0.69)    (0.69)    (0.62)    (0.30)
Net asset value, end of period                               $ 10.89   $ 10.77   $ 10.56   $ 10.54   $  9.76
Total return (b)                                                5.07%     8.88%     6.98%    14.74%     0.55%
Ratios to average net assets
 Expenses                                                     0.80%*      0.80%     0.80%     0.75%   0.67%*
 Net investment income                                        5.14%*      5.63%     5.72%     6.26%   6.02%*
 Expense waiver/reimbursement (c)                             0.59%*      0.70%     0.80%     1.06%   1.01%*
Supplemental data
 Net assets, end of period (000 omitted)                     $76,116   $71,058   $67,122   $50,852   $34,692
Average commission rate paid (d)                             $0.0568   $0.0053   $0.0003        --        --
 Portfolio turnover                                               50%       99%      164%      165%      153%

 * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 18, 1994 to May 24, 1994, the net investment income was distributed to the fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


                      Financial Highlights--Select Shares

(For a share outstanding throughout each period)
                                                           Six Months
                                                              Ended
                                                           (unaudited)
                                                             May 31,                 Year Ended November 30,
                                                              1998        1997      1996      1995     1994(a)
Net asset value, beginning of period                          $ 10.77   $ 10.56   $ 10.54   $  9.77   $ 10.00
Income from investment operations
 Net investment income                                           0.25      0.51      0.53      0.48      0.28
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                            0.25      0.31      0.10      0.83     (0.25)
 Total from investment operations                                0.50      0.82      0.63      1.31      0.03
Less distributions
 Distributions from net investment income                       (0.25)    (0.54)    (0.54)    (0.54)    (0.26)
Distributions from net realized gain on investments
      and foreign currency transactions                         (0.13)    (0.07)    (0.07)       --        --
 Total distributions                                            (0.38)    (0.61)    (0.61)    (0.54)    (0.26)
Net asset value, end of period                                $ 10.89   $ 10.77   $ 10.56   $ 10.54   $  9.77
Total return (b)                                                 4.70%     8.14%     6.23%    13.76%     0.26%
Ratios to average net assets
 Expenses                                                      1.50%*      1.50%     1.50%     1.50%   1.42%*
 Net investment income                                         4.44%*      4.93%     5.02%     5.56%   5.24%*
 Expense waiver/reimbursement (c)                              0.64%*      0.75%     0.85%     1.06%   1.26%*
Supplemental data
 Net assets, end of period (000 omitted)                      $41,557   $36,608   $25,459   $13,927   $ 3,198
 Average commission rate paid (d)                             $0.0568   $0.0053   $0.0003        --        --
 Portfolio turnover                                                50%       99%      164%      165%      153%

 * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


                         Notes to Financial Statements

                         Federated Managed Income Fund
                            May 31, 1998 (unaudited)

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1998, the Fund had realized gains on future contracts of $145,573.

At May 31, 1998, the Fund had outstanding futures contracts as set forth below:

                      Contracts to              Unrealized
Expiration Date     Deliver/Receive  Position  Depreciation
June 1998          27 S&P 500 Index    Long      $155,762

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. As of May 31, 1998, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

                          Fund
     Security       Acquisition Date  Acquisition Cost
Bayer Corp.          3/21/96-4/17/96          $345,302
Den Danske Bank               1/7/98           494,590
Swedbank                      1/7/98           490,854
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.


                   Shares of Beneficial Interest
                                                                                         Six Months Ended
                                                                             (unaudited)                  Year Ended
                                                                             May 31, 1998             November 30, 1997
Institutional Shares                                                    Shares        Amount        Shares        Amount
Shares sold                                                            1,468,066   $ 15,915,425    2,242,410   $ 23,562,794
Shares issued to shareholders in payment of distributions declared       146,424      1,579,004      185,324      1,941,234
Shares redeemed                                                       (1,217,303)   (13,191,303)  (2,190,519)   (22,927,532)
 Net change resulting from Institutional Share transactions              397,187   $  4,303,126      237,215   $  2,576,496

Select Shares
Shares sold                                                              852,652   $  9,240,690    1,793,074   $ 19,039,280
Shares issued to shareholders in payment of distributions declared        84,868        914,703      100,754      1,054,772
Shares redeemed                                                         (517,251)    (5,602,119)    (907,794)    (9,532,281)
 Net change resulting from Select Share transactions                     420,269   $  4,553,274      986,034   $ 10,561,771
 Net change resulting from share transactions                            817,456   $  8,856,400    1,223,249   $ 13,138,267

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and of Federated Global Research Corp. ("the Sub-Adviser), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $91,334 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended May 31, 1998, the Fund expensed $42,971 of organizational expenses.

General
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

Purchases                                          $53,125,660
Sales                                              $51,686,274

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At May 31, 1998, the diversification of industries was as follows:

                         Percent of
Industry                 Net Assets
Agency                       0.7%
Banking                      1.4%
Financial Intermediaries     0.3%
Forest Products              0.4%
Metals & Mining              0.2%
Sovereign                    2.6%
Sovereign Government         0.9%
State/Provincial             0.0%
Supranational                0.3%
Utilities                    0.1%

                                    Trustees

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                              William J. Copeland

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Glen R. Johnson

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    Officers

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
               Executive Vice President, Treasurer, and Secretary

                               Richard B. Fisher
                                 Vice President

                               Karen M. Brownlee
                              Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

                                                [LOGO]
                                                Federated
                                                Managed
                                                Income Fund

                                                Institutional Shares
                                                Select Shares


Federated Securites Corp., Ditributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                                Semi-Annual Report
                                                to Shareholders
                                                May 31, 1998

Cusip 56166K107
Cusip 56166K206
G00517-01 (7/98)